UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 457-3637

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The KP Funds

KP Retirement Path Retirement Income Fund (formerly, KP Retirement Path 2015 Fund): KPRAX

KP Retirement Path 2020 Fund: KPRBX

KP Retirement Path 2025 Fund: KPRCX

KP Retirement Path 2030 Fund: KPRDX

KP Retirement Path 2035 Fund: KPREX

KP Retirement Path 2040 Fund: KPRFX

KP Retirement Path 2045 Fund: KPRGX

KP Retirement Path 2050 Fund: KPRHX

KP Retirement Path 2055 Fund: KPRIX

KP Retirement Path 2060 Fund: KPRJX

KP Retirement Path 2065 Fund: KPRKX

KP Large Cap Equity Fund: KPLCX

KP Small Cap Equity Fund: KPSCX

KP International Equity Fund: KPIEX

KP Fixed Income Fund: KPFIX

Semi-Annual Report

June 30, 2019

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-855-457-3637.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-457-3637. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all KP Funds if you invest directly with the Funds.

THE KP FUNDS	June 30, 2019

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-457-3637 (855-4KPFNDS); and (ii) on the Commission’s website at http://www.sec.gov.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Retirement Path Retirement Income Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 71.8%

KP Fixed Income Fund	20,021,489	$207,222

KP International Equity Fund	3,156,886	32,674

KP Large Cap Equity Fund	6,262,700	83,357

KP Small Cap Equity Fund	1,259,337	13,928

Total Affiliated Registered Investment Companies (Cost $320,164) (000)		337,181

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 28.2%

DFA Commodity Strategy Portfolio, Cl Institutional	800,023	4,352

DFA International Real Estate Securities, Cl Institutional	881,706	4,603

DFA Real Estate Securities Portfolio, Cl Institutional	244,505	9,435

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	305,880	$4,671

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	464,403	4,570

T. Rowe Price New Era Fund, Cl Institutional	132,244	4,524

Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,382,286	14,555

Vanguard Short-Term Bond Index Fund, Cl Institutional	4,527,584	47,766

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	1,532,931	37,925

Total Unaffiliated Registered Investment Companies (Cost $129,771) (000)		132,401

Total Investments In Securities — 100.0% (Cost $449,935) (000)		$469,582

Percentages are based on Net Assets of $469,558 (000).

Cl — Class

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2019, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$200,468	$25,198	$(31,522)	$13,341	$(263)	$207,222	20,021,489	$—	$—
KP International Equity Fund	32,947	3,231	(8,250)	4,100	646	32,674	3,156,886	—	—
KP Large Cap Equity Fund	78,597	10,492	(20,212)	11,152	3,328	83,357	6,262,700	—	—
KP Small Cap Equity Fund	12,946	2,685	(4,324)	2,202	419	13,928	1,259,337	—	—

Totals	$324,958	$41,606	$(64,308)	$30,795	$4,130	$337,181	30,700,412	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Retirement Path 2020 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 75.4%

KP Fixed Income Fund	38,191,026	$395,277

KP International Equity Fund	10,447,328	108,130

KP Large Cap Equity Fund	18,026,700	239,935

KP Small Cap Equity Fund	4,438,681	49,092

Total Affiliated Registered Investment Companies (Cost $747,352) (000)		792,434

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 24.6%

DFA Commodity Strategy Portfolio, Cl Institutional	1,804,254	9,815

DFA International Real Estate Securities, Cl Institutional	1,987,951	10,377

DFA Real Estate Securities Portfolio, Cl Institutional	550,974	21,262

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	689,562	$10,530

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,046,840	10,301

T. Rowe Price New Era Fund, Cl Institutional	298,092	10,198

Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,056,519	32,185

Vanguard Short-Term Bond Index Fund, Cl Institutional	8,343,826	88,027

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	2,683,748	66,396

Total Unaffiliated Registered Investment Companies (Cost $254,123) (000)		259,091

Total Investments In Securities — 100.0% (Cost $1,001,475) (000)		$1,051,525

Percentages are based on Net Assets of $1,051,476 (000).

Cl — Class

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2019, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$384,055	$42,031	$(55,958)	$25,710	$(561)	$395,277	38,191,026	$—	$—
KP International Equity Fund	97,325	9,586	(12,889)	13,757	351	108,130	10,447,328	—	—
KP Large Cap Equity Fund	204,684	28,053	(30,653)	30,824	7,027	239,935	18,026,700	—	—
KP Small Cap Equity Fund	39,739	8,246	(6,937)	7,554	490	49,092	4,438,681	—	—

Totals	$725,803	$87,916	$(106,437)	$77,845	$7,307	$792,434	71,103,735	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Retirement Path 2025 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 80.0%

KP Fixed Income Fund	40,802,490	$422,306

KP International Equity Fund	18,627,807	192,798

KP Large Cap Equity Fund	28,306,332	376,757

KP Small Cap Equity Fund	8,147,068	90,107

Total Affiliated Registered Investment Companies (Cost $1,012,463) (000)		1,081,968

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 20.0%

DFA Commodity Strategy Portfolio, Cl Institutional	2,347,570	12,771

DFA International Real Estate Securities, Cl Institutional	2,584,221	13,490

DFA Real Estate Securities Portfolio, Cl Institutional	715,404	27,606

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	896,171	$13,684

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,360,725	13,390

T. Rowe Price New Era Fund, Cl Institutional	387,652	13,262

Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,850,489	40,546

Vanguard Short-Term Bond Index Fund, Cl Institutional	7,535,411	79,499

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	2,307,820	57,095

Total Unaffiliated Registered Investment Companies (Cost $265,950) (000)		271,343

Total Investments In Securities — 100.0% (Cost $1,278,413) (000)		$1,353,311

Percentages are based on Net Assets of $1,353,254 (000).

Cl — Class

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2019, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$395,872	$51,683	$(51,420)	$26,515	$(344)	$422,306	40,802,490	$—	$—
KP International Equity Fund	166,937	16,817	(15,341)	23,835	550	192,798	18,627,807	—	—
KP Large Cap Equity Fund	310,376	42,009	(33,179)	49,621	7,930	376,757	28,306,332	—	—
KP Small Cap Equity Fund	70,134	14,780	(9,079)	13,597	675	90,107	8,147,068	—	—

Totals	$943,319	$125,289	$(109,019)	$113,568	$8,811	$1,081,968	95,883,697	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Retirement Path 2030 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 84.9%

KP Fixed Income Fund	33,204,288	$343,664

KP International Equity Fund	24,105,064	249,487

KP Large Cap Equity Fund	32,483,671	432,358

KP Small Cap Equity Fund	10,513,447	116,279

Total Affiliated Registered Investment Companies (Cost $1,064,805) (000)		1,141,788

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 15.1%

DFA Commodity Strategy Portfolio, Cl Institutional	2,266,343	12,329

DFA International Real Estate Securities, Cl Institutional	2,492,952	13,013

DFA Real Estate Securities Portfolio, Cl Institutional	689,579	26,611

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	864,327	$13,198

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,312,627	12,916

T. Rowe Price New Era Fund, Cl Institutional	374,091	12,798

Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,640,076	38,330

Vanguard Short-Term Bond Index Fund, Cl Institutional	4,094,292	43,195

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	1,209,352	29,919

Total Unaffiliated Registered Investment Companies (Cost $197,991) (000)		202,309

Total Investments In Securities — 100.0% (Cost $1,262,796) (000)		$1,344,097

Percentages are based on Net Assets of $1,344,048 (000).

Cl — Class

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2019, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$317,485	$47,705	$(42,466)	$21,521	$(581)	$343,664	33,204,288	$—	$—
KP International Equity Fund	212,987	20,889	(15,395)	30,487	519	249,487	24,105,064	—	—
KP Large Cap Equity Fund	349,937	47,954	(30,226)	57,540	7,153	432,358	32,483,671	—	—
KP Small Cap Equity Fund	89,027	18,761	(9,576)	17,413	654	116,279	10,513,447	—	—

Totals	$969,436	$135,309	$(97,663)	$126,961	$7,745	$1,141,788	100,306,470	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Retirement Path 2035 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 89.5%

KP Fixed Income Fund	30,251,347	$313,101

KP International Equity Fund	33,678,576	348,573

KP Large Cap Equity Fund	39,364,381	523,940

KP Small Cap Equity Fund	14,475,387	160,098

Total Affiliated Registered Investment Companies (Cost $1,248,882) (000)		1,345,712

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 10.5%

DFA Commodity Strategy Portfolio, Cl Institutional	2,278,995	12,398

DFA International Real Estate Securities, Cl Institutional	2,506,257	13,083

DFA Real Estate Securities Portfolio, Cl Institutional	693,010	26,743

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	868,891	$13,268

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,319,640	12,985

T. Rowe Price New Era Fund, Cl Institutional	376,166	12,869

Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,633,052	38,256

Vanguard Short-Term Bond Index Fund, Cl Institutional	1,795,925	18,947

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	380,569	9,415

Total Unaffiliated Registered Investment Companies (Cost $154,113) (000)		157,964

Total Investments In Securities — 100.0% (Cost $1,402,995) (000)		$1,503,676

Percentages are based on Net Assets of $1,503,627 (000).

Cl — Class

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2019, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$287,371	$45,005	$(38,204)	$19,690	$(761)	$313,101	30,251,347	$—	$—
KP International Equity Fund	293,919	27,941	(16,101)	42,279	535	348,573	33,678,576	—	—
KP Large Cap Equity Fund	420,244	54,749	(28,490)	70,702	6,735	523,940	39,364,381	—	—
KP Small Cap Equity Fund	121,373	24,794	(10,654)	23,849	736	160,098	14,475,387	—	—

Totals	$1,122,907	$152,489	$(93,449)	$156,520	$7,245	$1,345,712	117,769,691	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Retirement Path 2040 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 92.7%

KP Fixed Income Fund	22,743,176	$235,392

KP International Equity Fund	35,671,398	369,199

KP Large Cap Equity Fund	37,779,423	502,844

KP Small Cap Equity Fund	15,309,650	169,325

Total Affiliated Registered Investment Companies (Cost $1,182,869) (000)		1,276,760

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 7.3%

DFA Commodity Strategy Portfolio, Cl Institutional	1,761,624	9,583

DFA International Real Estate Securities, Cl Institutional	1,937,159	10,112

DFA Real Estate Securities Portfolio, Cl Institutional	535,630	20,671

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	671,600	$10,255

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,020,067	10,037

T. Rowe Price New Era Fund, Cl Institutional	290,757	9,947

Vanguard Inflation-Protected Securities Fund, Cl Institutional	2,811,998	29,610

Total Unaffiliated Registered Investment Companies (Cost $97,594) (000)		100,215

Total Investments In Securities — 100.0% (Cost $1,280,463) (000)		$1,376,975

Percentages are based on Net Assets of $1,376,933 (000).

Cl — Class

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2019, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$216,689	$35,497	$(31,000)	$14,987	$(781)	$235,392	22,743,176	$—	$—
KP International Equity Fund	310,602	30,074	(16,631)	44,612	542	369,199	35,671,398	—	—
KP Large Cap Equity Fund	403,097	52,484	(26,729)	67,689	6,303	502,844	37,779,423	—	—
KP Small Cap Equity Fund	127,786	26,706	(11,033)	25,184	682	169,325	15,309,650	—	—

Totals	$1,058,174	$144,761	$(85,393)	$152,472	$6,746	$1,276,760	111,503,647	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Retirement Path 2045 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.4%

KP Fixed Income Fund	14,927,980	$154,505

KP International Equity Fund	30,122,270	311,765

KP Large Cap Equity Fund	30,203,221	402,005

KP Small Cap Equity Fund	12,877,857	142,429

Total Affiliated Registered Investment Companies (Cost $943,879) (000)		1,010,704

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.6%

DFA Commodity Strategy Portfolio, Cl Institutional	1,066,214	5,800

DFA International Real Estate Securities, Cl Institutional	1,171,988	6,118

DFA Real Estate Securities Portfolio, Cl Institutional	323,931	12,500

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	406,262	$6,204

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	617,098	6,072

T. Rowe Price New Era Fund, Cl Institutional	175,935	6,019

Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,674,346	17,631

Total Unaffiliated Registered Investment Companies (Cost $58,896) (000)		60,344

Total Investments In Securities — 100.0% (Cost $1,002,775) (000)		$1,071,048

Percentages are based on Net Assets of $1,071,016 (000).

Cl — Class

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2019, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$140,263	$26,145	$(21,138)	$9,845	$(610)	$154,505	14,927,980	$—	$—
KP International Equity Fund	257,387	29,629	(12,850)	37,715	(116)	311,765	30,122,270	—	—
KP Large Cap Equity Fund	317,525	45,922	(19,804)	53,704	4,658	402,005	30,203,221	—	—
KP Small Cap Equity Fund	105,932	23,730	(8,697)	20,918	546	142,429	12,877,857	—	—

Totals	$821,107	$125,426	$(62,489)	$122,182	$4,478	$1,010,704	88,131,328	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Retirement Path 2050 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%

KP Fixed Income Fund	7,841,386	$81,158

KP International Equity Fund	19,027,760	196,937

KP Large Cap Equity Fund	18,937,348	252,056

KP Small Cap Equity Fund	8,249,715	91,242

Total Affiliated Registered Investment Companies (Cost $588,944) (000)		621,393

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%

DFA Commodity Strategy Portfolio, Cl Institutional	581,432	3,163

DFA International Real Estate Securities, Cl Institutional	638,583	3,333

DFA Real Estate Securities Portfolio, Cl Institutional	176,368	6,807

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	221,280	$3,379

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	336,158	3,308

T. Rowe Price New Era Fund, Cl Institutional	95,905	3,281

Vanguard Inflation-Protected Securities Fund, Cl Institutional	885,795	9,327

Total Unaffiliated Registered Investment Companies (Cost $31,941) (000)		32,598

Total Investments In Securities — 100.0% (Cost $620,885) (000)		$653,991

Percentages are based on Net Assets of $653,972 (000).

Cl — Class

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2019, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$70,886	$16,567	$(11,063)	$5,111	$(343)	$81,158	7,841,386	$—	$—
KP International Equity Fund	156,804	25,988	(9,005)	22,969	181	196,937	19,027,760	—	—
KP Large Cap Equity Fund	192,103	37,048	(12,728)	33,352	2,281	252,056	18,937,348	—	—
KP Small Cap Equity Fund	65,283	18,238	(5,629)	13,371	(21)	91,242	8,249,715	—	—

Totals	$485,076	$97,841	$(38,425)	$74,803	$2,098	$621,393	54,056,209	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Retirement Path 2055 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%

KP Fixed Income Fund	2,450,179	$25,359

KP International Equity Fund	6,798,763	70,367

KP Large Cap Equity Fund	6,732,891	89,615

KP Small Cap Equity Fund	2,885,196	31,910

Total Affiliated Registered Investment Companies (Cost $211,432) (000)		217,251

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%

DFA Commodity Strategy Portfolio, Cl Institutional	206,778	1,125

DFA International Real Estate Securities, Cl Institutional	226,782	1,184

DFA Real Estate Securities Portfolio, Cl Institutional	62,566	2,414

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	78,532	$1,199

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	119,343	1,174

T. Rowe Price New Era Fund, Cl Institutional	34,073	1,166

Vanguard Inflation-Protected Securities Fund, Cl Institutional	297,495	3,133

Total Unaffiliated Registered Investment Companies (Cost $11,175) (000)		11,395

Total Investments In Securities — 100.0% (Cost $222,607) (000)		$228,646

Percentages are based on Net Assets of $228,639 (000).

Cl – Class

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2019, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$20,678	$6,808	$(3,569)	$1,542	$(100)	$25,359	2,450,179	$—	$—
KP International Equity Fund	51,895	14,053	(3,437)	7,404	452	70,367	6,798,763	—	—
KP Large Cap Equity Fund	63,325	19,010	(4,745)	11,108	917	89,615	6,732,891	—	—
KP Small Cap Equity Fund	21,226	8,284	(2,015)	4,256	159	31,910	2,885,196	—	—

Totals	$157,124	$48,155	$(13,766)	$24,310	$1,428	$217,251	18,867,029	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Retirement Path 2060 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%

KP Fixed Income Fund	510,127	$5,280

KP International Equity Fund	1,415,587	14,651

KP Large Cap Equity Fund	1,401,380	18,652

KP Small Cap Equity Fund	600,650	6,643

Total Affiliated Registered Investment Companies (Cost $45,064) (000)		45,226

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%

DFA Commodity Strategy Portfolio, Cl Institutional	43,463	236

DFA International Real Estate Securities, Cl Institutional	47,637	249

DFA Real Estate Securities Portfolio, Cl Institutional	13,132	507

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	16,497	$252

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	25,074	247

T. Rowe Price New Era Fund, Cl Institutional	7,159	245

Vanguard Inflation-Protected Securities Fund, Cl Institutional	60,425	636

Total Unaffiliated Registered Investment Companies (Cost $2,323) (000)		2,372

Total Investments In Securities — 100.0% (Cost $47,387) (000)		$47,598

Percentages are based on Net Assets of $47,597 (000).

Cl – Class

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2019, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$4,226	$1,735	$(980)	$332	$(33)	$5,280	510,127	$—	$—
KP International Equity Fund	10,591	3,845	(1,395)	1,649	(39)	14,651	1,415,587	—	—
KP Large Cap Equity Fund	12,924	5,112	(1,846)	2,418	44	18,652	1,401,380	—	—
KP Small Cap Equity Fund	4,331	2,134	(727)	1,000	(95)	6,643	600,650	—	—

Totals	$32,072	$12,826	$(4,948)	$5,399	$(123)	$45,226	3,927,744	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Retirement Path 2065 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.1%

KP Fixed Income Fund	108,588	$1,124

KP International Equity Fund	313,764	3,247

KP Large Cap Equity Fund	304,457	4,052

KP Small Cap Equity Fund	132,325	1,464

Total Affiliated Registered Investment Companies (Cost $9,500) (000)		9,887

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.9%

DFA Commodity Strategy Portfolio, Cl Institutional	9,286	51

DFA International Real Estate Securities, Cl Institutional	9,766	51

DFA Real Estate Securities Portfolio, Cl Institutional	2,589	100

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	3,357	$51

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	5,115	50

T. Rowe Price New Era Fund, Cl Institutional	1,541	53

Vanguard Inflation-Protected Securities Fund, Cl Institutional	14,544	153

Total Unaffiliated Registered Investment Companies (Cost $502) (000)		509

Total Investments In Securities — 100.0% (Cost $10,002) (000)		$10,396

Percentages are based on Net Assets of $10,396 (000).

Cl — Class

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2019, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$—	$1,100	$—	$24	$—	$1,124	108,588	$—	$—
KP International Equity Fund	—	3,100	—	147	—	3,247	313,764	—	—
KP Large Cap Equity Fund	—	3,900	—	152	—	4,052	304,457	—	—
KP Small Cap Equity Fund	—	1,400	—	64	—	1,464	132,325	—	—

Totals	$—	$9,500	$—	$387	$—	$9,887	859,134	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Large Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 98.2%

Communication Services — 10.3%

Activision Blizzard	102,375	$4,832

Alphabet, Cl A*	50,418	54,593

Alphabet, Cl C*	33,077	35,753

AMC Networks, Cl A*	13,786	751

AT&T	332,740	11,150

CBS, Cl B	55,677	2,778

CenturyLink	33,730	397

Charter Communications, Cl A*	6,200	2,450

Comcast, Cl A	689,016	29,132

Discovery, Cl A*	5,793	178

Discovery, Cl C*	59,778	1,701

DISH Network, Cl A*	8,284	318

Electronic Arts*	47,708	4,831

Facebook, Cl A*	358,714	69,232

Fox, Cl A	5,776	211

Fox, Cl B	12,368	453

IAC*	38,592	8,395

Interpublic Group of Companies	14,426	326

John Wiley & Sons, Cl A	10,710	491

Netflix*	34,443	12,652

News, Cl A	14,068	190

News, Cl B	3,300	46

Omnicom Group	45,867	3,759

Take-Two Interactive Software*	4,000	454

Tencent Holdings ADR	261,230	11,823

Description	Shares	Value (000)

Tencent Music Entertainment Group ADR*	152,662	$2,288

T-Mobile US*	25,841	1,916

TripAdvisor*	74,198	3,435

Twitter*	52,530	1,833

Verizon Communications	291,285	16,641

Viacom, Cl B	84,677	2,529

Walt Disney	96,830	13,521

Zynga, Cl A*	175,574	1,076

		300,135

Consumer Discretionary — 10.7%

Advance Auto Parts	14,810	2,283

Alibaba Group Holding ADR*	64,765	10,974

Amazon.com*	56,458	106,911

Aptiv	148,184	11,978

AutoZone*	3,022	3,323

Best Buy	64,574	4,503

Booking Holdings*	5,697	10,680

BorgWarner	7,197	302

Capri Holdings*	37,208	1,290

CarMax*	6,089	529

Carnival	14,357	668

Chipotle Mexican Grill, Cl A*	851	624

Darden Restaurants	22,578	2,748

Dick’s Sporting Goods	3,785	131

Dollar General	60,724	8,208

Dollar Tree*	8,501	913

DR Horton	11,895	513

eBay	165,176	6,524

Expedia Group	4,380	583

Extended Stay America	38,102	644

Foot Locker	110,263	4,622

Ford Motor	142,152	1,454

Gap	8,162	147

Garmin	4,349	347

General Motors	47,775	1,841

Genuine Parts	5,115	530

Graham Holdings, Cl B	876	605

H&R Block	32,673	957

Hanesbrands	68,241	1,175

Harley-Davidson	21,405	767

Hasbro	4,201	444

Hilton Worldwide Holdings	96,098	9,393

Home Depot	57,702	12,000

Kohl’s	5,851	278

L Brands	8,325	217

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Las Vegas Sands	121,804	$7,197

Lear	17,268	2,405

Leggett & Platt	4,746	182

Lennar, Cl A	9,995	484

LKQ*	11,700	311

Lowe’s	58,254	5,878

Lululemon Athletica*	23,790	4,287

Macy’s	10,642	228

Marriott International, Cl A	10,123	1,420

McDonald’s	47,171	9,796

MGM Resorts International	17,900	511

Michaels*	138,943	1,209

Mohawk Industries*	2,301	339

Newell Brands	15,100	233

NIKE, Cl B	143,184	12,020

Nordstrom	3,749	119

Norwegian Cruise Line Holdings*	35,917	1,926

NVR*	629	2,120

O’Reilly Automotive*	2,851	1,053

PulteGroup	78,593	2,485

PVH	2,642	250

Ralph Lauren, Cl A	34,725	3,944

Restaurant Brands International	48,659	3,384

Ross Stores	107,942	10,699

Royal Caribbean Cruises	6,192	751

Skechers U.S.A., Cl A*	41,090	1,294

Starbucks	73,541	6,165

Tapestry	62,770	1,992

Target	32,404	2,807

Thor Industries	7,634	446

Tiffany	3,792	355

TJX	84,624	4,475

Toll Brothers	7,107	260

Tractor Supply	16,352	1,779

Ulta Beauty*	7,478	2,594

Under Armour, Cl A*	6,400	162

Under Armour, Cl C*	6,520	145

Urban Outfitters*	117,077	2,664

Vail Resorts	4,925	1,099

VF	11,514	1,006

Whirlpool	2,237	319

Wynn Resorts	3,491	433

Yum! Brands	10,859	1,202

		311,534

Consumer Staples — 5.9%

Altria Group	116,573	5,520

Description	Shares	Value (000)

Archer-Daniels-Midland	86,277	$3,520

Brown-Forman, Cl B	5,905	327

Campbell Soup	6,913	277

Church & Dwight	34,551	2,524

Clorox	4,625	708

Coca-Cola	170,767	8,695

Colgate-Palmolive	56,985	4,084

Conagra Brands	17,242	457

Constellation Brands, Cl A	6,062	1,194

Costco Wholesale	15,873	4,195

Coty, Cl A	16,399	220

Danone	29,293	2,482

Diageo	161,661	6,947

Energizer Holdings	31,008	1,198

Estee Lauder, Cl A	22,803	4,175

General Mills	55,297	2,904

Hershey	4,861	652

Hormel Foods	9,770	396

JM Smucker	21,651	2,494

Kellogg	8,815	472

Kimberly-Clark	51,129	6,815

Kraft Heinz	22,377	695

Kroger	128,745	2,795

Lamb Weston Holdings	5,200	329

McCormick	4,430	687

Molson Coors Brewing, Cl B	30,737	1,721

Mondelez International, Cl A	52,117	2,809

Monster Beverage*	45,145	2,882

Nestle	86,139	8,917

Nu Skin Enterprises, Cl A	21,229	1,047

PepsiCo	97,093	12,732

Philip Morris International	275,366	21,625

Pilgrim’s Pride*	10,063	256

Post Holdings*	15,052	1,565

Procter & Gamble	202,044	22,154

Reckitt Benckiser Group	29,064	2,294

Sysco	59,478	4,206

TreeHouse Foods*	19,534	1,057

Tyson Foods, Cl A	85,737	6,922

US Foods Holding*	43,928	1,571

Walgreens Boots Alliance	45,968	2,513

Walmart	120,646	13,330

		172,363

Energy — 3.1%

Anadarko Petroleum	27,077	1,910

Apache	13,496	391

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Baker Hughes a GE, Cl A	18,123	$446

Cabot Oil & Gas	15,334	352

Chevron	165,563	20,603

Cimarex Energy	3,836	227

Concho Resources	28,200	2,910

ConocoPhillips	146,014	8,907

Devon Energy	60,387	1,722

Diamondback Energy	6,561	715

EOG Resources	59,273	5,522

Exxon Mobil	250,871	19,224

Halliburton	33,339	758

Helmerich & Payne	3,887	197

Hess	8,896	565

HollyFrontier	5,550	257

Kinder Morgan	69,623	1,454

Marathon Oil	151,427	2,152

Marathon Petroleum	23,796	1,330

National Oilwell Varco	13,846	308

Noble Energy	16,916	379

Occidental Petroleum	54,914	2,761

Oceaneering International*	9,662	197

ONEOK	14,660	1,009

Phillips 66	14,845	1,389

Pioneer Natural Resources	16,138	2,483

Schlumberger	187,176	7,438

TechnipFMC	14,812	384

Valero Energy	43,861	3,755

Whiting Petroleum*	46,112	861

Williams	42,861	1,202

		91,808

Financials — 13.5%

Affiliated Managers Group	1,800	166

Aflac	66,343	3,636

Allstate	71,858	7,307

American Express	109,022	13,458

American Financial Group	17,787	1,823

American International Group	31,056	1,655

Ameriprise Financial	20,336	2,952

Aon	71,382	13,775

Arch Capital Group*	25,569	948

Arthur J Gallagher	6,500	569

Associated Banc-Corp	46,785	989

Assurant	2,327	248

Assured Guaranty	7,237	305

Athene Holding, Cl A*	57,750	2,487

Bank of America	534,478	15,500

Description	Shares	Value (000)

Bank of New York Mellon	126,485	$5,584

BB&T	174,790	8,587

Berkshire Hathaway, Cl B*	131,331	27,996

BlackRock, Cl A	14,784	6,938

Capital One Financial	66,051	5,993

Cboe Global Markets	4,000	415

Charles Schwab	216,799	8,713

Chubb	85,358	12,572

Cincinnati Financial	5,310	551

Citigroup	248,851	17,427

Citizens Financial Group	56,539	1,999

CME Group, Cl A	15,622	3,032

Comerica	28,323	2,057

Discover Financial Services	43,676	3,389

E*TRADE Financial	8,675	387

Erie Indemnity, Cl A	1,096	279

Everest Re Group	5,122	1,266

Fidelity National Financial	21,440	864

Fifth Third Bancorp	95,666	2,669

First American Financial	10,025	538

First Republic Bank	5,800	566

Franklin Resources	10,632	370

Goldman Sachs Group	52,314	10,703

Hartford Financial Services Group	47,897	2,669

Huntington Bancshares	37,876	523

Interactive Brokers Group, Cl A	15,433	836

Intercontinental Exchange	84,595	7,270

Invesco	14,873	304

Jefferies Financial Group	9,747	187

JPMorgan Chase	384,305	42,965

KeyCorp	35,134	624

Lincoln National	7,157	461

Loews	9,833	538

LPL Financial Holdings	19,844	1,619

M&T Bank	4,924	837

MarketAxess Holdings	1,400	450

Marsh & McLennan	49,027	4,890

Mercury General	5,633	352

MetLife	154,500	7,674

Moody’s	29,154	5,694

Morgan Stanley	120,639	5,285

Morningstar	588	85

MSCI, Cl A	3,000	716

Nasdaq	65,348	6,285

Northern Trust	7,892	710

Old Republic International	8,671	194

People’s United Financial	92,291	1,549

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

PNC Financial Services Group	74,677	$10,252

Popular	56,121	3,044

Principal Financial Group	9,377	543

Progressive	86,723	6,932

Prudential Financial	57,056	5,763

Raymond James Financial	4,600	389

Regions Financial	164,788	2,462

Reinsurance Group of America, Cl A	21,882	3,414

S&P Global	12,422	2,830

Santander Consumer USA Holdings	36,998	887

State Street	72,578	4,069

SunTrust Banks	56,062	3,524

SVB Financial Group*	1,900	427

Synchrony Financial	228,289	7,915

T Rowe Price Group	31,024	3,404

TD Ameritrade Holding	61,953	3,093

Torchmark	3,587	321

Travelers	95,974	14,350

Unum Group	7,555	253

US Bancorp	260,217	13,635

Voya Financial	7,261	402

Wells Fargo	468,825	22,185

Western Alliance Bancorp*	25,820	1,155

Willis Towers Watson	4,622	885

Zions Bancorp	38,459	1,768

		395,332

Health Care — 15.2%

Abbott Laboratories	199,079	16,743

AbbVie	115,271	8,383

ABIOMED*	1,600	417

Agilent Technologies	72,364	5,403

Alexion Pharmaceuticals*	41,499	5,436

Align Technology*	9,721	2,661

Alkermes*	63,486	1,431

Allergan	26,903	4,504

AmerisourceBergen, Cl A	5,601	478

Amgen	22,000	4,054

Anthem	32,082	9,054

Avantor*	177,672	3,392

Baxter International	83,989	6,879

Becton Dickinson	47,899	12,071

Biogen*	50,834	11,889

Boston Scientific*	50,328	2,163

Bristol-Myers Squibb	166,545	7,553

Bruker	21,243	1,061

Cardinal Health	70,791	3,334

Description	Shares	Value (000)

Celgene*	37,991	$3,512

Centene*	55,821	2,927

Cerner	11,849	869

Charles River Laboratories International*	5,209	739

Cigna	118,097	18,606

Cooper	1,800	606

CVS Health	47,001	2,561

Danaher	100,393	14,348

DaVita*	4,348	245

DENTSPLY SIRONA	10,955	639

DexCom*	10,683	1,601

Edwards Lifesciences*	11,388	2,104

Eli Lilly	57,989	6,425

Exelixis*	205,301	4,387

Gilead Sciences	126,944	8,576

HCA Healthcare	70,773	9,566

Henry Schein*	5,353	374

Hill-Rom Holdings	16,331	1,709

Hologic*	9,400	451

Humana	11,964	3,174

IDEXX Laboratories*	3,112	857

Illumina*	9,694	3,569

Incyte*	25,418	2,160

Intuitive Surgical*	22,987	12,058

IQVIA Holdings*	5,700	917

Johnson & Johnson	343,893	47,897

Laboratory Corp of America Holdings*	3,603	623

Masimo*	21,094	3,139

McKesson	60,660	8,152

MEDNAX*	37,983	958

Medtronic	311,915	30,377

Merck	272,132	22,818

Mettler-Toledo International*	900	756

Mylan*	42,076	801

Nektar Therapeutics, Cl A*	5,900	210

Novartis	13,636	1,246

PerkinElmer	3,896	375

Perrigo	4,632	221

Pfizer	699,018	30,281

PRA Health Sciences*	8,687	861

Premier, Cl A*	28,933	1,132

Quest Diagnostics	4,762	485

Regeneron Pharmaceuticals*	2,807	879

ResMed	5,074	619

Roche Holding	7,772	2,187

Stryker	68,994	14,184

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Teleflex	1,700	$563

Thermo Fisher Scientific	69,172	20,314

United Therapeutics*	2,171	169

UnitedHealth Group	69,174	16,879

Universal Health Services, Cl B	2,900	378

Varian Medical Systems*	18,094	2,463

Veeva Systems, Cl A*	21,784	3,531

Vertex Pharmaceuticals*	64,123	11,759

Waters*	2,459	529

WellCare Health Plans*	10,463	2,983

Zimmer Biomet Holdings	31,576	3,718

Zoetis, Cl A	17,372	1,972

		443,345

Industrials — 10.3%

3M	48,088	8,336

Acuity Brands	6,372	879

Alaska Air Group	4,400	281

Allegion	3,256	360

Allison Transmission Holdings	34,962	1,620

American Airlines Group	14,249	465

AMETEK	8,348	758

AO Smith	5,200	245

Arconic	16,255	420

Armstrong World Industries	9,607	934

Boeing	120,584	43,894

Canadian National Railway	31,661	2,928

Caterpillar	42,095	5,737

CH Robinson Worldwide	4,864	410

Cintas	2,976	706

Copa Holdings, Cl A	1,631	159

Copart*	7,100	531

CoStar Group*	3,044	1,687

CSX	27,804	2,151

Cummins	39,316	6,736

Deere	11,367	1,884

Delta Air Lines	21,853	1,240

Dover	23,195	2,324

Eaton	125,540	10,455

Emerson Electric	22,018	1,469

Equifax	37,863	5,121

Expeditors International of Washington	6,058	460

Fastenal	20,918	682

FedEx	8,566	1,406

Flowserve	4,743	250

Fortive	36,878	3,006

Description	Shares	Value (000)

Fortune Brands Home & Security	5,200	$297

Gardner Denver Holdings*	45,538	1,576

General Dynamics	9,868	1,794

General Electric	378,387	3,973

Harris	4,312	816

HD Supply Holdings*	23,952	965

Honeywell International	160,965	28,103

Huntington Ingalls Industries	9,050	2,034

IAA*	27,015	1,048

IDEX	8,504	1,464

IHS Markit*	13,230	843

Illinois Tool Works	63,458	9,570

Ingersoll-Rand	81,151	10,279

ITT	19,216	1,258

Jacobs Engineering Group	4,330	365

JB Hunt Transport Services	24,864	2,273

Johnson Controls International	219,225	9,056

Kansas City Southern	3,692	450

KAR Auction Services	27,015	675

L3 Technologies	5,379	1,319

Lockheed Martin	24,426	8,880

Masco	35,434	1,390

Nielsen Holdings	13,000	294

Norfolk Southern	9,466	1,887

Northrop Grumman	54,802	17,707

nVent Electric	27,492	682

Oshkosh	33,866	2,827

PACCAR	48,517	3,477

Parker-Hannifin	21,162	3,598

Pentair	27,665	1,029

Quanta Services	5,476	209

Raytheon	23,417	4,072

Regal Beloit	15,674	1,281

Republic Services, Cl A	7,871	682

Resideo Technologies*	3,062	67

Robert Half International	57,472	3,276

Rockwell Automation	4,142	679

Rollins	5,250	188

Roper Technologies	3,773	1,382

Snap-on	2,029	336

Southwest Airlines	123,300	6,261

Spirit AeroSystems Holdings, Cl A	78,360	6,376

Stanley Black & Decker	43,885	6,346

Teledyne Technologies*	6,658	1,823

Textron	8,214	436

TransDigm Group*	1,800	871

Uber Technologies*	699	32

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Union Pacific	65,583	$11,091

United Airlines Holdings*	7,762	680

United Parcel Service, Cl B	42,339	4,372

United Rentals*	2,929	388

United Technologies	71,805	9,349

Verisk Analytics, Cl A	6,000	879

Wabtec	5,590	401

Waste Connections	44,853	4,287

Waste Management	54,072	6,238

WESCO International*	6,483	328

WW Grainger	2,763	741

Xylem	6,322	529

		301,063

Information Technology — 21.6%

Accenture, Cl A	109,216	20,180

Adobe*	46,561	13,719

Advanced Micro Devices*	31,600	960

Akamai Technologies*	45,194	3,622

Alliance Data Systems	1,680	235

Amdocs	40,935	2,542

Amphenol, Cl A	10,552	1,012

Analog Devices	48,725	5,500

ANSYS*	2,934	601

Apple	383,086	75,820

Applied Materials	155,822	6,998

Arista Networks*	1,900	493

ASML Holding, Cl G	18,747	3,898

Aspen Technology*	17,464	2,170

Atlassian, Cl A*	3,620	474

Autodesk*	13,560	2,209

Automatic Data Processing	15,768	2,607

Avnet	5,412	245

Black Knight*	27,246	1,639

Booz Allen Hamilton Holding, Cl A	9,812	650

Broadcom	33,065	9,518

Broadridge Financial Solutions	22,760	2,906

Cadence Design Systems*	75,307	5,332

CDW	56,390	6,259

Cisco Systems	338,822	18,544

Citrix Systems	4,442	436

Cognizant Technology Solutions, Cl A	99,823	6,328

CommScope Holding*	62,867	989

Conduent*	15,008	144

Corning	28,223	938

Cypress Semiconductor	106,617	2,371

Dell Technologies, Cl C*	12,574	639

Description	Shares	Value (000)

DXC Technology	105,237	$5,804

EPAM Systems*	6,037	1,045

F5 Networks*	6,054	882

Fair Isaac*	1,056	332

Fidelity National Information Services	105,089	12,892

First Data, Cl A*	20,217	547

Fiserv*	86,418	7,878

FleetCor Technologies*	3,103	871

FLIR Systems	5,047	273

Fortinet*	38,564	2,963

Gartner*	3,167	510

Global Payments	50,226	8,043

Hewlett Packard Enterprise	49,545	741

HP	104,188	2,166

Intel	321,677	15,399

International Business Machines	76,051	10,487

Intuit	96,481	25,213

IPG Photonics*	1,300	201

Jack Henry & Associates	2,800	375

Juniper Networks	13,080	348

Keysight Technologies*	46,050	4,136

KLA-Tencor	19,239	2,274

Lam Research	21,414	4,022

Manhattan Associates*	9,123	633

Marvell Technology Group	165,700	3,955

Mastercard, Cl A	80,090	21,186

Maxim Integrated Products	86,273	5,161

Microchip Technology	8,546	741

Micron Technology*	86,486	3,338

Microsoft	840,915	112,649

Motorola Solutions	5,865	978

National Instruments	14,745	619

NetApp	9,094	561

Nutanix, Cl A*	13,876	360

NVIDIA	21,966	3,607

Oracle	188,127	10,718

Paychex	11,367	935

PayPal Holdings*	132,312	15,144

Perspecta	40,912	958

Proofpoint*	14,841	1,785

Qorvo*	27,388	1,824

QUALCOMM	74,100	5,637

Red Hat*	38,557	7,239

salesforce.com*	72,652	11,023

Seagate Technology	9,069	427

ServiceNow*	18,977	5,211

Skyworks Solutions	31,368	2,424

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Splunk*	38,659	$4,861

Symantec	165,945	3,611

Synopsys*	24,201	3,114

TE Connectivity	12,015	1,151

Temenos ADR	7,516	1,343

Texas Instruments	159,029	18,250

Total System Services	49,358	6,331

Twilio, Cl A*	11,141	1,519

VeriSign*	11,995	2,509

Visa, Cl A	234,367	40,674

VMware, Cl A	49,795	8,326

Western Digital	27,282	1,297

Western Union	15,563	310

Workday, Cl A*	22,855	4,699

Worldpay, Cl A*	5,344	655

Xerox	58,185	2,060

Xilinx	39,255	4,629

Zebra Technologies, Cl A*	12,789	2,679

Zoom Video Communications, Cl A*	1,306	116

		632,627

Materials — 2.0%

Air Products & Chemicals	17,571	3,978

Albemarle	3,700	261

Amcor*	56,740	652

Avery Dennison	3,068	355

Ball	12,004	840

Berry Global Group*	36,351	1,912

Celanese, Cl A	8,457	912

CF Industries Holdings	44,373	2,073

Corteva	49,168	1,454

Domtar	30,549	1,360

Dow	26,652	1,314

DuPont de Nemours	48,968	3,676

Eastman Chemical	4,986	388

Ecolab	9,167	1,810

FMC	4,832	401

Freeport-McMoRan	75,244	874

International Flavors & Fragrances	3,642	528

International Paper	34,117	1,478

Linde	19,608	3,937

LyondellBasell Industries, Cl A	47,680	4,107

Martin Marietta Materials	2,200	506

Mosaic	12,681	317

Newmont Goldcorp	29,022	1,116

Nucor	11,142	614

Olin	5,816	127

Description	Shares	Value (000)

Packaging Corp of America	3,382	$322

PPG Industries	90,299	10,539

Royal Gold	13,558	1,390

Sealed Air	5,342	229

Sherwin-Williams	20,802	9,533

Steel Dynamics	51,676	1,561

Vulcan Materials	4,627	635

Westrock	9,278	338

		59,537

Real Estate — 1.9%

Alexandria Real Estate Equities‡	4,100	578

American Tower, Cl A	28,849	5,898

Apartment Investment & Management, Cl A‡	5,556	278

AvalonBay Communities‡	15,734	3,197

Boston Properties‡	6,879	887

Brixmor Property Group‡	116,287	2,079

CBRE Group, Cl A*	47,511	2,437

Crown Castle International‡	15,073	1,965

Digital Realty Trust‡	7,400	872

Duke Realty‡	66,095	2,089

Equinix‡	3,071	1,549

Equity LifeStyle Properties‡	14,639	1,776

Equity Residential‡	18,546	1,408

Essex Property Trust‡	2,332	681

Extra Space Storage‡	4,500	477

Federal Realty Investment Trust‡	2,700	348

Gaming and Leisure Properties‡	44,178	1,722

HCP‡	16,695	534

Host Hotels & Resorts‡	26,318	480

Iron Mountain‡	10,286	322

Kimco Realty‡	15,245	282

Liberty Property Trust‡	32,278	1,615

Macerich‡	3,745	125

Medical Properties Trust‡	57,845	1,009

Mid-America Apartment Communities‡	4,000	471

Outfront Media‡	68,152	1,758

Park Hotels & Resorts‡	35,332	974

Prologis‡	54,343	4,353

Public Storage‡	14,114	3,362

Realty Income‡	11,500	793

Regency Centers‡	5,900	394

Retail Properties of America, Cl A‡	13,953	164

SBA Communications, Cl A‡ *	4,000	899

Simon Property Group‡	25,537	4,080

SL Green Realty‡	15,991	1,285

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

UDR‡	9,800	$440

Ventas‡	13,413	917

Vornado Realty Trust‡	29,571	1,895

Welltower‡	14,603	1,191

Weyerhaeuser‡	26,882	708

		56,292

Utilities — 3.7%

AES	23,396	392

Alliant Energy	8,600	422

Ameren	15,348	1,153

American Electric Power	94,008	8,274

American Water Works	26,387	3,061

Atmos Energy	4,100	433

CenterPoint Energy	149,626	4,284

CMS Energy	10,064	583

Consolidated Edison	42,541	3,730

Dominion Energy	29,030	2,244

DTE Energy	7,787	996

Duke Energy	140,147	12,366

Edison International	11,768	793

Entergy	6,954	716

Evergy	8,900	535

Eversource Energy	11,405	864

Exelon	296,680	14,223

FirstEnergy	154,021	6,594

NextEra Energy	17,299	3,544

NiSource	13,146	379

NRG Energy	10,164	357

OGE Energy	83,032	3,534

Pinnacle West Capital	77,206	7,264

PPL	25,899	803

Public Service Enterprise Group	84,354	4,962

Sempra Energy	37,627	5,171

Southern	261,875	14,476

WEC Energy Group	11,320	944

Xcel Energy	96,447	5,738

		108,835

Total Common Stock (Cost $2,392,050) (000)		2,872,871

PREFERRED STOCK — 0.1%

Air BNB, Ser D* (A) (B)	11,406	1,344

Air BNB, Ser E* (A) (B)	6,939	818

Aurora Innovation (B)	42,480	393

Magic Leap* (A) (B)	5,553	150

Magic Leap, Ser C* (A) (B)	13,521	365

Uber Technologies (B)	29,890	1,317

Description	Shares	Value (000)

Uipath Inc. (B)	17,452	$687

Total Preferred Stock (Cost $3,770) (000)		5,074

SHORT-TERM INVESTMENT — 1.6%

State Street Institutional Treasury Money Market Fund, Cl Premier, 2.170% (C)	46,082,140	46,082

Total Short-Term Investment (Cost $46,082) (000)		46,082

Total Investments In Securities — 99.9% (Cost $2,441,902) (000)		$2,924,027

Percentages are based on net assets of $2,926,035 (000).

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	174	Sep-2019	$25,193	$25,614	$421

			$25,193	$25,614	$421

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Level 3 security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2019, was $2,677 (000) and represented 0.1% of net assets.

(B)	There is currently no rate available.
(C)	The rate reported is the 7-day effective yield as of June 30, 2019.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$2,872,871	$—	$—	$2,872,871
Preferred Stock	—	2,397	2,677	5,074
Short-Term Investment	46,082	—	—	46,082

Total Investments in Securities	$2,918,953	$2,397	$2,677	$2,924,027

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$421	$—	$—	$421

Total Other Financial Instruments	$421	$—	$—	$421

**	Futures contracts are valued at the unrealized appreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Large Cap Equity Fund

^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the six months ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2019 there were no transfers in and out of Level 3. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Small Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.3%

Communication Services — 2.3%

AH Belo, Cl A	197,880	$730

ATN International	21,870	1,263

Bandwidth, Cl A*	17,145	1,286

Beasley Broadcast Group, Cl A	132,800	428

Cardlytics*	38,381	997

Care.com*	8,300	91

Cincinnati Bell*	16,333	81

Cogent Communications Holdings	13,553	805

Consolidated Communications Holdings	23,015	113

EW Scripps, Cl A	18,784	287

Frontier Communications*	35,229	62

Gannett	38,026	310

Glu Mobile*	96,528	693

IAC*	15,413	3,353

Iridium Communications*	31,352	729

John Wiley & Sons, Cl A	12,755	585

Marcus	7,270	240

Meredith	68,097	3,749

New Media Investment Group	17,520	165

ORBCOMM*	205,456	1,490

QuinStreet*	13,083	207

Scholastic	9,252	308

Sea ADR*	55,100	1,830

Spok Holdings	5,700	86

Description	Shares	Value (000)

TechTarget*	6,816	$145

Vonage Holdings*	210,602	2,386

World Wrestling Entertainment, Cl A	33,177	2,396

Zynga, Cl A*	683,567	4,190

		29,005

Consumer Discretionary — 13.8%

1-800-Flowers.com, Cl A*	156,609	2,957

Aaron’s	33,965	2,086

Abercrombie & Fitch, Cl A	22,088	354

American Axle & Manufacturing Holdings*	36,508	466

American Public Education*	5,586	165

Asbury Automotive Group*	6,357	536

Ascena Retail Group*	54,377	33

Aspen Group*	431,845	1,641

Barnes & Noble	18,089	121

Barnes & Noble Education*	11,026	37

Big Lots	100,964	2,889

BJ’s Restaurants	6,797	299

Bloomin’ Brands	30,240	572

Boot Barn Holdings*	39,501	1,408

Brunswick	121,991	5,598

Buckle	9,615	166

Caleres	13,624	271

Callaway Golf	28,996	498

Career Education*	22,773	434

CarMax*	10,055	873

Carrols Restaurant Group*	299,348	2,703

Carter’s	28,712	2,801

Cato, Cl A	7,213	89

Cavco Industries*	22,353	3,522

Century Communities*	54,737	1,455

Chegg*	128,337	4,953

Chico’s FAS	36,295	122

Children’s Place	5,205	496

Chuy’s Holdings*	137,477	3,151

Conn’s*	7,900	141

Cooper Tire & Rubber	216,897	6,843

Cooper-Standard Holdings*	5,443	249

Core-Mark Holding	14,933	593

Crocs*	21,467	424

Dave & Buster’s Entertainment	117,880	4,771

Delphi Technologies	68,776	1,376

Designer Brands, Cl A	97,312	1,865

Dine Brands Global	18,065	1,725

Dorman Products*	9,435	822

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

El Pollo Loco Holdings*	6,956	$74

Eldorado Resorts*	18,440	850

Ethan Allen Interiors	7,734	163

Etsy*	50,636	3,108

Everi Holdings*	160,996	1,921

Express*	21,547	59

Extended Stay America	222,116	3,752

Fiesta Restaurant Group*	7,220	95

Five Below*	28,439	3,413

Fossil Group*	14,287	164

Fox Factory Holding*	12,347	1,019

frontdoor*	29,690	1,293

GameStop, Cl A	33,525	183

Garrett Motion*	24,177	371

Genesco*	5,797	245

Gentherm*	10,988	460

G-III Apparel Group*	137,056	4,032

Golden Entertainment*	182,614	2,557

Grand Canyon Education*	43,427	5,082

Group 1 Automotive	5,688	466

Guess?	16,189	261

Habit Restaurants, Cl A*	384,222	4,031

Haverty Furniture	6,212	106

Hibbett Sports*	5,684	103

Installed Building Products*	6,960	412

iRobot*	9,127	836

Jack in the Box	14,855	1,209

JC Penney*	99,113	113

Kirkland’s*	4,305	10

Kontoor Brands*	15,094	423

La-Z-Boy, Cl Z	15,419	473

LCI Industries	8,133	732

LGI Homes*	6,079	434

Liquidity Services*	51,868	316

Lithia Motors, Cl A	21,883	2,599

Lovesac*	49,280	1,531

Lululemon Athletica*	14,183	2,556

Lumber Liquidators Holdings*	9,359	108

M/I Homes*	9,050	258

MarineMax*	7,034	116

MDC Holdings	181,004	5,933

Meritage Homes*	11,854	609

Modine Manufacturing*	225,481	3,227

Monarch Casino & Resort*	3,994	171

Monro	68,644	5,855

Motorcar Parts of America*	5,844	125

Description	Shares	Value (000)

Movado Group	5,173	$140

Nautilus*	8,936	20

Office Depot	177,015	365

Oxford Industries	5,538	420

Papa John’s International	62,309	2,786

PetMed Express	6,500	102

Planet Fitness, Cl A*	29,325	2,124

Red Robin Gourmet Burgers*	4,066	124

Regis*	9,434	157

Rent-A-Center, Cl A*	14,663	390

RH*	5,325	616

Roku, Cl A*	8,567	776

Ruth’s Hospitality Group	8,980	204

SeaWorld Entertainment*	56,095	1,739

ServiceMaster Global Holdings*	29,600	1,542

Shake Shack, Cl A*	8,473	612

Shoe Carnival	3,168	87

Shutterfly*	39,701	2,007

Shutterstock	5,949	233

Skyline Champion*	55,565	1,521

Sleep Number*	9,990	404

Sonic Automotive, Cl A	8,025	187

Sonos*	53,398	606

Stamps.com*	5,229	237

Standard Motor Products	6,470	293

Steven Madden	25,401	862

Stitch Fix, Cl A*	26,517	848

Strategic Education	39,148	6,968

Sturm Ruger	54,818	2,987

Superior Industries International	6,299	22

Tailored Brands	15,981	92

Taylor Morrison Home, Cl A*	69,625	1,459

Tile Shop Holdings	12,601	50

TopBuild*	26,717	2,211

Ulta Beauty*	11,783	4,087

Unifi*	4,579	83

Universal Electronics*	4,403	181

Vera Bradley*	6,862	82

Vista Outdoor*	18,001	160

Vitamin Shoppe*	4,654	18

Wendy’s	177,858	3,482

William Lyon Homes, Cl A*	11,041	201

Wingstop, Cl A	9,567	906

Winnebago Industries	129,109	4,990

Wolverine World Wide	28,798	793

Wyndham Destinations	127,340	5,590

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Wyndham Hotels & Resorts	29,580	$1,649

Zumiez*	5,973	156

		176,928

Consumer Staples — 4.6%

Andersons	172,612	4,702

Avon Products*	146,182	567

B&G Foods	21,407	445

BJ’s Wholesale Club Holdings*	61,895	1,634

Calavo Growers	5,100	493

Cal-Maine Foods	9,883	412

Casey’s General Stores	36,314	5,665

Central Garden & Pet*	3,267	88

Central Garden & Pet, Cl A*	13,422	331

Chefs’ Warehouse*	58,857	2,064

Church & Dwight	37,200	2,718

Coca-Cola Consolidated	1,514	453

Darling Ingredients*	301,471	5,996

Dean Foods	28,659	26

Energizer Holdings	100,217	3,872

Flowers Foods	18,781	437

Freshpet*	54,840	2,496

Herbalife Nutrition*	39,815	1,702

Hostess Brands, Cl A*	54,080	781

Inter Parfums	28,247	1,878

J&J Snack Foods	4,882	786

John B Sanfilippo & Son	2,899	231

Landec*	278,749	2,612

Medifast	3,925	504

MGP Ingredients	4,180	277

Nu Skin Enterprises, Cl A	28,023	1,382

Performance Food Group*	42,385	1,697

Sanderson Farms	53,920	7,363

Seneca Foods, Cl A*	2,135	59

Simply Good Foods*	73,965	1,781

SpartanNash	11,268	132

United Natural Foods*	17,695	159

Universal	67,415	4,097

USANA Health Sciences*	4,300	342

WD-40	4,494	715

		58,897

Energy — 3.2%

Archrock	42,621	452

Ardmore Shipping*	240,627	1,961

Bonanza Creek Energy*	5,831	122

C&J Energy Services*	19,829	234

Callon Petroleum*	599,084	3,948

Description	Shares	Value (000)

Capital Product Partners (A)	32,534	$342

Carrizo Oil & Gas*	27,468	275

CONSOL Energy*	9,031	240

Delek US Holdings	89,830	3,640

Denbury Resources*	146,518	182

Diamond Offshore Drilling*	20,600	183

Diamond S Shipping*	22,346	285

Diamondback Energy	30,512	3,325

DMC Global	4,566	289

Dril-Quip*	11,864	569

Era Group*	6,300	53

Euronav	288,821	2,726

Exterran*	10,082	143

Geospace Technologies*	4,516	68

Green Plains	12,225	132

Gulf Island Fabrication*	4,700	33

Gulfport Energy*	48,680	239

Helix Energy Solutions Group*	46,349	400

HighPoint Resources*	36,406	66

Keane Group*	144,250	969

KLX Energy Services Holdings*	7,804	159

Laredo Petroleum*	47,500	138

Matrix Service*	8,479	172

Nabors Industries	110,199	320

Newpark Resources*	29,789	221

Noble*	80,561	151

Oceaneering International*	34,758	709

Oil States International*	20,046	367

Par Pacific Holdings*	9,591	197

PDC Energy*	21,506	775

Penn Virginia*	4,320	133

Profire Energy*	147,812	223

ProPetro Holding*	24,559	508

Renewable Energy Group*	11,993	190

REX American Resources*	1,777	130

Ring Energy*	235,989	767

RPC	106,804	770

SEACOR Holdings*	5,803	276

Southwestern Energy*	723,750	2,287

SRC Energy*	79,455	394

Superior Energy Services*	49,882	65

TETRA Technologies*	41,276	67

Unit*	18,693	166

US Silica Holdings	24,495	313

Whiting Petroleum*	155,759	2,910

World Fuel Services	210,620	7,574

		40,858

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Financials — 15.3%

Amalgamated Bank, Cl A	49,791	$869

Ambac Financial Group*	14,600	246

American Equity Investment Life Holding	66,391	1,803

Ameris Bancorp	13,015	510

AMERISAFE	90,175	5,750

Apollo Commercial Real Estate Finance‡	44,674	822

ARMOUR Residential‡	16,851	314

Axos Financial*	17,807	485

Banc of California	14,336	200

Bank of Hawaii	64,403	5,340

Banner	28,152	1,524

Berkshire Hills Bancorp	54,823	1,721

Blucora*	15,976	485

Boston Private Financial Holdings	27,025	326

Bridgewater Bancshares*	47,471	548

Brookline Bancorp	26,411	406

Byline Bancorp*	82,087	1,569

Capstar Financial Holdings	142,467	2,158

Capstead Mortgage‡	28,190	235

Carolina Financial	106,960	3,753

Central Pacific Financial	9,481	284

Chemical Financial	34,157	1,404

City Holding	5,425	414

Columbia Banking System	197,840	7,158

Commerce Bancshares	57,908	3,455

Community Bank System	16,725	1,101

Community Bankers Trust	331,114	2,805

Customers Bancorp*	89,200	1,873

CVB Financial	284,343	5,980

Dime Community Bancshares	9,919	188

Donnelley Financial Solutions*	10,684	143

Eagle Bancorp	10,478	567

Eagle Bancorp Montana	40,204	667

eHealth*	6,285	541

Employers Holdings	10,414	440

Encore Capital Group*	8,271	280

Enova International*	11,234	259

Entegra Financial*	80,201	2,416

Essent Group*	100,510	4,723

Evans Bancorp	56,745	2,141

EZCORP, Cl A*	16,534	157

FB Financial	75,524	2,764

Fidelity Southern	7,143	221

First American Financial	80,060	4,299

Description	Shares	Value (000)

First BanCorp	70,546	$779

First Busey	102,957	2,719

First Commonwealth Financial	32,213	434

First Community	64,016	1,185

First Financial Bancorp	89,647	2,171

First Hawaiian	174,049	4,503

First Internet Bancorp	25,021	539

First Midwest Bancorp	36,226	742

FirstCash	37,144	3,715

Flagstar Bancorp	9,200	305

FNB	328,551	3,867

Franklin Financial Network	3,900	109

Glacier Bancorp	27,481	1,114

Goosehead Insurance, Cl A	31,375	1,500

Granite Point Mortgage Trust‡	17,598	338

Great Western Bancorp	18,462	659

Greenhill	5,500	75

Hanmi Financial	9,874	220

HCI Group	2,200	89

Heritage Financial	10,702	316

HomeStreet*	8,880	263

Hope Bancorp	39,704	547

Horace Mann Educators	90,450	3,644

Independent Bank	11,152	849

Independent Bank Group	52,770	2,900

International. FCStone*	5,116	203

Invesco Mortgage Capital‡	41,745	673

Investar Holding	44,032	1,050

James River Group Holdings	75,620	3,547

Kemper	27,355	2,360

LegacyTexas Financial Group	14,635	596

LendingTree*	5,630	2,365

Malvern Bancorp*	30,754	677

Meta Financial Group	8,920	250

MSCI, Cl A	3,845	918

National Bank Holdings, Cl A	97,979	3,557

NBT Bancorp	14,248	534

New York Mortgage Trust‡	68,806	427

NMI Holdings, Cl A*	22,245	632

Northfield Bancorp	15,223	238

Northwest Bancshares	35,012	617

OFG Bancorp	14,319	340

Old Line Bancshares	104,465	2,780

Old National Bancorp	100,728	1,671

Old Point Financial	23,186	511

Opus Bank	92,194	1,946

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Origin Bancorp	38,192	$1,260

Oritani Financial	12,363	219

Orrstown Financial Services	32,754	720

Pacific Premier Bancorp	14,693	454

PacWest Bancorp	198,188	7,696

PennyMac Mortgage Investment Trust‡	24,746	540

Piper Jaffray	4,654	346

PRA Group*	14,794	416

Preferred Bank	4,663	220

Primerica	26,555	3,185

ProAssurance	28,515	1,030

Prosperity Bancshares	33,971	2,244

Provident Financial Services	19,971	484

Redwood Trust‡	31,486	520

Reliant Bancorp	32,953	779

RLI	12,776	1,095

S&T Bancorp	11,300	424

Safety Insurance Group	4,740	451

Sandy Spring Bancorp	100,956	3,521

Seacoast Banking Corp of Florida*	16,763	426

Selective Insurance Group	19,233	1,440

ServisFirst Bancshares	14,994	514

Shore Bancshares	104,590	1,709

Signature Bank	7,304	883

Simmons First National, Cl A	31,058	722

SmartFinancial*	90,580	1,965

Solar Capital	80,389	1,650

South Plains Financial*	35,984	594

Southern First Bancshares*	52,340	2,050

Southern National Bancorp of Virginia	96,441	1,476

Southside Bancshares	10,205	330

State Auto Financial	26,940	943

Stewart Information Services	7,613	308

SVB Financial Group*	11,919	2,677

Synovus Financial	42,310	1,481

TCF Financial	145,322	3,021

Texas Capital Bancshares*	20,968	1,287

Third Point Reinsurance*	24,331	251

Tompkins Financial	4,002	327

Tradeweb Markets, Cl A	35,375	1,550

Triumph Bancorp*	7,800	227

TrustCo Bank	31,845	252

Umpqua Holdings	126,646	2,101

United Community Banks	25,620	732

United Fire Group	6,884	334

United Insurance Holdings	6,802	97

Description	Shares	Value (000)

Universal Insurance Holdings	10,359	$289

Veritex Holdings	110,936	2,879

Virtus Investment Partners	2,306	248

Waddell & Reed Financial, Cl A	24,327	406

Walker & Dunlop	9,339	497

WesBanco	35,649	1,374

Westamerica Bancorporation	36,503	2,249

WisdomTree Investments	38,824	240

World Acceptance*	2,046	336

		196,287

Health Care — 11.9%

Acadia Healthcare*	62,268	2,176

Acorda Therapeutics*	12,304	94

Addus HomeCare*	24,875	1,864

Akorn*	30,800	159

Alphatec Holdings*	329,452	1,496

AMAG Pharmaceuticals*	10,774	108

Amedisys*	11,671	1,417

AMN Healthcare Services*	15,230	826

Amphastar Pharmaceuticals*	11,390	240

AngioDynamics*	102,304	2,014

ANI Pharmaceuticals*	2,820	232

Anika Therapeutics*	4,764	194

Array BioPharma*	102,231	4,736

Arrowhead Pharmaceuticals*	30,778	816

Assertio Therapeutics*	20,285	70

Axogen*	150,788	2,986

BioDelivery Sciences International*	480,032	2,232

Biohaven Pharmaceutical Holding*	13,390	586

BioTelemetry*	11,147	537

Cambrex*	10,967	513

Cardiovascular Systems*	11,362	488

Catalent*	36,280	1,967

Charles River Laboratories International*	15,859	2,250

Chemed	6,842	2,469

Community Health Systems*	36,474	97

Computer Programs & Systems	3,815	106

CONMED	8,450	723

Corcept Therapeutics*	34,635	386

CorVel*	2,900	252

Cross Country Healthcare*	166,247	1,559

CryoLife*	53,910	1,614

Cutera*	4,600	96

Cytokinetics*	19,093	215

DexCom*	44,236	6,628

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Diplomat Pharmacy*	17,641	$107

Eagle Pharmaceuticals*	3,458	193

Emergent BioSolutions*	14,694	710

Enanta Pharmaceuticals*	5,135	433

Encompass Health	92,027	5,831

Endo International*	65,327	269

Ensign Group	16,181	921

Exact Sciences*	32,129	3,793

Fluidigm*	64,290	792

GenMark Diagnostics*	447,244	2,903

Glaukos*	22,870	1,724

Guardant Health*	15,746	1,359

GW Pharmaceuticals ADR*	9,230	1,591

Haemonetics*	29,497	3,550

HealthStream*	8,153	211

Heska*	2,340	199

HMS Holdings*	119,436	3,869

Horizon Therapeutics*	149,210	3,590

Innoviva*	21,848	318

Insmed*	53,315	1,365

Inspire Medical Systems*	90,431	5,485

Insulet*	7,406	884

Integer Holdings*	9,728	816

Intra-Cellular Therapies, Cl A*	64,772	841

Invacare	11,143	58

Lannett*	11,185	68

Lantheus Holdings*	12,870	364

LeMaitre Vascular	5,000	140

LHC Group*	9,518	1,138

Luminex	13,901	287

Magellan Health*	7,834	582

Masimo*	14,115	2,101

Medicines*	22,766	830

MEDNAX*	48,849	1,232

Medpace Holdings*	8,496	556

Meridian Bioscience	13,817	164

Merit Medical Systems*	68,626	4,087

Mesa Laboratories	1,200	293

Momenta Pharmaceuticals*	32,197	401

Myriad Genetics*	23,792	661

NanoString Technologies*	54,185	1,645

Natus Medical*	11,086	285

Neogen*	16,920	1,051

NeoGenomics*	137,712	3,021

NextGen Healthcare*	15,439	307

Nuvectra*	234,688	786

Description	Shares	Value (000)

Omnicell*	38,412	$3,305

OraSure Technologies*	190,152	1,765

Orthofix Medical*	6,145	325

Owens & Minor	18,640	60

Oxford Immunotec Global*	187,585	2,581

PetIQ, Cl A*	38,235	1,260

Phibro Animal Health, Cl A	6,796	216

Prestige Consumer Healthcare*	53,233	1,686

Progenics Pharmaceuticals*	26,549	164

Providence Service*	34,023	1,951

Quidel*	31,081	1,844

R1 RCM*	402,327	5,061

Recro Pharma*	100,707	1,024

REGENXBIO*	9,974	512

Repligen*	13,605	1,169

Sage Therapeutics*	12,660	2,318

Sarepta Therapeutics*	8,458	1,285

Select Medical Holdings*	35,262	560

Spectrum Pharmaceuticals*	34,037	293

Supernus Pharmaceuticals*	22,847	756

Surmodics*	4,373	189

Tabula Rasa HealthCare*	6,065	303

Tactile Systems Technology*	5,601	319

Tandem Diabetes Care*	95,744	6,177

Tivity Health*	15,507	255

Twist Bioscience*	30,054	872

Ultragenyx Pharmaceutical*	10,965	696

US Physical Therapy	4,137	507

Vanda Pharmaceuticals*	16,844	237

Varex Imaging*	12,690	389

Veracyte*	75,156	2,143

ViewRay*	388,144	3,420

Wright Medical Group*	147,382	4,395

		151,994

Industrials — 18.0%

AAON	13,192	662

AAR	10,446	384

ABM Industries	44,712	1,788

Actuant, Cl A	19,944	495

Aegion, Cl A*	10,119	186

AerCap Holdings*	57,353	2,983

Aerojet Rocketdyne Holdings*	23,479	1,051

AeroVironment*	6,946	394

Air Transport Services Group*	75,260	1,836

Alamo Group	3,104	310

Albany International, Cl A	40,934	3,394

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Allegiant Travel, Cl A	4,241	$609

Altra Industrial Motion	94,742	3,399

American Woodmark*	4,909	415

Apogee Enterprises	8,758	380

Applied Industrial Technologies	12,504	769

ArcBest	8,521	240

Arcosa	15,633	588

Argan	27,465	1,114

ASGN*	37,994	2,302

Astec Industries	7,519	245

Atlas Air Worldwide Holdings*	8,569	383

AZZ	60,857	2,801

Barnes Group	44,246	2,493

Brady, Cl A	16,016	790

Briggs & Stratton	194,622	1,993

BrightView Holdings*	257,164	4,812

Brink’s	29,050	2,358

Builders FirstSource*	69,400	1,170

CAI International*	89,353	2,218

Casella Waste Systems, Cl A*	59,104	2,342

Chart Industries*	56,659	4,356

CIRCOR International*	6,611	304

Clean Harbors*	78,759	5,600

Columbus McKinnon	63,293	2,656

Comfort Systems USA	12,164	620

Commercial Vehicle Group*	132,385	1,062

Construction Partners, Cl A*	106,926	1,606

Continental Building Products*	133,483	3,547

CoStar Group*	6,815	3,776

Covanta Holding	97,240	1,742

Covenant Transportation Group, Cl A*	75,425	1,109

CPI Aerostructures*	329,604	2,772

Cubic	9,253	597

DXP Enterprises*	5,181	196

Dycom Industries*	32,370	1,906

Echo Global Logistics*	8,949	187

EMCOR Group	63,767	5,618

Encore Wire	6,920	405

EnPro Industries	6,790	433

ESCO Technologies	8,437	697

Evoqua Water Technologies*	356,154	5,072

Exponent	16,855	987

Federal Signal	19,615	525

Flowserve	23,305	1,228

Forrester Research	3,478	164

Forward Air	9,465	560

Description	Shares	Value (000)

Franklin Electric	12,700	$603

FTI Consulting*	12,387	1,039

GATX	55,408	4,393

Genesee & Wyoming, Cl A*	30,108	3,011

Gibraltar Industries*	10,491	423

GMS*	10,400	229

Granite Construction	128,939	6,212

Greenbrier	10,422	317

Griffon	11,224	190

Harsco*	125,675	3,449

Hawaiian Holdings	15,819	434

Heartland Express	15,331	277

Heidrick & Struggles International	6,392	192

Herc Holdings*	27,605	1,265

Hillenbrand	20,320	804

Hub Group, Cl A*	114,313	4,799

Huron Consulting Group*	14,833	747

InnerWorkings*	259,557	992

Insperity	15,700	1,918

Insteel Industries	5,985	125

Interface, Cl A	150,656	2,310

ITT	106,725	6,988

John Bean Technologies	28,125	3,407

Kaman	9,017	574

Kansas City Southern	7,188	876

Kelly Services, Cl A	10,264	269

Korn Ferry	18,410	738

Kratos Defense & Security Solutions*	37,751	864

Lindsay	3,480	286

LSC Communications	10,576	39

Lydall*	5,462	110

Marten Transport	12,363	224

Matson	13,961	542

Matthews International, Cl A	51,096	1,781

McGrath RentCorp	105,487	6,556

Mercury Systems*	57,184	4,023

Middleby*	25,426	3,450

Milacron Holdings*	189,579	2,616

Mobile Mini	14,575	444

Moog, Cl A	70,029	6,555

Mueller Industries	170,167	4,981

Mueller Water Products, Cl A	217,963	2,140

Multi-Color	4,664	233

MYR Group*	5,338	199

National Presto Industries	1,632	152

Navigant Consulting	12,691	294

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

NN	76,037	$742

Oshkosh	79,179	6,611

Patrick Industries*	7,510	369

PGT Innovations*	19,060	319

Pitney Bowes	58,223	249

Powell Industries	2,712	103

Primoris Services	186,062	3,894

Proto Labs*	8,761	1,016

Quanex Building Products	10,436	197

Raven Industries	11,746	421

Resources Connection	10,139	162

Rexnord*	58,880	1,779

RR Donnelley & Sons	22,000	43

Ryder System	75,401	4,396

Saia*	8,421	545

Simpson Manufacturing	92,364	6,139

SkyWest	16,754	1,016

SP Plus*	73,158	2,336

SPX*	14,200	469

SPX FLOW*	13,871	581

Standex International	4,206	308

Steelcase, Cl A	88,478	1,513

Sterling Construction*	217,254	2,916

Team*	110,131	1,687

Tennant	57,031	3,490

Tetra Tech	38,598	3,032

Titan International	15,181	74

Titan Machinery*	47,989	988

Triumph Group	16,566	379

TrueBlue*	12,927	285

UniFirst	5,014	945

Universal Forest Products	19,893	757

US Ecology	7,206	429

US Xpress Enterprises, Cl A*	157,013	807

Veritiv*	3,959	77

Viad	6,598	437

Vicor*	5,085	158

Wabash National	98,894	1,609

Wabtec	21,233	1,524

WageWorks*	12,930	657

Watts Water Technologies, Cl A	9,010	840

Woodward	9,970	1,128

		230,126

Information Technology — 15.6%

3D Systems*	38,731	352

8x8*	31,280	754

Description	Shares	Value (000)

ACI Worldwide*	70,453	$2,419

ADTRAN	15,718	240

Advanced Energy Industries*	48,126	2,708

Advanced Micro Devices*	78,299	2,378

Agilysys*	5,475	118

Alarm.com Holdings*	11,428	611

Alpha & Omega Semiconductor*	300	3

Alteryx, Cl A*	19,275	2,103

Ambarella*	35,256	1,556

Anaplan*	39,002	1,968

Anixter International*	9,554	571

Applied Optoelectronics*	5,966	61

Arlo Technologies*	23,162	93

Aspen Technology*	17,768	2,208

Avalara*	26,805	1,935

Axcelis Technologies*	10,535	159

Badger Meter	9,604	573

Bel Fuse, Cl B	3,256	56

Belden	30,038	1,789

Benchmark Electronics	61,833	1,553

Black Knight*	27,388	1,647

Bottomline Technologies DE*	74,813	3,310

Brooks Automation	59,851	2,319

Cabot Microelectronics	9,449	1,040

CalAmp*	113,244	1,323

Carbonite*	57,189	1,489

Cardtronics*	12,251	335

CEVA*	7,385	180

Cohu	13,709	212

Comtech Telecommunications	8,062	227

Control4*	8,964	213

Cray*	13,337	464

Cree*	93,731	5,266

CSG Systems International	10,756	525

CTS	10,740	296

Cypress Semiconductor	53,530	1,191

Daktronics	13,088	81

Diebold Nixdorf*	24,300	223

Digi International*	8,716	111

Diodes*	12,944	471

DSP Group*	6,300	90

Ebix	7,088	356

Electronics For Imaging*	90,436	3,338

Enphase Energy*	81,545	1,487

ePlus*	4,518	312

Euronet Worldwide*	58,604	9,860

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Everbridge*	10,127	$906

EVERTEC	83,253	2,722

Evo Payments, Cl A*	27,460	866

ExlService Holdings*	11,105	734

Extreme Networks*	38,501	249

Fabrinet*	12,141	603

FARO Technologies*	5,671	298

Finisar*	37,844	866

Five9*	49,641	2,546

FormFactor*	24,371	382

Gartner*	5,109	822

Harmonic*	27,927	155

Ichor Holdings*	7,528	178

II-VI*	19,362	708

Impinj*	21,082	603

Infinera*	65,696	191

Insight Enterprises*	31,346	1,824

InterXion Holding*	27,355	2,081

Itron*	86,827	5,433

KBR	218,518	5,450

KEMET	18,637	351

Keysight Technologies*	45,431	4,080

Knowles*	138,197	2,530

Kopin*	18,000	20

Kulicke & Soffa Industries	21,103	476

LivePerson*	75,796	2,125

LiveRamp Holdings*	26,281	1,274

Lumentum Holdings*	42	2

MACOM Technology Solutions Holdings*	50,864	770

Manhattan Associates*	12,249	849

ManTech International, Cl A	8,660	570

MaxLinear, Cl A*	21,220	497

Methode Electronics	12,274	351

MicroStrategy, Cl A*	2,716	389

MongoDB, Cl A*	5,476	833

Monotype Imaging Holdings	13,819	233

MTS Systems	27,735	1,623

Nanometrics*	7,828	272

NCR*	176,865	5,501

NETGEAR*	10,352	262

NIC	22,180	356

Novanta*	30,618	2,887

Okta, Cl A*	14,845	1,834

OneSpan*	10,193	144

OSI Systems*	5,549	625

PAR Technology*	46,997	1,325

Description	Shares	Value (000)

Park Electrochemical	5,957	$99

PDF Solutions*	8,611	113

Perficient*	10,696	367

Perspecta	140,844	3,297

Photronics*	21,328	175

Plantronics	103,216	3,823

Plexus*	9,772	570

Pluralsight, Cl A*	40,930	1,241

Power Integrations	9,538	765

Progress Software	14,509	633

PROS Holdings*	49,408	3,126

Q2 Holdings*	47,831	3,652

Qualys*	10,988	957

Rambus*	35,641	429

Rapid7*	105,582	6,107

RingCentral, Cl A*	32,584	3,745

Rogers*	26,074	4,500

Rudolph Technologies*	10,179	281

Sanmina*	22,431	679

ScanSource*	8,229	268

Semtech*	18,905	908

Silicon Laboratories*	13,775	1,424

SMART Global Holdings*	3,900	90

Smartsheet, Cl A*	23,290	1,127

SolarEdge Technologies*	14,483	905

SPS Commerce*	5,903	603

SVMK*	66,390	1,096

Sykes Enterprises*	12,828	352

Tenable Holdings*	52,692	1,504

Teradyne	17,400	834

TiVo	92,673	683

TTEC Holdings	37,654	1,754

TTM Technologies*	31,200	318

Twilio, Cl A*	25,661	3,499

Ultra Clean Holdings*	12,358	172

Unisys*	16,300	158

Upland Software*	24,562	1,118

Veeco Instruments*	16,341	200

Verint Systems*	38,645	2,078

Viavi Solutions*	150,338	1,998

Virtusa*	8,997	400

Vishay Intertechnology	262,397	4,335

WEX*	13,942	2,901

Xperi	225,322	4,639

Zebra Technologies, Cl A*	31,926	6,688

Zendesk*	78,847	7,020

Zix*	56,410	513

		200,514

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Materials — 5.0%

AdvanSix*	9,550	$233

AK Steel Holding*	101,425	240

Alamos Gold, Cl A	92,916	562

American Vanguard	8,709	134

Balchem	10,523	1,052

Berry Global Group*	27,630	1,453

Boise Cascade	12,479	351

Cabot	55,922	2,668

Century Aluminum*	15,992	111

Clearwater Paper*	5,351	99

Commercial Metals	154,023	2,749

Compass Minerals International	132,979	7,307

Crown Holdings*	32,350	1,977

Eagle Materials	20,205	1,873

Ferro*	26,519	419

FutureFuel	8,138	95

Graphic Packaging Holding	94,295	1,318

Hawkins	3,078	134

Haynes International	4,065	129

HB Fuller	16,548	768

Ingevity*	35,716	3,756

Innophos Holdings	113,420	3,302

Innospec	7,960	726

Kaiser Aluminum	5,324	520

Koppers Holdings*	6,620	194

Kraton*	65,735	2,042

Livent*	47,040	326

Louisiana-Pacific	125,068	3,279

LSB Industries*	6,185	24

Materion	6,608	448

Mercer International	14,484	224

Myers Industries	11,856	228

Neenah	5,436	367

Olympic Steel	2,849	39

PH Glatfelter	201,149	3,395

Quaker Chemical	4,332	879

Rayonier Advanced Materials	15,947	104

Ryerson Holding*	155,168	1,293

Schweitzer-Mauduit International	10,248	340

Silgan Holdings	160,870	4,923

Stepan	6,708	617

Summit Materials, Cl A*	230,827	4,443

SunCoke Energy*	29,285	260

Tecnoglass	174,566	1,133

TimkenSteel*	12,221	99

Description	Shares	Value (000)

Tredegar	8,054	$134

US Concrete*	44,388	2,206

Valvoline	140,789	2,750

Venator Materials*	371,707	1,966

		63,689

Real Estate — 4.4%

Acadia Realty Trust‡	26,834	735

Agree Realty‡	12,450	797

American Assets Trust‡	15,361	724

Armada Hoffler Properties‡	16,939	280

CareTrust‡	86,566	2,059

CatchMark Timber Trust, Cl A‡	198,929	2,079

CBL & Associates Properties‡	54,245	56

Cedar Realty Trust‡	26,754	71

Chatham Lodging Trust‡	15,021	283

Chesapeake Lodging Trust‡	20,036	569

Community Healthcare Trust‡	60,757	2,394

DiamondRock Hospitality‡	65,339	676

Easterly Government Properties‡	402,212	7,284

Four Corners Property Trust‡	22,536	616

Franklin Street Properties‡	35,256	260

GEO Group‡	120,614	2,534

Getty Realty‡	10,930	336

Global Net Lease‡	27,658	543

Hannon Armstrong Sustainable Infrastructure Capital‡	52,190	1,471

Hersha Hospitality Trust, Cl A‡	12,073	200

HFF, Cl A	13,129	597

Independence Realty Trust‡	28,787	333

Innovative Industrial Properties, Cl A‡	3,247	401

iStar‡	21,347	265

Kite Realty Group Trust‡	27,367	414

Lexington Realty Trust‡	68,852	648

LTC Properties‡	13,098	598

Marcus & Millichap*	6,855	212

National Storage Affiliates Trust‡	18,762	543

NexPoint Residential Trust‡	25,266	1,046

NorthStar Realty Europe‡	16,362	269

Office Properties Income Trust‡	15,720	413

Omega Healthcare Investors‡	41,017	1,507

Outfront Media‡	72,107	1,860

Pennsylvania Real Estate Investment Trust‡	18,599	121

Postal Realty Trust, Cl A*	98,500	1,551

QTS Realty Trust, Cl A‡	75,979	3,509

Rayonier‡	98,241	2,977

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

RE/MAX Holdings, Cl A	104,518	$3,215

Realogy Holdings	36,600	265

Retail Opportunity Investments‡	228,017	3,906

RLJ Lodging Trust‡	149,952	2,660

RPT Realty‡	25,843	313

Saul Centers‡	3,886	218

STAG Industrial‡	69,287	2,095

Summit Hotel Properties‡	34,230	393

Universal Health Realty Income Trust‡	4,190	356

Urstadt Biddle Properties, Cl A‡	10,000	210

Washington‡	25,945	694

Washington Prime Group‡	60,049	229

Whitestone, Cl B‡	13,393	170

Xenia Hotels & Resorts‡	36,567	762

		56,717

Utilities — 2.2%

ALLETE	39,697	3,303

American States Water	74,850	5,632

Avista	110,656	4,935

California Water Service Group	15,617	791

Consolidated Water	75,432	1,076

El Paso Electric	13,237	866

Hawaiian Electric Industries	21,575	940

Middlesex Water	18,681	1,107

Northwest Natural Holding	9,818	682

South Jersey Industries	121,005	4,081

Unitil	39,762	2,381

York Water	54,893	1,961

		27,755

Total Common Stock (Cost $1,152,536) (000)		1,232,770

EXCHANGE TRADED FUNDS — 0.3%

iShares Russell 2000 ETF	12,093	1,880

iShares Russell 2000 Value ETF	14,162	1,707

Total Exchange Traded Funds (Cost $3,373) (000)		3,587

	Number of Rights
RIGHTS — 0.0%

A Schulman, Expires* ‡‡ (B)	8,148	4

Media General, Expires* ‡‡ (B)	9,318	1

Tobira Therapeutics, Expires 12/31/2028* (B)	900	11

Total Rights (Cost $—) (000)		16

Description	Number of Rights	Value (000)
SHORT-TERM INVESTMENT — 3.4%

State Street Institutional Treasury Money Market Fund, Cl Premier, 2.170% (C)	43,705,435	$43,705

Total Short-Term Investment (Cost $43,705) (000)		43,705

Total Investments In Securities — 100.0% (Cost $1,199,614) (000)		$1,280,078

Percentages are based on net assets of $1,280,406 (000).

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Index E-MINI	68	Sep-2019	$5,206	$5,328	$122

			$5,206	$5,328	$122

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date not available.
(A)	Security considered Master Limited Partnership. At June 30, 2019, this security amounted to $342 (000) or 0.0% of Net Assets.
(B)

Level 3 security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2019, was $16 (000) and represented 0.0% of net assets.

(C)	The rate reported is the 7-day effective yield as of June 30, 2019.

Cl — Class

ETF — Exchanged Traded Fund

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,232,770	$—	$—	$1,232,770
Exchange Traded Funds	3,587	—	—	3,587
Rights	—	—	16	16
Short-Term Investment	43,705	—	—	43,705

Total Investments in Securities	$1,280,062	$—	$16	$1,280,078

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$122	$—	$—	$122

Total Other Financial Instruments	$122	$—	$—	$122

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Small Cap Equity Fund

For the six months ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2019, there were no transfers in and out of Level 3. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.3%

Australia — 3.7%

Abacus Property Group‡	85,286	$245

Adairs	68,598	68

Adelaide Brighton	308,220	875

AGL Energy	15,436	217

ALS	143,036	737

Altium	20,028	481

Alumina	516,954	846

Amcor	136,466	1,551

AMP	72,898	108

APA Group	26,571	201

Appen	57,670	1,133

Aristocrat Leisure	13,157	284

Asaleo Care*	316,571	201

ASX	4,408	255

Aurizon Holdings	51,449	195

AusNet Services	53,906	71

Australia & New Zealand Banking Group	225,173	4,460

Australian Finance Group	51,007	56

Auswide Bank	15,144	55

Bank of Queensland	9,088	61

Beach Energy	186,418	260

Bendigo & Adelaide Bank	12,425	101

BHP Group	92,130	2,663

BlueScope Steel	219,750	1,859

Description	Shares	Value (000)

Boral	29,759	$107

Brambles	180,062	1,629

Brickworks	15,741	180

Caltex Australia	21,848	380

carsales.com	72,481	688

Centuria Metropolitan‡	68,476	135

Challenger	14,109	66

Champion Iron*	138,307	292

Charter Hall Education Trust‡	38,952	100

Charter Hall Group‡	71,409	542

CIMIC Group	2,687	84

Citadel Group	18,423	59

Cleanaway Waste Management	969,854	1,586

Clinuvel Pharmaceuticals	10,244	242

Coca-Cola Amatil	157,202	1,128

Cochlear	1,357	197

Coles Group*	26,750	251

Commonwealth Bank of Australia	42,327	2,460

Computershare	12,105	138

Coronado Global Resources (A)	59,438	151

Cromwell Property Group‡	216,585	176

Crown Resorts	8,200	72

CSL	10,823	1,634

Dexus‡	25,754	235

Domain Holdings Australia	137,316	307

Domino’s Pizza Enterprises	7,797	206

Downer EDI	45,387	220

DuluxGroup	96,263	630

Evolution Mining	152,381	466

Flight Centre Travel Group	1,077	31

Fortescue Metals Group	35,180	223

Goodman Group‡	38,731	409

GPT Group‡	42,371	183

GUD Holdings	64,124	451

GWA Group	111,728	268

Harvey Norman Holdings	13,109	37

Healius	185,469	394

IDP Education	14,293	177

Iluka Resources	245,929	1,859

Incitec Pivot	124,368	298

Independence Group NL	99,156	329

Inghams Group	174,679	493

Insurance Australia Group	58,212	338

Integrated Research	28,064	65

IPH	60,141	315

IVE Group	37,823	55

James Hardie Industries	10,311	135

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

JB Hi-Fi	25,981	$472

Jupiter Mines	1,080,632	262

Kina Securities	58,214	53

Lend Lease Group	14,440	132

Macquarie Group	7,700	678

Magellan Financial Group	51,923	1,858

McMillan Shakespeare	14,021	120

Medibank	60,530	148

Metcash	301,545	544

Mirvac Group‡	91,909	202

Monadelphous Group	12,941	171

Mount Gibson Iron	73,860	53

Nanosonics*	62,297	246

National Australia Bank	149,499	2,804

National Storage‡	194,804	239

Newcrest Mining	69,111	1,550

Nine Entertainment Holdings	342,518	451

Northern Star Resources	168,979	1,382

Oil Search	316,346	1,570

Orica	97,435	1,386

Origin Energy	41,407	213

OZ Minerals	25,643	181

People Infrastructure	53,721	126

Perseus Mining*	274,721	113

Platinum Asset Management	157,609	537

Pro Medicus	40,009	710

QBE Insurance Group	141,957	1,179

Ramelius Resources*	216,771	110

Ramsay Health Care	3,479	176

RCR Tomlinson*	18,154	—

REA Group	1,200	81

Rio Tinto	8,837	644

Santos	43,524	216

Saracen Mineral Holdings*	94,015	243

Scentre Group‡	125,965	340

SEEK	8,496	126

Service Stream	205,227	405

Sigma Healthcare	163,548	64

Sonic Healthcare	10,585	201

South32	119,344	266

Stockland‡	59,707	175

Suncorp Group	32,720	309

Super Retail Group	32,393	187

Sydney Airport	29,245	165

Tabcorp Holdings	49,761	155

Technology One	160,999	891

Telstra	94,763	257

Description	Shares	Value (000)

TPG Telecom	10,268	$46

Transurban Group	63,709	659

Treasury Wine Estates	16,011	168

Unibail-Rodamco-Westfield‡	13,660	98

Vicinity Centres‡	85,315	147

Vita Group	66,350	61

Viva Energy‡	187,015	341

Washington H Soul Pattinson	2,441	38

Wesfarmers	27,016	686

Western Areas	283,457	391

Westpac Banking	82,373	1,640

Whitehaven Coal	35,751	92

Woodside Petroleum	22,269	568

Woolworths Group	205,362	4,791

WorleyParsons	7,275	75

		69,596

Austria — 0.2%

ANDRITZ	8,470	319

BAWAG Group* (A)	11,599	486

Erste Group Bank*	7,581	281

IMMOFINANZ	11,293	294

Oesterreichische Post	10,508	353

OMV	3,263	159

Porr Ag	4,414	97

Raiffeisen Bank International	4,038	95

S IMMO	19,448	421

Telekom Austria, Cl A*	22,892	173

Verbund	1,543	81

Vienna Insurance Group Wiener Versicherung Gruppe	8,801	226

Voestalpine	2,540	78

Wienerberger	58,009	1,432

		4,495

Belgium — 0.6%

Aedifica‡	3,259	311

Ageas	4,304	224

Anheuser-Busch InBev	32,303	2,859

Barco	3,131	659

Befimmo‡	9,835	565

Colruyt	1,327	77

Elia System Operator	225	17

Groupe Bruxelles Lambert	1,895	186

Intervest Offices & Warehouses‡	6,761	190

KBC Ancora	12,354	552

KBC Group	72,452	4,749

Montea C.V.A‡	2,129	183

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Proximus	3,760	$111

Solvay	1,901	197

Telenet Group Holding*	1,173	65

UCB	2,981	247

Umicore	4,607	148

		11,340

Brazil — 2.1%

Ambev ADR*	800,905	3,740

Atacadao*	131,000	751

B3 - Brasil Bolsa Balcao	265,100	2,591

Banco Bradesco ADR*	746,064	7,325

Banco BTG Pactual*	2,100	28

Banco do Brasil*	180,900	2,534

Cia de Saneamento Basico do Estado de Sao Paulo*	17,600	216

Embraer	52,622	266

Enauta Participacoes	25,000	83

Estacio Participacoes	74,200	566

IRB Brasil Resseguros S	184,800	4,789

JBS	50,300	276

LOG Commercial Properties e Participacoes	6,313	33

LPS Brasil Consultoria de Imoveis*	157,735	198

MRV Engenharia e Participacoes	244,400	1,251

Natura Cosmeticos	107,127	1,581

Odontoprev	65,100	310

Petrobras Distribuidora	214,080	1,393

Porto Seguro	107,076	1,450

Raia Drogasil*	125,400	2,505

SLC Agricola	30,811	142

Smiles Fidelidade	23,100	252

Sul America	169,700	1,660

TOTVS	217,300	2,489

Vale*	98,800	1,333

WEG	310,200	1,742

		39,504

Canada — 4.1%

Agnico Eagle Mines	5,900	302

Aimia*	146,400	427

Alimentation Couche-Tard, Cl B	35,242	2,218

AltaGas	7,300	110

AltaGas Canada	5,500	101

Atco, Cl I	1,700	57

Atlantic Power*	32,200	78

ATS Automation Tooling Systems*	6,300	102

Aurora Cannabis*	18,600	146

Description	Shares	Value (000)

Bank of Montreal	15,200	$1,148

Bank of Nova Scotia	75,332	4,046

Barrick Gold	126,969	2,005

Bausch Health*	8,100	204

BCE	21,898	996

Birchcliff Energy	40,200	80

BlackBerry*	13,800	103

Bombardier, Cl B*	56,700	95

Brookfield Asset Management, Cl A	74,858	3,582

CAE	218,500	5,875

Cameco	9,800	105

Canadian Imperial Bank of Commerce	10,600	834

Canadian National Railway	17,300	1,601

Canadian Natural Resources	98,132	2,645

Canadian Pacific Railway	9,878	2,327

Canadian Tire, Cl A	1,500	163

Canadian Utilities, Cl A	2,700	77

Canadian Western Bank	10,300	235

Canopy Growth*	4,800	194

CCL Industries, Cl B	3,300	162

Cenovus Energy	23,500	207

CGI, Cl A*	5,800	446

CI Financial	6,400	104

Computer Modelling Group	52,400	291

Constellation Software	2,401	2,263

Cronos Group*	4,700	75

Dollarama	7,000	247

Dorel Industries, Cl B	13,000	105

Emera	1,700	69

Empire	4,600	116

Enbridge	48,300	1,745

Encana	38,500	198

Enerflex	61,900	806

Fairfax Financial Holdings	7,849	3,852

First Capital Realty‡	5,000	83

First Quantum Minerals	17,500	166

Fortis	10,200	403

Franco-Nevada	13,329	1,131

George Weston	1,640	124

Gildan Activewear	18,795	727

Great-West Lifeco	6,700	154

H&R Real Estate Investment Trust‡	4,100	72

Heroux-Devtek*	10,600	155

High Liner Foods	24,000	163

Husky Energy	8,400	80

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Hydro One (A)	7,100	$124

iA Financial	23,700	965

IGM Financial	1,900	54

Imperial Oil	6,400	177

Intact Financial	3,300	305

Inter Pipeline	45,979	715

Keyera	4,900	126

Kinross Gold*	31,400	121

Kirkland Lake Gold	5,100	220

Loblaw	33,896	1,736

Lundin Mining	15,100	83

Magna International	20,696	1,030

Manulife Financial	46,800	851

Methanex	1,500	68

Metro, Cl A	6,010	226

Morguard North American Residential Real Estate Investment Trust‡	6,600	93

National Bank of Canada	8,000	380

Nexus Real Estate Investment Trust‡	36,000	54

Nutrien	14,409	771

Onex	2,100	127

Open Text	6,700	276

Pembina Pipeline	12,072	449

Polaris Infrastructure	10,200	114

Power Corp of Canada	7,031	151

Power Financial	6,600	152

PrairieSky Royalty	47,876	673

PRO Real Estate Investment Trust‡	25,500	140

Quebecor, Cl B	4,500	107

Restaurant Brands International	5,700	396

RioCan‡	3,900	77

Ritchie Bros Auctioneers	30,980	1,031

Rogers Communications, Cl B	20,942	1,121

Royal Bank of Canada	45,573	3,622

Saputo	6,000	180

Shaw Communications, Cl B	10,900	223

Shopify, Cl A*	2,300	691

SmartCentres‡	1,300	33

SNC-Lavalin Group	4,200	85

Spin Master* (A)	15,307	443

Stars Group*	5,500	94

Sun Life Financial	14,200	588

Suncor Energy	190,089	5,929

TC Energy	42,960	2,130

Teck Resources, Cl B	11,900	275

TELUS	4,600	170

Thomson Reuters	4,740	306

Description	Shares	Value (000)

Toronto-Dominion Bank	74,809	$4,370

Total Energy Services	13,900	88

Tourmaline Oil	6,300	80

Vermilion Energy	3,400	74

West Fraser Timber	1,300	59

Westshore Terminals Investment	35,900	603

Wheaton Precious Metals	10,500	254

Winpak	6,100	201

WSP Global	2,800	154

		77,365

Chile — 0.2%

CAP	11,219	129

Cia Cervecerias Unidas	68,885	971

Cia Cervecerias Unidas ADR	12,815	362

Cia Sud Americana de Vapores*	16,447,748	568

Empresas CMPC	134,579	369

Enaex	25,488	292

Quinenco	393,289	1,039

		3,730

China — 2.8%

Alibaba Group Holding ADR*	58,419	9,899

Anhui Conch Cement, Cl H	310,000	1,942

Asia Cement China Holdings	28,000	45

Autohome ADR*	14,770	1,265

Baidu ADR*	26,377	3,096

Bank of Communications, Cl H	2,514,000	1,908

BeiGene ADR*	900	112

Cecep Costin New Materials Group* (B)	1,134,000	—

Changyou.com ADR*	20,909	201

China International Travel Service, Cl A	257,150	3,320

China Telecom ADR	10,259	513

Ctrip.com International ADR*	45,247	1,670

Huazhu Group ADR	77,388	2,805

Jiangsu Hengrui Medicine, Cl A	149,667	1,438

Kweichow Moutai, Cl A	28,100	4,026

LexinFintech Holdings ADR*	12,581	140

NetEase ADR	8,258	2,112

New Oriental Education & Technology Group ADR*	9,709	938

PetroChina, Cl H	4,138,000	2,283

TAL Education Group ADR*	45,895	1,748

Tencent Music Entertainment Group ADR*	183,544	2,751

Tsingtao Brewery, Cl H	260,000	1,656

Vipshop Holdings ADR*	138,917	1,199

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Xiwang Special Steel	548,000	$97

Yum China Holdings	159,728	7,380

YY ADR*	1,815	126

		52,670

Colombia — 0.1%

Bancolombia ADR	23,080	1,178

Ecopetrol ADR	66,991	1,225

		2,403

Czech Republic — 0.0%

Komercni Banka	15,059	600

Denmark — 1.6%

ALK-Abello*	2,516	586

AP Moeller - Maersk, Cl A	101	117

AP Moeller - Maersk, Cl B	167	207

Carlsberg, Cl B	29,359	3,892

Chr Hansen Holding	2,411	226

Coloplast, Cl B	29,645	3,350

Danske Bank	25,236	398

Demant*	46,171	1,436

DSV	4,238	416

Genmab*	1,453	267

GN Store Nord	49,994	2,333

H Lundbeck	1,960	77

H+H International, Cl B*	3,440	55

ISS	3,718	112

Jyske Bank*	7,760	269

Novo Nordisk, Cl B	193,031	9,838

Novozymes, Cl B	5,167	241

Orsted (A)	8,702	752

Pandora	2,445	87

Per Aarsleff Holding	3,521	126

Schouw	1,710	130

SimCorp	7,480	724

Spar Nord Bank	25,771	227

Topdanmark	6,382	360

Tryg	2,502	81

Vestas Wind Systems	36,346	3,140

		29,447

Egypt — 0.0%

Telecom Egypt	129,194	108

Finland — 0.7%

Elisa	3,695	180

Fortum	11,043	244

Huhtamaki	11,763	484

Kemira	35,518	523

Description	Shares	Value (000)

Kone, Cl B	8,052	$475

Metso	2,388	94

Neste	10,028	340

Nokia	137,153	681

Nokian Renkaat	107,575	3,359

Orion, Cl B	2,841	104

Rovio Entertainment (A)	13,879	113

Sampo, Cl A	57,685	2,722

Stora Enso, Cl R	14,197	167

Tikkurila	103,736	1,745

UPM-Kymmene	12,643	336

Valmet	15,399	384

Wartsila, Cl B	38,635	560

		12,511

France — 6.9%

Accor	4,074	175

Aeroports de Paris	736	130

Air France-KLM*	16,165	155

Air Liquide	128,878	18,034

Airbus Group	26,024	3,689

Alstom*	3,859	179

Alten	6,361	763

Amundi (A)	1,653	115

Arkema	1,816	169

Atos	2,415	202

AXA	83,579	2,195

Bigben Interactive	13,371	181

BioMerieux	965	80

BNP Paribas	51,991	2,468

Bollore	22,028	97

Bouygues	5,636	209

Bureau Veritas	7,497	185

Capital Gemini	3,774	469

Carrefour	14,941	288

Casino Guichard Perrachon	1,370	47

Cie de Saint-Gobain	11,684	455

Cie Generale des Etablissements Michelin SCA	4,062	515

CNP Assurances	4,404	100

Coface*	35,479	358

Covivio‡	1,216	127

Credit Agricole	27,151	326

Criteo ADR*	5,700	98

Danone	74,058	6,273

Dassault Aviation	62	89

Dassault Systemes	14,515	2,316

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Edenred	37,906	$1,933

Eiffage	1,750	173

Electricite de France	14,159	178

Elis*	58,444	1,060

Engie	280,401	4,254

EssilorLuxottica	49,347	6,439

Eurazeo	912	64

Eurofins Scientific	2,717	1,202

Eutelsat Communications	4,495	84

Faurecia	1,901	88

Gaztransport Et Technigaz	10,769	1,079

Gecina‡	1,179	177

Getlink	55,840	895

Hermes International	1,916	1,382

ICADE‡	705	65

Iliad	670	75

Imerys	3,024	160

Ingenico Group	8,302	734

Interparfums	90	4

Ipsen	996	136

JCDecaux	15,804	479

Kaufman & Broad	88	3

Kering	1,808	1,069

Klepierre‡	4,518	151

Korian	18,112	689

LafargeHolcim	69	3

Lagardere	73,525	1,914

Legrand	75,122	5,493

L’Oreal	19,968	5,688

LVMH Moet Hennessy Louis Vuitton	26,739	11,381

Mersen	4,332	166

Metropole Television	10,913	207

Natixis	23,654	95

Neopost	8,266	177

Orange	47,543	750

Pernod Ricard	42,523	7,836

Peugeot	13,932	343

Publicis Groupe	5,340	282

Remy Cointreau	502	72

Renault	4,837	304

Rexel	40,233	511

Safran	7,812	1,145

Sanofi	26,842	2,317

Sartorius Stedim Biotech	627	99

Schneider Electric	120,244	10,906

SCOR	4,101	180

SEB	623	112

Description	Shares	Value (000)

Seche Environnement	1,348	$54

SES, Cl A	9,380	147

Societe BIC	760	58

Societe Generale	18,236	461

Sodexo	2,088	244

SOITEC*	3,071	336

Somfy	662	64

STMicroelectronics	17,206	305

Suez	8,607	124

TechnipFMC	7,463	192

Teleperformance	4,366	875

Thales	8,984	1,110

TOTAL	210,169	11,777

Ubisoft Entertainment*	1,844	144

Valeo	6,268	204

Veolia Environnement	12,329	300

Vicat	3,699	184

Vilmorin & Cie	2,162	124

Vinci	12,141	1,243

Vivendi	21,763	599

Wendel	695	94

Worldline* (A)	1,914	139

		131,819

Germany — 5.5%

1&1 Drillisch	1,354	45

adidas	10,612	3,275

Allianz	10,149	2,447

alstria office‡	17,416	282

Amadeus Fire	1,800	245

Aroundtown	19,944	164

AURELIUS Equity Opportunities & KGaA	2,934	139

Axel Springer	15,232	1,073

BASF	92,610	6,731

Bauer	8,026	221

Bayer	113,819	7,886

Bayerische Motoren Werke	89,535	6,627

Beiersdorf	64,830	7,781

Brenntag	24,665	1,215

Carl Zeiss Meditec	1,022	101

CECONOMY*	44,754	274

Commerzbank	25,737	185

CompuGroup Medical	20,197	1,630

Continental	2,609	380

Covestro	4,087	208

CTS Eventim & KGaA	10,609	494

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Daimler	21,710	$1,208

Delivery Hero* (A)	2,862	130

Dermapharm Holding	3,957	136

Deutsche Bank	46,499	358

Deutsche Boerse	20,963	2,966

Deutsche Lufthansa	5,900	101

Deutsche Post	23,571	775

Deutsche Telekom	138,476	2,396

Deutsche Wohnen	8,460	310

Deutz	25,751	251

DIC Asset	8,302	96

E.ON	52,384	570

Eckert & Ziegler Strahlen- und Medizintechnik	2,742	323

Encavis	27,928	218

Evonik Industries	4,334	126

Evotec*	45,233	1,264

Fielmann	2,144	156

Fraport Frankfurt Airport Services Worldwide	954	82

Fresenius & KGaA	9,921	538

Fresenius Medical Care & KGaA	29,501	2,316

GEA Group	10,384	295

Gerresheimer	9,335	687

Hamburger Hafen und Logistik	4,931	130

Hannover Rueck	3,853	623

HeidelbergCement	3,752	304

HelloFresh*	52,129	495

Henkel & KGaA	27,808	2,553

Hochtief	489	60

HUGO BOSS	1,556	104

Infineon Technologies	27,025	478

Innogy (A)	2,688	127

Innogy	1,008	43

Isra Vision	7,435	331

IVU Traffic Technologies	5,518	57

KION Group	1,675	106

Knorr-Bremse	1,228	137

LANXESS	2,296	136

Linde	17,482	3,512

Merck KGaA	37,026	3,872

METRO	4,134	76

MTU Aero Engines	9,620	2,292

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,566	895

mutares	10,154	123

Nemetschek	3,480	210

Description	Shares	Value (000)

Nexus	1,524	$58

ProSiebenSat.1 Media	98,471	1,547

Puma	1,928	129

QIAGEN*	69,073	2,804

RWE	12,960	319

SAP	134,221	18,430

Siemens	18,289	2,175

Siemens Healthineers (A)	3,599	152

Siltronic	7,068	516

Software	17,266	592

Stabilus	12,178	565

Stroeer & KGaA	2,569	193

Symrise, Cl A	6,810	655

TAG Immobilien*	13,489	312

Telefonica Deutschland Holding	22,709	63

ThyssenKrupp	10,582	154

TUI	30,143	295

Uniper	5,228	158

United Internet	3,313	109

Volkswagen	862	148

Vonovia	11,715	560

Wirecard	2,790	470

Zalando* (A)	3,190	142

zooplus*	731	100

		104,015

Greece — 0.4%

Aegean Airlines	27,543	255

Eurobank Ergasias*	2,938,921	2,891

Fourlis Holdings*	79,103	464

Hellenic Petroleum	8,507	89

JUMBO	76,833	1,485

Motor Oil Hellas Corinth Refineries	58,239	1,491

		6,675

Hong Kong — 6.1%

Agile Group Holdings	132,000	177

Agricultural Bank of China, Cl H	5,177,000	2,167

AIA Group	1,817,000	19,596

Ajisen China Holdings	636,000	259

ASM Pacific Technology	7,700	79

BAIC Motor, Cl H (A)	571,739	359

Bank of China, Cl H	5,105,000	2,157

Bank of East Asia	30,013	84

Beijing North Star, Cl H	45,571	17

BOC Hong Kong Holdings	87,500	344

Brightoil Petroleum Holdings*	155,000	7

Cafe de Coral Holdings	104,000	310

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Champion‡	772,000	$643

Chanjet Information Technology, Cl H	800	1

China Aoyuan Group	76,199	107

China Construction Bank, Cl H	5,418,000	4,668

China Meidong Auto Holdings	42,000	29

China Mengniu Dairy	285,000	1,104

China Mobile	849,000	7,733

China Overseas Grand Oceans Group	93,000	41

China Pacific Insurance Group, Cl H	553,000	2,163

China Petroleum & Chemical, Cl H	118,000	80

China Resources Cement Holdings	404,000	391

China Unicom Hong Kong	1,718,000	1,885

China Vanke, Cl H	441,300	1,654

CITIC	383,000	552

CITIC Telecom International Holdings	895,000	355

CK Asset Holdings	61,638	483

CK Hutchison Holdings	235,384	2,320

CK Infrastructure Holdings	16,500	135

CLP Holdings	136,000	1,500

CNOOC	2,668,000	4,564

Convoy Global Holdings*	402,000	2

Dah Sing Banking Group	38,000	69

Dongfang Electric, Cl H	77,800	51

Dynam Japan Holdings	96,200	128

ENN Energy Holdings	203,200	1,977

Esprit Holdings*	1,861,777	355

Fairwood Holdings	27,000	93

First Pacific	532,000	216

Galaxy Entertainment Group*	51,000	343

Goodbaby International Holdings*	326,000	74

Great Eagle Holdings	34,000	145

Guangnan Holdings	210,000	25

Haier Electronics Group	785,416	2,172

Hang Lung Group	70,000	194

Hang Lung Properties	50,000	119

Hang Seng Bank	18,200	453

Henderson Land Development	37,708	208

Hisense Home Appliances Group, Cl A	58,000	70

HK Electric Investments & HK Electric Investments	67,158	69

HKBN	59,000	106

HKR International	108,800	55

HKT Trust	88,740	141

Hong Kong & China Gas	241,228	535

Description	Shares	Value (000)

Hong Kong Exchanges and Clearing	28,372	$1,002

Hongkong & Shanghai Hotels	254,249	331

HSBC Holdings	876,052	7,266

Hysan Development	17,000	88

IGG	668,000	745

Industrial & Commercial Bank of China, Cl H	4,808,000	3,508

IRC*	2,784,000	78

K Wah International Holdings	364,000	212

Kaisa Group Holdings	72,275	36

Kaisa Property Holdings	36,750	60

Kerry Properties	14,000	59

Kingboard Holdings	282,500	787

Lenovo Group	322,000	249

Li & Fung	662,000	115

Li Ning	621,291	1,465

Link‡	50,000	614

L’Occitane International	136,135	269

Logan Property Holdings	726,000	1,174

Longfor Group Holdings	192,000	724

Lonking Holdings	320,000	85

Melco Resorts & Entertainment ADR	4,773	104

Metallurgical Corp of China, Cl H	62,000	17

MGM China Holdings	32,400	55

MTR	36,377	245

New China Life Insurance, Cl H	115,900	564

New World Development	177,459	278

Nissin Foods	153,000	110

NWS Holdings	42,252	87

PCCW	114,136	66

Ping An Insurance Group of China, Cl H	801,000	9,617

Poly Property Group	111,374	41

Polytec Asset Holdings	415,000	53

Power Assets Holdings	32,500	234

Sands China	61,200	293

Scud Group*	252,000	10

Shangri-La Asia	34,000	43

Shenzhou International Group Holdings	195,000	2,682

Shui On Land	287,500	67

Sino Land	70,614	118

Sinotruk Hong Kong	611,126	1,058

SJM Holdings	44,000	50

SmarTone Telecommunications Holdings	66,447	63

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Stella International Holdings	604,948	$1,022

Sun Hung Kai Properties	37,893	643

Swire Pacific, Cl A	13,000	160

Swire Properties	28,600	116

Techtronic Industries	32,500	249

Television Broadcasts	142,200	238

Tencent Holdings	206,300	9,312

Time Interconnect Technology	872,000	70

Times China Holdings	270,000	541

Tingyi Cayman Islands Holding	649,014	1,083

Town Health International Medical Group	154,000	7

Vitasoy International Holdings	18,000	87

Want Want China Holdings	1,602,996	1,303

Weichai Power, Cl H	765,000	1,292

WH Group (A)	224,601	228

Wharf Holdings	34,000	90

Wharf Real Estate Investment	31,000	218

Wheelock	18,000	129

Wynn Macau	38,000	85

Xinyi Glass Holdings	1,328,000	1,394

Yue Yuen Industrial Holdings	19,500	53

		116,606

Hungary — 0.1%

OTP Bank Nyrt	38,899	1,547

India — 3.1%

Asian Paints	69,437	1,366

Axis Bank	160,693	1,882

Bajaj Finance	52,624	2,806

Bharti Airtel	176,219	885

Birlasoft	17,457	22

Britannia Industries	30,534	1,214

GAIL India	108,730	491

HCL Technologies	1,782	27

HDFC Bank	75,306	2,666

HDFC Bank ADR	5,188	675

HDFC Life Insurance (A)	232,268	1,561

Hinduja Global Solutions	1,577	15

Hindustan Petroleum	94,286	396

Hindustan Unilever	48,597	1,259

Housing Development Finance	204,027	6,479

IndusInd Bank	99,135	2,026

Infosys	276,815	2,936

Infosys ADR	527,844	5,649

KPIT Technologies	94,303	132

Manappuram Finance	72,933	146

Description	Shares	Value (000)

Maruti Suzuki India	12,372	$1,171

Mindtree	20,694	278

Motherson Sumi Systems	620,962	1,097

Mphasis	21,511	313

MRF	2,216	1,817

Muthoot Finance*	67,476	630

NIIT Technologies*	39,734	774

Oil & Natural Gas	120,753	293

Petronet LNG	464,261	1,649

Shriram Transport Finance	26,365	413

State Bank of India GDR*	43,740	2,215

Tata Consultancy Services	267,818	8,642

UPL	170,347	2,314

Vodafone Idea*	6,303,373	1,109

Wipro	551,567	2,241

WNS Holdings ADR*	2,386	141

Yes Bank	269,687	425

		58,155

Indonesia — 0.6%

Adaro Energy	1,540,100	148

Bank Negara Indonesia Persero	3,227,300	2,102

Bank Pembangunan Daerah Jawa Timur	467,000	21

Bank Rakyat Indonesia Persero	11,097,400	3,425

Media Nusantara Citra	6,123,743	451

Mitra Pinasthika Mustika	462,700	28

Modernland Realty*	376,496	7

Perusahaan Gas Negara	1,639,600	245

Ramayana Lestari Sentosa	470,800	47

Telekomunikasi Indonesia Persero	9,827,400	2,880

Unilever Indonesia	508,400	1,619

United Tractors	117,100	234

		11,207

Ireland — 0.6%

AIB Group	22,258	91

Bank of Ireland Group	150,163	785

C&C Group	55,719	248

CRH	222,048	7,243

Fly Leasing ADR*	24,000	418

Irish Continental Group	86,661	430

Irish Residential Properties‡	64,509	124

Paddy Power Betfair	5,723	430

Ryanair Holdings ADR*	24,229	1,554

Smurfit Kappa Group	5,523	167

		11,490

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Israel — 0.5%

Africa Israel Properties*	3,545	$114

Alony Hetz Properties & Investments	31,506	409

Azrieli Group	1,261	85

Bank Hapoalim*	28,849	214

Bank Leumi Le-Israel	38,010	274

Check Point Software Technologies*	35,258	4,075

Delek Group	2,199	378

Elbit Systems	542	81

Harel Insurance Investments & Financial Services	17,726	133

Israel*	1,969	478

Israel Chemicals	16,537	87

Israel Discount Bank, Cl A	287,746	1,176

Isras Investment	368	58

Jerusalem Economy*	119,367	457

Melisron	4,004	216

Mizrahi Tefahot Bank*	3,633	84

Naphtha Israel Petroleum	39,166	256

NICE-Systems*	1,575	215

Shikun & Binui	99,394	290

Teva Pharmaceutical Industries*	9,198	85

Teva Pharmaceutical Industries ADR*	18,353	170

		9,335

Italy — 1.6%

A2A	320,230	556

ACEA	25,756	490

Amplifon	10,758	252

Ascopiave	17,015	73

Assicurazioni Generali	26,038	490

ASTM	13,253	428

Atlantia	11,378	296

Avio	6,633	110

Azimut Holding	52,377	1,008

Banca Carige*	2,052,741	1

Banca Farmafactoring (A)	25,783	144

Banca Generali	40,458	1,165

CNH Industrial	188,674	1,935

Davide Campari-Milano	67,985	666

doValue (A)	7,131	95

Enel	194,218	1,356

Eni	257,523	4,276

ERG	20,522	420

Eurotech*	72,370	400

Description	Shares	Value (000)

EXOR	2,815	$197

Ferrari	2,901	471

Fiat Chrysler Automobiles	25,725	359

FinecoBank Banca Fineco	13,142	147

Hera	157,160	601

Immobiliare Grande Distribuzione SIIQ‡	36,786	243

Intesa Sanpaolo	1,816,885	3,887

Iren	488,850	1,271

Italgas	223,136	1,499

Leonardo-Finmeccanica	9,707	123

Maire Tecnimont	56,029	181

Mediobanca Banca di Credito Finanziario	15,321	158

Moncler	3,964	169

Pirelli & C (A)	11,293	67

Poste Italiane (A)	13,080	138

Prysmian	5,988	124

Recordati	2,419	101

Reply	2,024	138

Saipem*	243,886	1,213

Snam	207,412	1,031

Societa Cattolica di Assicurazioni SC	49,643	444

Societa Iniziative Autostradali e Servizi	22,243	413

Telecom Italia*	211,567	115

Telecom Italia RSP	152,166	79

Tenaris	11,316	148

Terna Rete Elettrica Nazionale	33,131	211

Tinexta Spa	24,243	363

UniCredit	122,238	1,504

Unieuro (A)	6,320	101

Unipol Gruppo	126,033	614

		30,271

Japan — 14.3%

77 Bank	35,800	526

A&D	19,100	140

ABC-Mart	2,700	176

Acom	7,800	28

Adastria	18,000	385

ADEKA	4,300	63

Advantest	5,100	140

Aeon	14,900	256

Aeon Delight	2,700	80

AEON Financial Service	19,500	313

AEON Investment‡	456	584

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Aeon Mall	2,100	$32

AGC	4,400	152

Air Water	3,300	56

Aisin Seiki	4,100	141

Ajinomoto	9,800	170

Akatsuki	2,400	129

Alfresa Holdings	27,500	678

Alps Alpine	5,300	89

Altech	14,300	218

Amada Holdings	9,400	106

ANA Holdings	2,700	90

Anest Iwata	6,200	55

Aozora Bank	2,800	67

Arata	2,200	75

Arcs	17,900	356

Asahi	7,900	89

Asahi Group Holdings	13,800	620

Asahi Intecc	4,600	113

Asahi Kasei	29,900	319

Asics	18,000	195

Astellas Pharma	55,600	792

Ateam	5,300	56

Atled	3,100	55

Avex	16,000	203

Awa Bank	4,100	98

Azbil	10,800	264

Bank of Kyoto	3,400	131

Bank of Nagoya	1,800	57

Bank of Okinawa	1,700	52

Bank of the Ryukyus	5,600	60

BayCurrent Consulting	1,800	69

Bell System24 Holdings	6,500	90

Benesse Holdings	1,500	35

B-Lot*	2,900	62

Bridgestone	30,600	1,204

Brother Industries	5,800	109

Bunka Shutter	37,900	287

CAC Holdings	19,100	266

Calbee	2,100	57

Canon	173,200	5,054

Capcom	26,600	533

Career Design Center	3,800	55

Casio Computer	32,800	407

Central Glass	2,500	55

Central Japan Railway	3,440	689

Chiba Bank	81,200	396

Chiba Kogyo Bank	21,100	52

Description	Shares	Value (000)

Chubu Electric Power	15,200	$213

Chugai Pharmaceutical	5,300	346

Chugoku Bank	13,100	115

Chugoku Electric Power	7,100	89

Coca-Cola Bottlers Japan Holdings	3,400	86

Computer Engineering & Consulting	7,600	167

Computer Institute of Japan	9,400	88

Concordia Financial Group	124,400	463

Cosmo Energy Holdings	4,500	101

Credit Saison	23,300	273

Creo	4,900	90

Cube System	7,300	53

CyberAgent	2,600	94

Cybozu	15,800	178

Dai Nippon Printing	5,800	124

Daicel	18,500	164

Daido Metal	37,600	231

Daifuku	7,700	432

Daihen	1,900	54

Daiho	5,200	130

Dai-ichi Life Holdings	96,600	1,456

Daiichi Sankyo	13,500	706

Daikin Industries	48,700	6,353

Daito Pharmaceutical	4,200	129

Daito Trust Construction	1,800	229

Daiwa House Industry	23,600	688

Daiwa House Investment, Cl A‡	39	94

Daiwa Office Investment‡	199	1,427

Daiwa Securities Group	35,800	157

DCM Holdings	20,000	196

Denso	200,300	8,420

Dentsu	5,400	188

Digital Garage*	5,800	183

Dip	8,300	139

Disco	600	98

Doutor Nichires Holdings	5,600	106

Duskin	22,800	599

East Japan Railway	18,100	1,692

Ebara Jitsugyo	2,900	53

Eiken Chemical	4,300	68

Eisai	6,020	340

Elecom	6,300	213

Electric Power Development	3,900	89

FamilyMart	6,400	153

FANUC	17,280	3,193

Fast Retailing	1,400	846

Feed One	90,000	155

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Ferrotec Holdings	17,700	$139

FJ Next	10,300	99

Foster Electric	4,600	66

France Bed Holdings	5,900	53

F-Tech	8,100	56

Fudo Tetra	13,300	161

Fuji Electric	3,100	107

Fuji Heavy Industries	20,000	486

Fuji Media Holdings	55,000	766

Fuji Oil	43,600	106

Fuji Soft	4,600	202

FUJIFILM Holdings	19,800	1,003

Fujita Kanko	3,300	83

Fujitsu	4,700	327

Fukui Computer Holdings	4,600	106

Fukuoka Financial Group	58,100	1,060

Furukawa	9,600	124

Furuno Electric	18,800	176

Furyu	15,300	161

Future	10,200	201

Fuyo General Lease	4,500	256

GLOBERIDE	4,300	133

Glory	13,600	359

GMO Cloud	1,900	53

GMO Payment Gateway	1,000	69

Goldcrest	12,100	213

Gree	44,900	209

Gunma Bank	26,400	92

Hachijuni Bank	66,100	269

Hakuhodo DY Holdings	5,400	91

Hamamatsu Photonics	3,300	128

Hankyu Hanshin Holdings	5,700	204

Heiwado	5,100	90

Hiday Hidaka	3,500	67

Hikari Tsushin	500	109

Hino Motors	5,100	43

Hioki EE	1,600	52

Hirose Electric	10,280	1,146

Hiroshima Bank	21,100	102

Hisamitsu Pharmaceutical	1,400	55

Hitachi	169,200	6,197

Hitachi Chemical*	2,500	68

Hitachi Construction Machinery	2,400	62

Hitachi High-Technologies	7,500	385

Hitachi Metals	5,300	60

Hokkaido Electric Power	61,300	343

Hokuetsu	35,700	193

Description	Shares	Value (000)

Hokuetsu Industries	4,800	$54

Hokuhoku Financial Group	20,300	211

Hokuriku Electric Power*	12,700	92

Hokuto	16,300	275

Honda Motor	264,500	6,832

Hoshizaki Electric	5,300	394

Hoya	151,300	11,582

Hulic	6,800	55

Hyakujushi Bank	2,500	50

Idemitsu Kosan	4,222	127

IHI	3,500	84

Iida Group Holdings	3,300	53

Iino Kaiun Kaisha	28,300	94

I’ll	4,700	66

i-mobile*	6,800	49

Impact HD	1,700	65

Industrial & Infrastructure Fund Investment‡	110	137

Inpex	107,800	972

Internet Initiative Japan	13,100	245

Isetan Mitsukoshi Holdings	50,500	408

Ishihara Sangyo Kaisha	36,300	424

Isuzu Motors	14,300	163

ITOCHU	48,800	933

Itochu Enex	9,400	75

Itochu Techno-Solutions	8,300	213

Iwatani	9,400	326

Iyo Bank	16,600	84

J Front Retailing	5,200	60

Jaccs	10,100	201

Jafco*	2,700	99

Japan‡	31	189

Japan Airlines	2,700	86

Japan Airport Terminal	1,000	43

Japan Cash Machine	8,900	91

Japan Exchange Group	23,400	372

Japan Petroleum Exploration	10,200	236

Japan Post Bank	9,300	94

Japan Post Holdings	120,000	1,358

Japan Prime‡	18	78

Japan Retail Fund Investment‡	65	131

Japan Securities Finance	38,500	196

Japan Tobacco	206,000	4,546

JDC	11,700	58

JFE Holdings	12,500	183

JGC	5,800	80

JSR	4,400	69

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

JTEKT	4,600	$56

Juki	6,300	58

Juroku Bank	9,300	189

JX Holdings	76,300	378

Kadokawa	10,500	142

Kajima	11,100	152

Kakaku.com	3,600	69

Kaken Pharmaceutical	2,200	103

Kamigumi	6,600	156

Kanamoto	7,900	204

Kandenko	57,400	479

Kaneka	1,000	38

Kanematsu	14,500	161

Kansai Electric Power	32,700	375

Kansai Paint	4,500	94

Kao	28,500	2,170

Kato Works	6,800	127

Kawai Musical Instruments Manufacturing	2,600	76

Kawasaki Heavy Industries	3,200	75

KDDI	72,000	1,832

Keihan Holdings	2,600	113

Keihin	9,200	132

Keikyu	6,000	103

Keio	2,500	164

Keisei Electric Railway	3,400	124

Keiyo Bank	9,200	54

Kewpie	14,200	314

Keyence	2,300	1,411

Kikkoman	3,400	148

Kintetsu Group Holdings	4,000	191

Kirin Holdings	89,600	1,931

Kiyo Bank	3,900	50

Kobayashi Pharmaceutical	1,300	93

Kobe Steel	7,500	49

Koito Manufacturing	7,500	400

Kojima	60,400	266

Komatsu	146,900	3,542

Komeri	8,900	182

Konami Holdings	2,400	112

Konica Minolta	12,000	117

Kose	2,000	335

Kourakuen Holdings	9,800	252

K’s Holdings	23,100	218

Kubota	495,000	8,231

Kumiai Chemical Industry	34,300	248

Kuraray	8,700	104

Description	Shares	Value (000)

Kureha	3,700	$252

Kurita Water Industries	2,300	57

Kyocera	99,200	6,473

Kyokuyo	5,500	146

KYORIN Holdings	8,700	154

Kyosan Electric Manufacturing	28,000	97

Kyowa Hakko Kirin	6,100	110

Kyushu Electric Power	10,200	100

Kyushu Financial Group	16,900	67

Kyushu Railway	6,800	198

Lawson	2,400	115

Life	4,200	84

LINE*	1,500	42

Lion	13,600	253

LIXIL Group	29,300	463

M3*	9,900	181

Mabuchi Motor	2,800	96

Maeda	56,700	453

Makita	11,100	377

Mamezou Holdings	6,700	79

Mandom	11,700	283

Marubeni	35,500	235

Maruha Nichiro	9,000	264

Marui Group	19,600	399

Maruichi Steel Tube	1,200	33

Matsumotokiyoshi Holdings	6,500	190

Max	4,600	67

Mazda Motor	13,300	139

McDonald’s Holdings Japan	1,500	66

Mebuki Financial Group	144,100	376

Medipal Holdings	15,000	331

Megmilk Snow Brand	2,000	44

Meidensha	7,900	123

MEIJI Holdings	5,400	386

Meiko Network Japan	6,000	53

Meitec	3,800	195

Menicon	7,500	247

Mercari*	1,900	50

Micronics Japan	10,500	93

Minebea	9,600	163

Miroku Jyoho Service	1,700	53

MISUMI Group	7,000	175

Mitsubishi	60,360	1,591

Mitsubishi Chemical Holdings	28,800	201

Mitsubishi Electric	43,400	571

Mitsubishi Estate	84,000	1,561

Mitsubishi Gas Chemical	4,200	56

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Mitsubishi Heavy Industries	7,600	$331

Mitsubishi Logisnext	6,100	65

Mitsubishi Logistics	7,300	200

Mitsubishi Materials	2,500	71

Mitsubishi Motors	16,000	77

Mitsubishi Shokuhin	6,100	160

Mitsubishi Tanabe Pharma	5,100	57

Mitsubishi UFJ Financial Group	330,300	1,568

Mitsubishi UFJ Lease & Finance	8,100	43

Mitsuboshi Belting	3,000	53

Mitsui	39,400	641

Mitsui Chemicals	4,400	109

Mitsui Fudosan	21,200	514

Mitsui Matsushima Holdings	6,300	78

Mitsui OSK Lines	2,500	60

Mitsui-Soko Holdings	16,100	232

Miyaji Engineering Group	5,500	89

Mizuho Financial Group	954,700	1,382

Mizuno	6,600	149

Modec	6,000	169

Monogatari	1,300	104

MonotaRO	2,800	68

Morinaga	3,100	151

MS&AD Insurance Group Holdings	40,700	1,291

Murata Manufacturing	13,700	615

Nabtesco	2,800	78

Nagase	25,500	382

Nagoya Railroad	4,500	124

Namco Bandai Holdings	28,500	1,383

Nanto Bank	14,100	306

NEC	22,500	885

NET One Systems	21,500	591

Nexon*	16,600	240

NGK Insulators	6,500	95

NGK Spark Plug	4,300	81

NH Foods	2,300	98

Nichicon	11,600	94

NichiiGakkan	8,400	122

Nidec	5,300	724

Nihon Chouzai	1,700	53

Nihon Kohden	122,400	3,313

Nihon Nohyaku	22,500	87

Nihon Unisys	8,100	272

Nikkiso	21,500	286

Nikkon Holdings	13,900	319

Nikon	7,400	105

Nintendo	2,700	990

Description	Shares	Value (000)

Nippon Building Fund‡	32	$219

Nippon Carbon	5,800	222

Nippon Electric Glass	18,100	458

Nippon Express	1,800	96

Nippon Kanzai	6,800	115

Nippon Paint Holdings	3,700	143

Nippon Parking Development	70,700	111

Nippon Prologis‡	48	111

Nippon Sheet Glass	65,100	443

Nippon Shokubai	1,200	79

Nippon Soda	2,300	58

Nippon Steel	19,100	327

Nippon Suisan Kaisha	28,300	175

Nippon Telegraph & Telephone	53,000	2,467

Nippon Television Holdings	56,120	831

Nippon Thompson	61,800	278

Nippon Yusen	3,700	59

Nishimatsu Construction	29,600	570

Nishi-Nippon Financial Holdings	42,300	304

Nishio Rent All	2,100	59

Nissan Chemical	10,100	455

Nissan Motor	55,100	394

Nisshin Seifun Group	5,000	114

Nissin Electric	25,200	275

Nissin Foods Holdings	1,700	109

Nissin Kogyo	9,700	133

Nisso	13,400	184

Nitori Holdings	1,900	252

Nitta	1,900	54

Nittetsu Mining	3,600	156

Nitto Denko	64,600	3,187

Nitto Kogyo	8,500	162

Nomura	25,200	314

Nomura Holdings	196,800	692

Nomura Real Estate Holdings	19,400	417

Nomura Real Estate Master Fund‡	97	149

Nomura Research Institute	15,900	255

Noritake	3,100	130

North Pacific Bank	34,800	83

NS Solutions	8,300	263

NS United Kaiun Kaisha*	5,600	115

NSD	14,900	430

NSK	8,200	73

NTT Data	93,200	1,241

NTT DOCOMO	50,100	1,168

NuFlare Technology	2,100	129

Obayashi	84,800	836

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Obic	4,060	$459

OBIC Business Consultants	3,100	140

Odakyu Electric Railway	6,900	169

Oji Holdings	22,600	130

Okamura	5,600	56

Oki Electric Industry	17,600	220

Olympus	514,000	5,702

Omron	109,000	5,682

One‡	176	469

Ono Pharmaceutical	8,900	159

Onward Holdings	44,600	246

Oracle Japan	2,400	175

Organo	1,700	57

Oriental Land	4,800	593

ORIX	31,500	469

Osaka Gas	8,800	153

Osaki Electric	8,700	56

OSJB Holdings	48,600	120

Otsuka	6,000	241

Otsuka Holdings	24,800	808

Oyo	11,000	111

Pan Pacific International Holdings	2,400	152

Panasonic	52,400	436

Paramount Bed Holdings	1,400	53

Park24	2,500	58

Pasona Group	4,700	66

PCA	1,800	60

PeptiDream*	2,400	123

Persol Holdings	17,800	418

Pigeon	3,100	125

Pola Orbis Holdings	2,000	56

Pressance	15,700	215

Prima Meat Packers	5,600	107

Proto	16,800	158

Raito Kogyo	4,100	52

Rakuten*	20,300	241

Recruit Holdings	28,300	944

Relia	29,900	350

Renesas Electronics*	106,000	526

Resona Holdings	310,740	1,293

Ricoh	14,600	146

Ricoh Leasing	1,800	55

Rinnai	3,400	216

Riso Kyoiku	73,500	307

Rohm	5,200	349

Roland DG	4,500	101

Description	Shares	Value (000)

Ryohin Keikaku	1,300	$235

Ryoyo Electro	4,000	66

S Foods	6,600	224

Saizeriya	18,500	401

SAMTY	9,600	146

San-In Godo Bank	8,300	53

Sanki Engineering	27,500	318

Sankyo	1,300	47

Santen Pharmaceutical	8,500	141

Sato Holdings	4,100	104

Sawai Pharmaceutical	2,700	146

SBI Holdings	6,000	148

Scala	8,700	73

SCSK	10,900	536

Secom	10,600	911

Sega Sammy Holdings	34,000	413

Seibu Holdings	5,400	90

Seiko Epson	6,500	103

Seiko Holdings	9,000	183

Sekisui Chemical	28,800	432

Sekisui House	14,700	242

Sekisui House‡	1,383	1,034

Senko	17,900	141

Seven & i Holdings	48,900	1,654

Seven Bank	16,800	44

SG Holdings	3,700	105

Sharp	5,400	59

Shibaura Mechatronics	2,300	58

Shiga Bank	6,200	144

Shimadzu	10,000	245

Shimamura	700	52

Shimano	2,800	416

Shimizu	59,600	495

Shin Nippon Biomedical Laboratories	35,200	228

Shin-Etsu Chemical	28,600	2,662

Shinsei Bank	37,300	579

Shionogi	6,360	366

Shiseido	9,500	716

Shizuoka Bank	92,600	682

SHO-BOND Holdings	4,000	141

Showa	9,900	133

Showa Denko	3,400	100

Sinko Industries	3,800	55

SK-Electronics	7,200	140

SKY Perfect JSAT Holdings	69,600	271

SMC	1,600	596

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Sodick	10,700	$92

Softbank	39,800	517

SoftBank Group	39,400	1,887

Softbrain	12,200	54

Sohgo Security Services	6,200	286

Sompo Holdings	29,200	1,127

Sony	37,800	1,981

Sony Financial Holdings	12,200	293

Stanley Electric	3,500	86

Starts	2,600	61

Sugi Holdings	2,300	109

SUMCO	6,600	78

Sumitomo	28,200	427

Sumitomo Chemical	38,800	180

Sumitomo Dainippon Pharma	3,900	74

Sumitomo Densetsu	8,900	141

Sumitomo Electric Industries	33,500	440

Sumitomo Heavy Industries	3,100	107

Sumitomo Metal Mining	8,700	260

Sumitomo Mitsui Construction	19,200	106

Sumitomo Mitsui Financial Group	69,400	2,449

Sumitomo Mitsui Trust Holdings	14,800	536

Sumitomo Realty & Development	7,900	282

Sumitomo Rubber Industries	4,300	50

Sumitomo Warehouse	4,200	54

Sundrug	5,500	149

Suntory Beverage & Food	8,200	356

Sushiro Global Holdings	6,300	376

Suzuken	1,500	88

Suzuki Motor	8,700	409

SWCC Showa Holdings	11,400	87

Sysmex	3,820	249

System Research	2,000	65

Systena	33,600	550

T&D Holdings	28,700	311

Tadano	13,900	145

Taiheiyo Cement	9,700	293

Taiko Pharmaceutical	4,000	74

Taisei	4,500	163

Taisho Pharmaceutical Holdings	900	69

Taiyo Nippon Sanso	2,900	62

Takara Standard	6,800	108

Takasago Thermal Engineering	6,900	114

Takashimaya	21,800	239

Takeda Pharmaceutical	40,524	1,436

Takeei	13,800	116

Description	Shares	Value (000)

Takuma	20,500	$255

Tama Home	27,500	274

Tamron	19,700	403

Tanseisha	4,900	57

Tatsuta Electric Wire and Cable	13,000	58

TDK	7,400	572

TechMatrix	22,000	413

TechnoPro Holdings	3,200	170

Teijin	4,000	68

Terumo	224,700	6,690

THK	3,400	81

TIS	17,000	866

Toa	35,700	538

Tobu Railway	4,500	131

Toei Animation	1,700	79

Toho	6,100	259

Toho Gas	1,900	70

Toho Holdings	15,700	352

Tohoku Electric Power	28,600	289

Tokai	2,500	53

Tokio Marine Holdings	33,400	1,673

Tokyo Century	900	38

Tokyo Dome	47,000	444

Tokyo Electric Power Holdings*	38,900	203

Tokyo Electron	4,400	618

Tokyo Electron Device	3,100	54

Tokyo Gas	17,800	419

Tokyo Ohka Kogyo	2,600	81

Tokyu	11,800	209

Tokyu‡	71	123

Tokyu Construction	22,000	149

Tokyu Fudosan Holdings	14,700	81

TOMONY Holdings	33,900	114

Tomy	22,700	264

Topcon	25,200	315

Toppan Forms	16,800	132

Toppan Printing	5,600	85

Topy Industries	3,100	73

Toray Industries	95,800	728

Torii Pharmaceutical	5,300	128

Torishima Pump Manufacturing	5,600	55

Toshiba	13,200	411

Tosoh	6,000	84

TOTO	3,100	122

Towa Pharmaceutical	12,200	310

Toyo Seikan Group Holdings	19,900	395

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Toyo Suisan Kaisha	19,200	$790

Toyoda Gosei	900	18

Toyota Industries	6,700	369

Toyota Motor	123,100	7,635

Toyota Tsusho	5,200	157

Transaction	13,900	117

Transcosmos*	4,300	96

Trend Micro*	2,900	129

Tsugami	33,400	286

Tsuruha Holdings	700	65

Ube Industries	20,300	421

Unicharm	9,200	277

UNITED	15,100	208

United Arrows	6,000	187

United Urban Investment‡	73	122

Ushio	25,200	324

USS	16,400	323

V Technology	1,700	78

ValueCommerce	11,500	263

Vital KSK Holdings	23,500	222

VT Holdings	30,800	120

Wacom	57,700	191

WATAMI	6,600	88

Welcia Holdings	1,100	45

West Holdings	9,600	97

West Japan Railway	20,800	1,682

Will Group	25,500	211

World Holdings	10,500	164

Yahoo Japan	66,600	195

Yakult Honsha	3,100	183

Yamada Denki*	26,800	119

Yamaguchi Financial Group	35,800	244

Yamaha	3,700	176

Yamaha Motor	6,900	123

Yamanashi Chuo Bank	4,800	52

Yamato Holdings	16,320	331

Yamazaki Baking	3,100	47

Yaskawa Electric	6,200	210

Yokogawa Electric	5,700	112

Yokohama Reito	14,600	135

Yokohama Rubber	2,700	50

Yossix	5,300	123

ZERIA Pharmaceutical	4,800	96

ZOZO	4,000	75

		271,241

Description	Shares	Value (000)

Kenya — 0.0%

East African Breweries	299,778	$584

Luxembourg — 0.1%

RTL Group	927	47

Ternium ADR	46,079	1,034

		1,081

Malaysia — 0.1%

Aeon M	120,400	49

AirAsia X*	136,400	7

Allianz Malaysia	6,200	21

Bermaz Auto	398,300	257

Hong Leong Bank	25,700	118

Hong Leong Industries	5,500	15

Insas	326,100	59

Kenanga Investment Bank	85,500	12

KSL Holdings*	551,500	104

Lion Industries*	217,100	28

Malaysia Airports Holdings	114,200	236

Malaysian Pacific Industries	17,267	39

Padini Holdings	207,100	181

Petron Malaysia Refining & Marketing	98,639	146

Shell Refining Federation of Malaya*	63,000	80

Supermax	100,400	41

Syarikat Takaful Malaysia Keluarga	24,000	40

Tropicana	47	—

Uchi Technologies	80,529	56

Unisem	490,487	292

		1,781

Mexico — 0.6%

Genomma Lab Internacional, Cl B*	1,782,235	1,618

Gentera	1,225,146	1,061

Grupo Aeroportuario del Pacifico, Cl B	212,249	2,210

Grupo Financiero Banorte, Cl O	321,100	1,866

Grupo Financiero Inbursa, Cl O	580,404	840

Grupo Lala, Cl B	648,355	795

Grupo Televisa ADR	48,770	412

Industrias Bachoco	75,859	317

Nemak (A)	987,217	463

Vitro	18,814	48

Wal-Mart de Mexico	578,299	1,578

		11,208

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Netherlands — 2.7%

ABN AMRO Bank	9,963	$213

Accell Group	2,608	72

Adyen* (A)	256	198

Aegon	46,959	234

Akzo Nobel	76,175	7,158

Amsterdam Commodities	2,462	52

ArcelorMittal	49,647	888

ASM International	15,865	1,033

ASML Holding	12,500	2,612

ASR Nederland	5,398	219

Basic-Fit* (A)	2,649	93

Boskalis Westminster	185,489	4,283

Coca-Cola European Partners	2,070	115

Euronext (A)	9,002	681

Flow Traders (A)	6,446	188

Fugro*	130,830	1,125

Heineken	25,016	2,792

Heineken Holding	2,724	286

ING Groep	396,159	4,593

Intertrust (A)	17,082	353

Koninklijke Ahold Delhaize	73,203	1,647

Koninklijke BAM Groep	49,424	220

Koninklijke DSM	4,314	533

Koninklijke KPN	357,547	1,098

Koninklijke Philips	48,891	2,123

Koninklijke Volkerwessels	11,650	234

Koninklijke Vopak	1,538	71

NN Group	7,310	295

Randstad	68,573	3,766

RELX	189,054	4,575

Royal Dutch Shell, Cl A	30,255	988

SBM Offshore	314,290	6,068

Sligro Food Group	2,027	75

Takeaway.com* (A)	1,061	99

Unibail-Rodamco-Westfield‡	2,605	390

Unilever	34,844	2,122

Van Lanschot Kempen	3,116	71

Wolters Kluwer	6,648	484

		52,047

New Zealand — 0.1%

a2 Milk*	18,245	180

Air New Zealand	50,897	91

Auckland International Airport	20,944	139

Fisher & Paykel Healthcare	13,377	139

Fletcher Building	23,733	77

Description	Shares	Value (000)

Kiwi Property Group‡	2,365	$3

Meridian Energy	32,722	104

NZX	78,474	59

Oceania Healthcare	209,405	146

Ryman Healthcare	8,710	69

SKY Network Television	154,015	122

Spark New Zealand	164,021	441

Trustpower	32,176	160

Vista Group International	20,539	83

		1,813

Norway — 1.0%

Adevinta, Cl A*	10,414	115

Adevinta, Cl B*	8,764	97

Aker BP	3,097	89

Bakkafrost P	24,380	1,361

DNB	49,490	920

Elkem (A)	42,025	118

Equinor	54,909	1,084

Gjensidige Forsikring	4,168	84

Grieg Seafood	10,974	152

Mowi	10,354	242

Norsk Hydro	32,182	115

Norway Royal Salmon	7	—

Orkla	17,888	159

Salmar	3,345	145

Schibsted, Cl A	10,414	287

Schibsted, Cl B	11,534	301

SpareBank 1 BV	17,631	79

Sparebank 1 Oestlandet	26,700	266

SpareBank 1 SR-Bank	50,945	621

Sparebanken More	1,457	54

Spectrum	11,807	92

Telenor	17,451	370

TGS NOPEC Geophysical	124,490	3,491

Yara International	169,245	8,211

		18,453

Peru — 0.2%

Cia de Minas Buenaventura ADR	31,867	531

Credicorp	12,296	2,815

		3,346

Philippines — 0.0%

First Gen	162,100	85

Lopez Holdings	1,139,100	92

Metro Retail Stores Group	612,000	30

SSI Group	279,000	19

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Wilcon Depot	735,436	$241

		467

Poland — 0.3%

Asseco Poland	12,648	181

CD Projekt	11,158	643

Cyfrowy Polsat	10,902	87

Enea*	60,238	151

Energa*	62,376	130

Eurocash	73,473	405

Grupa Lotos	60,862	1,381

Jastrzebska Spolka Weglowa	6,115	77

LPP	440	900

Polski Koncern Naftowy Orlen	64,848	1,563

Polskie Gornictwo Naftowe i Gazownictwo	207,680	295

Powszechna Kasa Oszczednosci Bank Polski	21,424	246

Powszechny Zaklad Ubezpieczen	20,387	238

Tauron Polska Energia*	228,276	105

TEN Square Games	193	7

		6,409

Portugal — 0.1%

Altri SGPS	37,156	258

Banco Espirito Santo* (B)	46,916	—

EDP-Energias de Portugal	60,362	229

Galp Energia	12,880	198

Jeronimo Martins	5,808	94

REN - Redes Energeticas Nacionais SGPS	76,308	209

Sonae SGPS	221,019	214

		1,202

Qatar — 0.1%

Barwa Real Estate	35,216	330

Mannai	7,450	8

Ooredoo QPSC	63,688	1,144

United Development QSC	17,010	65

		1,547

Russia — 0.5%

Lukoil PJSC ADR	6,412	539

Magnit PJSC	8,284	489

Magnitogorsk Iron & Steel Works PJSC GDR	43,766	403

MMC Norilsk Nickel PJSC ADR	92,434	2,098

Novolipetsk Steel PJSC GDR	37,865	956

PhosAgro PJSC GDR	56,063	736

PhosAgro PJSC GDR	3,930	52

Description	Shares	Value (000)

Polyus PJSC GDR	4,564	$211

Sberbank of Russia PJSC ADR	122,106	1,878

Sberbank of Russia PJSC ADR	19,364	296

Severstal PJSC GDR	53,292	898

Tatneft PJSC ADR	5,656	417

VEON ADR	23,598	66

		9,039

Singapore — 2.2%

Ascendas‡	59,000	136

Best World International (B)	17,700	18

Cache Logistics Trust‡	218,300	127

CapitaLand	63,300	165

CapitaLand Commercial Trust‡	54,274	87

CapitaLand Mall Trust‡	65,900	128

City Developments	11,500	80

ComfortDelGro	59,000	116

Dairy Farm International Holdings	31,400	225

DBS Group Holdings	271,734	5,214

Delfi	999,600	960

Frasers Property	82,600	114

Genting Singapore	146,000	99

Golden Agri-Resources	140,800	30

Great Eastern Holdings	49,700	939

Haw Par	35,012	365

Health Management International	148,300	72

Hongkong Land Holdings	781,600	5,034

Hour Glass	112,000	63

Jardine Cycle & Carriage	2,533	68

Jardine Matheson Holdings	142,700	8,993

Jardine Strategic Holdings	5,600	214

Keppel	35,600	175

Keppel Infrastructure Trust	746,900	279

Manulife US‡	118,400	102

Mapletree Commercial Trust‡	97,900	151

Mapletree North Asia Commercial Trust‡	204,400	221

Oversea-Chinese Banking	75,971	640

Parkway Life‡	118,700	266

Sasseur Real Estate Investment Trust‡	206,600	121

SATS	12,700	49

Sembcorp Industries	18,500	33

Silverlake Axis	239,100	95

Singapore Airlines	12,500	86

Singapore Exchange	20,400	119

Singapore Press Holdings	46,200	83

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Singapore Technologies Engineering	38,700	$118

Singapore Telecommunications	1,809,200	4,680

Sunningdale Tech	66,700	68

Suntec‡	46,100	66

United Industrial	18,948	41

United Overseas Bank	447,770	8,647

UOL Group	12,285	69

Venture	109,800	1,322

Wilmar International	48,500	133

Yangzijiang Shipbuilding Holdings	874,200	989

		41,800

South Africa — 1.6%

Alviva Holdings	10,469	12

Anglo American	28,053	802

Anglo American Platinum	37,134	2,206

Astral Foods	3,160	35

Bid	61,725	1,345

Bidvest Group	93,324	1,255

Capitec Bank Holdings	27,388	2,526

Cie Financiere Richemont	74,996	636

Clicks Group	112,517	1,640

FirstRand	396,960	1,932

Grindrod	826,152	355

MMI Holdings	121,518	164

Naspers, Cl N	15,295	3,713

Old Mutual	146,030	219

Peregrine Holdings	189,232	248

Raubex Group	307,768	424

Sasol	155,320	3,862

Standard Bank Group	179,911	2,512

Super Group*	130,668	305

Telkom	202,895	1,328

Tiger Brands	294,654	4,681

Tsogo Sun Holdings	153,344	166

Tsogo Sun Hotels*	148,686	44

Wilson Bayly Holmes-Ovcon	9,970	78

		30,488

South Korea — 2.9%

Cheil Worldwide	14,478	369

CJ Hello	26,612	159

Dae Han Flour Mills	86	15

Daelim Industrial	2,794	278

Daeyang Electric*	3,787	43

Deutsch Motors*	36,373	352

Dongyang E&P	10,103	102

Description	Shares	Value (000)

Fila Korea	5,103	$339

Gravity ADR*	417	19

GS Engineering & Construction	16,789	587

GS Home Shopping	3,559	530

Hana Financial Group	32,063	1,039

Hankook Tire & Technology	15,484	471

Hyundai Glovis	2,881	402

Hyundai Home Shopping Network	3,490	320

Hyundai Motor	6,700	812

Innocean Worldwide	5,643	348

Interpark	21,256	106

Interpark Holdings	47,727	100

JB Financial Group	9,678	50

Kia Motors	51,723	1,971

Korea Investment Holdings	3,062	214

KT	17,542	431

KT ADR	85,488	1,057

LG	16,001	1,066

LG Display*	945	15

LG Electronics	25,078	1,722

LG Household & Health Care	1,610	1,831

LG Uplus	101,551	1,275

LOTTE Himart	1,119	42

MegaStudyEdu	1,335	40

Moorim Paper	15,148	42

Neowiz*	17,804	225

NHN*	6,396	429

POSCO	4,246	900

POSCO ADR	90,000	4,776

S-1, Cl 1	5,884	497

Samsung Electronics	376,667	15,333

Samsung Electronics GDR (A)	6,240	6,350

Samsung Engineering*	11,750	175

Samsung Fire & Marine Insurance	6,140	1,425

Samsung SDS	2,933	546

SeAH Holdings	225	18

Seohan	15,917	22

Shinhan Financial Group	52,750	2,050

SK Hynix	50,613	3,046

SK Telecom	9,902	2,221

UIL	6,402	28

Youngone Holdings	595	31

		54,219

Spain — 1.5%

Acciona	5,568	598

Acerinox*	36,809	370

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

ACS Actividades de Construccion y Servicios	5,732	$229

Aena SME (A)	1,551	307

Amadeus IT Group, Cl A	92,749	7,347

Applus Services	21,380	291

Banco Bilbao Vizcaya Argentaria	159,032	890

Banco de Sabadell	122,858	127

Banco Santander	1,604,589	7,446

Bankia	251,021	593

Bankinter	16,736	115

Bolsas y Mercados Espanoles SHMSF	8,837	216

CaixaBank	90,500	259

Cellnex Telecom* (A)	4,931	182

CIE Automotive	7,648	221

Enagas	5,896	157

Endesa	7,469	192

Faes Farma	67,969	320

Ferrovial	21,202	543

Gestamp Automocion (A)	78,474	465

Grifols	7,012	207

Grupo Catalana Occidente	6,096	225

Grupo Empresarial San Jose*	21,683	192

Iberdrola	140,164	1,396

Indra Sistemas*	31,972	323

Industria de Diseno Textil	25,995	782

Mapfre	21,617	63

Masmovil Ibercom*	16,540	369

Mediaset Espana Comunicacion	16,938	123

Merlin Properties Socimi‡	25,920	360

Naturgy Energy Group	7,623	210

Pharma Mar*	99,851	205

Red Electrica	10,976	229

Repsol	33,378	523

Siemens Gamesa Renewable Energy	4,938	82

Talgo* (A)	38,302	239

Telefonica	111,474	915

Viscofan	12,377	648

		27,959

Sweden — 1.8%

AddNode Group, Cl B	3,262	54

AddTech, Cl B	15,246	463

AF POYRY, Cl B	30,221	684

Alfa Laval	7,725	169

Arjo	89,437	405

Assa Abloy, Cl B	135,903	3,071

Description	Shares	Value (000)

Atlas Copco, Cl A	15,957	$510

Atlas Copco, Cl B	9,208	264

Avanza Bank Holding	10,568	81

Axfood	17,839	353

Bergman & Beving, Cl B	5,478	59

Biotage	26,498	311

Boliden	6,579	168

Bufab	4,757	55

Bure Equity	27,252	465

Catena	1,992	63

Cellavision	4,836	166

Clas Ohlson, Cl B	25,072	249

Cloetta, Cl B	124,791	406

Concentric	5,141	77

Electrolux	5,249	135

Elekta, Cl B	78,426	1,138

Enea*	3,656	55

Eolus Vind, Cl B	9,765	79

Epiroc, Cl A	14,491	151

Epiroc, Cl B	8,001	79

Essity, Cl B	112,134	3,446

Evolution Gaming Group (A)	23,193	458

Fastighets Balder, Cl B*	51,420	1,722

Ferronordic Machines	3,314	53

Fortnox	13,561	205

GARO	1,718	59

Getinge, Cl B	79,719	1,255

Hemfosa Fastigheter	69,919	661

Hennes & Mauritz, Cl B	19,012	339

Hexagon, Cl B	5,984	332

Husqvarna, Cl B	8,598	80

ICA Gruppen	1,859	80

Industrivarden, Cl C	3,830	85

Instalco	9,842	93

Investor, Cl B	10,829	520

Inwido	39,659	275

Kinnevik	5,807	151

Klovern, Cl B	133,029	209

KNOW IT	3,454	79

Kungsleden	22,241	183

L E Lundbergforetagen, Cl B	1,719	64

Lagercrantz Group, Cl B	4,907	70

Lifco, Cl B	3,212	178

Lindab International	63,537	730

Lundin Petroleum	4,862	151

Millicom International Cellular	8,273	466

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

MIPS	4,559	$91

Moberg Pharma*	30,769	219

Modern Times Group, Cl B*	15,460	173

NetEnt	37,077	119

Nordea Bank Abp	148,877	1,081

Nordic Entertainment Group, Cl B	30,482	716

Nyfosa*	150,566	944

Orexo*	21,985	169

Pricer, Cl B	39,505	57

Recipharm, Cl B	10,147	124

Sandvik	92,150	1,694

Sectra, Cl B	4,088	148

Securitas, Cl B	8,369	147

Skandinaviska Enskilda Banken, Cl A	38,583	357

Skanska, Cl B	8,469	153

SKF, Cl B	9,670	178

SkiStar	12,571	155

SSAB, Cl A	64,100	223

Svenska Handelsbanken, Cl A	136,505	1,351

Sweco, Cl B	11,893	326

Swedbank, Cl A	21,448	322

Swedish Match	15,487	654

Tele2, Cl B	11,037	161

Telefonaktiebolaget LM Ericsson, Cl B	73,202	694

Telia	70,908	315

Vitec Software Group, Cl B	4,373	50

Vitrolife	18,166	354

Volvo, Cl B	35,326	560

Wihlborgs Fastigheter	40,237	583

		33,772

Switzerland — 6.8%

ABB	43,946	882

Adecco Group	28,092	1,688

Alcon*	47,110	2,909

ALSO Holding	621	89

ams*	3,922	154

Ascom Holding	9,108	119

Baloise Holding	1,148	203

Barry Callebaut	60	120

Bell Food Group*	180	50

Cembra Money Bank	3,595	347

Chocoladefabriken Lindt & Spruengli	2	163

Chocoladefabriken Lindt & Spruengli PC	24	175

Cie Financiere Richemont	116,452	9,882

Description	Shares	Value (000)

Clariant	4,528	$92

Coca-Cola*	4,706	178

Credit Suisse Group	60,900	730

DKSH Holding	4,900	287

Dufry	879	74

Emmi	474	443

EMS-Chemie Holding	192	125

Geberit	5,587	2,610

Givaudan	220	621

Gurit Holding	53	56

Helvetia Holding	10,098	1,267

Huber + Suhner	1,058	89

Implenia	3,018	89

Interroll Holding	38	96

Julius Baer Group	59,221	2,636

Kardex	1,154	201

Kuehne + Nagel International	1,199	178

LafargeHolcim	156,402	7,637

Landis+Gyr Group*	4,711	375

Lastminute.com*	1,825	53

Logitech International	18,808	752

Lonza Group	1,772	598

Nestle	239,471	24,790

Novartis	247,061	22,574

Pargesa Holding	1,077	83

Partners Group Holding	443	348

Rieter Holding	668	102

Roche Holding	62,692	17,638

Schindler Holding	541	118

Schindler Holding PC	1,038	231

SGS	127	324

SIG Combibloc Group*	20,930	241

Sika	20,252	3,456

Sonova Holding	4,589	1,043

Straumann Holding	243	214

Sulzer	6,753	738

Swatch Group	1,404	76

Swatch Group BR	20,464	5,859

Swiss Life Holding	812	402

Swiss Prime Site	1,822	159

Swiss Re	7,261	738

Swisscom	594	298

Tamedia	514	56

Temenos*	1,511	270

UBS Group	567,252	6,742

Vifor Pharma	1,194	173

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

VZ Holding	213	$58

Zurich Insurance Group	15,956	5,557

		128,256

Taiwan — 1.9%

AU Optronics ADR	563,660	1,669

ChipMOS Technologies ADR	1,200	18

Chroma ATE	116,000	515

Chunghwa Telecom ADR	10,167	372

Delta Electronics	231,516	1,174

E.Sun Financial Holding	1,937,000	1,621

Giant Manufacturing	122,414	958

Merida Industry	66,428	392

PChome Online*	150,587	548

Taiwan Semiconductor Manufacturing	456,000	3,509

Taiwan Semiconductor Manufacturing ADR	465,874	18,248

Teco Electric and Machinery	1,223,387	898

Uni-President Enterprises	1,075,000	2,862

United Microelectronics ADR	498,001	1,101

Yungtay Engineering	641,000	1,447

		35,332

Thailand — 0.6%

Airports of Thailand	1,285,600	3,081

Bangchak NVDR	160,900	160

Bangkok Bank	46,900	301

Bangkok Bank NVDR	21,200	136

BEC World*	617,700	177

CP ALL	910,200	2,552

Kasikornbank	108,900	668

PTG Energy NVDR	827,100	526

PTT NVDR	1,459,600	2,321

PTT Exploration & Production NVDR	112,100	493

Sri Trang Agro-Industry NVDR	350,800	145

Thai Oil NVDR	340,100	738

		11,298

Turkey — 0.5%

Akbank T.A.S.*	844,120	991

Albaraka Turk Katilim Bankasi*	44,267	9

Anadolu Cam Sanayii	44,655	21

Arcelik*	39,404	132

Dogan Sirketler Grubu Holding	2,244,390	441

Dogus Otomotiv Servis ve Ticaret*	91,794	87

Enka Insaat ve Sanayi	117,592	111

Eregli Demir ve Celik Fabrikalari	535,664	728

Description	Shares	Value (000)

Ford Otomotiv Sanayi	7,387	$80

Haci Omer Sabanci Holding	562,312	834

Tekfen Holding	5,919	27

Turk Hava Yollari*	521,091	1,160

Turkiye Garanti Bankasi*	1,393,068	2,189

Turkiye Is Bankasi, Cl C*	883,922	924

Turkiye Sise ve Cam Fabrikalari	421,190	378

Ulker Biskuvi Sanayi*	99,979	336

Vestel Elektronik Sanayi ve Ticaret*	182,299	389

Yapi ve Kredi Bankasi*	1,522,527	634

		9,471

United Arab Emirates — 0.0%

Emirates NBD PJSC	10,430	31

United Kingdom — 14.3%

3i Group	157,392	2,227

4imprint Group	5,899	202

888 Holdings	133,405	276

Adaptimmune Therapeutics ADR*	30,100	121

Admiral Group	40,477	1,135

Aggreko	426,333	4,276

Anglo American	304,384	8,676

Anglo Pacific Group	20,440	54

Antofagasta	63,567	750

Ashmore Group	69,680	451

Ashtead Group	11,174	320

Associated British Foods	8,986	281

AstraZeneca	30,296	2,477

Auto Trader Group (A)	165,539	1,152

Avast (A)	46,657	178

Aviva	92,790	491

BAE Systems	213,709	1,345

Bank of Ireland Group	11,295	59

Barclays	1,894,474	3,604

Barratt Developments	63,178	459

Barrick Gold	6,440	90

Bellway	15,532	549

Berkeley Group Holdings	49,546	2,349

BHP Group	365,066	9,343

BP	806,340	5,618

British American Tobacco	60,933	2,127

British Land‡	22,005	150

Britvic	39,768	449

BT Group, Cl A	200,607	501

Bunzl	67,114	1,770

Burberry Group	9,694	229

Capita*	289,578	388

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Capital & Regional‡	394,363	$73

Card Factory	39,835	89

Carnival	77,392	3,420

Centrica	125,717	140

Charter Court Financial Services Group (A)	53,664	202

Cineworld Group	88,818	286

Close Brothers Group	12,842	231

Cobham*	1,891,086	2,559

Codemasters Group Holdings*	32,388	93

Compass Group	393,402	9,428

Consort Medical	4,741	51

ConvaTec Group (A)	408,870	757

Cranswick	6,236	205

Crest Nicholson Holdings	33,163	150

CRH	6,900	224

Croda International	3,023	196

Daily Mail & General Trust, Cl A	20,164	200

Dart Group	67,218	713

DCC	16,904	1,507

Devro	84,569	222

Diageo	435,126	18,699

Dialog Semiconductor*	12,508	504

Direct Line Insurance Group	35,654	150

Diversified Gas & Oil	64,936	92

Drax Group	214,189	708

DS Smith	210,304	968

Dunelm Group	70,383	822

easyJet	43,527	527

EMIS Group	86,633	1,338

Endava ADR*	3,900	157

Euromoney Institutional Investor	7,500	124

Evraz	12,827	108

Experian	304,511	9,220

FDM Group Holdings	30,857	365

Ferguson	5,500	391

Flutter Entertainment	13,097	986

Forterra (A)	29,442	111

Fresnillo	4,917	54

Future	40,695	501

G4S	373,091	986

Games Workshop Group	8,715	550

Genel Energy	41,975	103

Georgia Capital*	21,170	293

GlaxoSmithKline	118,712	2,377

Glencore*	609,592	2,116

Global Ports Investments GDR*	214,134	612

Description	Shares	Value (000)

Globaltrans Investment GDR	37,984	$353

Go-Ahead Group	16,144	404

Grafton Group	58,544	599

Greene King	158,706	1,246

Greggs	61,978	1,809

Gulf Keystone Petroleum	32,996	94

GVC Holdings	132,084	1,093

Halma	9,640	247

Hargreaves Lansdown	7,211	176

Hays	457,310	912

Hill & Smith Holdings	9,456	141

HomeServe	137,901	2,079

Hon Hai Precision Industry GDR	121,364	597

Howden Joinery Group	44,094	284

HSBC Holdings	479,725	4,002

IG Group Holdings	69,064	512

IMI	220,095	2,902

Imperial Brands	22,772	534

Inchcape	68,520	536

Informa	116,435	1,235

InterContinental Hotels Group	4,066	267

Intermediate Capital Group	37,537	658

International Personal Finance	199,380	304

Intertek Group	49,203	3,438

Investec	92,158	598

ITV	662,032	908

J D Wetherspoon	4,377	79

J Sainsbury	41,496	103

JD Sports Fashion	41,925	312

John Wood Group	72,326	416

Johnson Matthey	4,319	183

Jupiter Fund Management	91,543	491

Just Eat*	255,879	2,031

Kainos Group	8,852	73

KAZ Minerals	35,907	275

Kerry Group, Cl A	3,769	450

Kingfisher	54,348	148

Kingspan Group	3,953	215

Land Securities Group‡	16,532	175

Legal & General Group	141,692	485

Lloyds Banking Group	11,601,938	8,337

London Stock Exchange Group	7,451	519

Lookers	55,987	36

Marks & Spencer Group	50,558	135

Marshalls	9,108	79

Marston’s	913,558	1,354

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

McCarthy & Stone (A)	82,718	$143

Meggitt	16,669	111

Melrose Industries	122,461	281

Merlin Entertainments (A)	351,915	2,007

Micro Focus International	4,238	111

Micro Focus International ADR	4,526	119

Mitchells & Butlers*	63,829	232

Mitie Group	74,027	138

Mondi	9,365	213

Moneysupermarket.com Group	17,435	91

National Express Group	105,447	538

National Grid	108,304	1,150

NewRiver‡	59,164	134

Next	3,244	228

NMC Health	2,122	65

Non-Standard Finance (A)	128,595	59

Ocado Group*	11,542	171

OneSavings Bank	27,419	126

Oxford Instruments	3,440	56

Pagegroup	42,996	280

Patisserie Holdings	3,055	—

PayPoint	12,245	151

Pearson	19,839	206

Persimmon	7,115	180

Petrofac	19,226	105

Pets at Home Group	377,771	898

Playtech	31,572	171

Polar Capital Holdings	9,928	76

Primary Health Properties‡	56,842	96

Provident Financial	63,557	333

Prudential	129,458	2,821

PZ Cussons	41,352	112

QinetiQ Group	117,156	416

Rathbone Brothers	7,358	207

Reach	55,123	55

Reckitt Benckiser Group	97,811	7,719

Redrow	43,070	298

Regional‡ (A)	85,190	117

RELX	187,028	4,535

Rentokil Initial	46,956	237

Rhi Magnesita	8,035	494

Rightmove	411,840	2,796

Rio Tinto	114,409	7,091

Rolls-Royce Holdings	419,674	4,478

Rotork	55,988	225

Royal Bank of Scotland Group	114,090	318

Description	Shares	Value (000)

Royal Dutch Shell, Cl A	105,903	$3,460

Royal Dutch Shell, Cl B	361,401	11,845

RSA Insurance Group	22,837	167

RWS Holdings	53,370	439

Sage Group	25,625	260

Samsung Electronics GDR	770	783

Schroders	2,906	113

SDL	8,777	57

Segro‡	25,572	236

Serco Group*	499,313	913

Severn Trent	6,149	160

Smith & Nephew	38,019	823

Smiths Group	282,828	5,621

Softcat	29,892	369

Spectris	146,427	5,352

Spirax-Sarco Engineering	1,869	218

SSE	24,328	347

SSP Group	158,787	1,383

St. James’s Place	47,284	659

Standard Chartered	214,389	1,945

Standard Life Aberdeen	58,637	219

State Bank of India GDR*	53,780	2,786

Synthomer	11,551	55

Tate & Lyle	61,314	575

Taylor Wimpey	82,862	166

Tesco	3,406,335	9,807

Thomas Cook Group*	693,862	116

Travis Perkins	469,086	7,593

Tritax Big Box‡	94,367	185

TUI	48,634	477

UDG Healthcare	33,860	343

Unilever	62,227	3,868

United Utilities Group	17,592	175

Vodafone Group	770,134	1,265

Weir Group	217,098	4,264

WH Smith	65,147	1,631

Whitbread	4,262	251

WM Morrison Supermarkets	55,255	141

WPP	383,069	4,816

		271,800

United States — 1.0%

Communication Services — 0.2%

Yandex, Cl A*	85,595	3,253

Consumer Discretionary — 0.0%

Eros International, Cl A*	19,800	27

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Consumer Staples — 0.1%

Coca-Cola European Partners	9,750	$551

Nomad Foods*	44,400	948

PriceSmart	11,624	594

		2,093

Energy — 0.0%

Frontline*	13,600	109

Industrials — 0.6%

AerCap Holdings*	3,102	161

Canadian National Railway	76,651	7,088

Copa Holdings, Cl A	33,300	3,249

		10,498

Information Technology — 0.1%

AudioCodes	24,000	372

Camtek*	10,300	87

CyberArk Software*	1,600	204

Genpact	14,133	538

KLA-Tencor	742	88

NXP Semiconductors	7,059	689

Sapiens International	3,300	55

Wix.com*	1,200	171

		2,204

Utilities — 0.0%

Atlantica Yield	28,800	653

		18,837

Total Common Stock (Cost $1,720,273) (000)		1,828,370

PREFERRED STOCK (C) — 0.7%

Alpargatas*	431,472	2,318

Banco Bradesco*	77,437	763

Banco do Estado do Rio Grande do Sul	103,400	645

Bayerische Motoren Werke	1,313	82

Cia de Transmissao de Energia Eletrica Paulista	84,400	544

Cia Paranaense de Energia	16,900	215

Corem Property Group	2,375	86

FUCHS PETROLUB	59,360	2,334

Grupo Aval Acciones y Valores	771,793	309

Henkel & KGaA	4,228	414

Itausa - Investimentos Itau	201,217	677

Porsche Automobil Holding	3,611	235

Sartorius	834	171

Schaeffler	48,373	360

STO & KGaA	969	109

Description	Shares	Value (000)

Telefonica Brasil	117,100	$1,528

Volkswagen	10,854	1,828

Total Preferred Stock (Cost $10,805) (000)		12,618

	Number of Rights
RIGHTS — 0.0%

ACS Actividades de Construccion y Servicios* ‡‡	5,732	9

Pan American Silver‡‡	20,581	8

Regional, Expires 7/18/2019	10,649	—

Repsol* ‡‡	33,378	19

Sacyr* ‡‡	1,824	—

Total Rights (Cost $—) (000)		36

	Number of Warrants
WARRANTS — 0.0%

Ezion Holdings, Expires 4/16/2023* (B)	77,880	—

Total Warrants (Cost $—) (000)		—

	Shares
SHORT-TERM INVESTMENT — 2.0%

State Street Institutional Treasury Money Market Fund, Cl Premier, 2.170% (D)	38,006,831	38,007

Total Short-Term Investment (Cost $38,007) (000)		38,007

Total Investments In Securities — 99.0% (Cost $1,769,085) (000)		$1,879,031

Percentages are based on net assets of $1,897,677 (000).

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation) (Thousands)
MSCI EAFE Index	153	Sep-2019	$14,517	$14,713	$196
S&P TSX 60 Index	10	Sep-2019	1,479	1,493	(2)

			$15,996	$16,206	$194

‡	Real Estate Investment Trust
‡‡	Expiration date not available.
*	Non-income producing security.
(A)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP International Equity Fund

“accredited investors.” The total value of these securities at June 30, 2019 was $20,908 (000) and represents 1.1% of Net Assets.
(B)

Level 3 security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2019, was $18 (000) and represented 0.0% of Net Assets.

(C)	There is currently no rate available.
(D)	The rate reported is the 7-day effective yield as of June 30, 2019.
ADR	— American Depositary Receipt
Cl	— Class
EAFE	— Europe, Australasia and Far East
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
NVDR	— Non-Voting Depositary Receipt
PJSC	— Public Joint Stock Company
S&P	— Standard & Poor’s
TSX	— Toronto Stock Exchange

The following is a list of the level of inputs used as of June 30, 2019, there in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$69,596	$—	$—	$69,596
Austria	4,495	—	—	4,495
Belgium	11,340	—	—	11,340
Brazil	39,504	—	—	39,504
Canada	77,365	—	—	77,365
Chile	3,730	—	—	3,730
China	52,670	—	—	52,670
Colombia	2,403	—	—	2,403
Czech Republic	600	—	—	600
Denmark	17,107	12,340	—	29,447
Egypt	—	108	—	108
Finland	12,511	—	—	12,511
France	131,819	—	—	131,819
Germany	104,015	—	—	104,015
Greece	6,675	—	—	6,675
Hong Kong	116,606	—	—	116,606
Hungary	1,547	—	—	1,547
India	58,155	—	—	58,155
Indonesia	11,207	—	—	11,207
Ireland	11,490	—	—	11,490
Israel	4,246	5,089	—	9,335
Italy	30,271	—	—	30,271
Japan	269,393	1,848	—	271,241
Kenya	584	—	—	584
Luxembourg	1,081	—	—	1,081
Malaysia	1,781	—	—	1,781
Mexico	11,208	—	—	11,208
Netherlands	52,047	—	—	52,047
New Zealand	1,813	—	—	1,813
Norway	18,453	—	—	18,453
Peru	3,346	—	—	3,346
Philippines	467	—	—	467
Poland	6,409	—	—	6,409
Portugal	1,202	—	—	1,202
Qatar	1,152	395	—	1,547
Russia	9,039	—	—	9,039
Singapore	41,782	—	18	41,800
South Africa	30,488	—	—	30,488
South Korea	54,219	—	—	54,219
Spain	27,959	—	—	27,959
Sweden	33,695	77	—	33,772
Switzerland	128,256	—	—	128,256

Investments In Securities	Level 1	Level 2	Level 3^	Total
Taiwan	$35,332	$—	$—	$35,332
Thailand	11,298	—	—	11,298
Turkey	9,471	—	—	9,471
United Arab Emirates	31	—	—	31
United Kingdom	271,746	54	—	271,800
United States	18,837	—	—	18,837

Total Common Stock	1,808,441	19,911	18	1,828,370

Preferred Stock	$12,532	$86	$—	$12,618
Rights	36	—	—	36
Warrants	—	—	—	—
Short-Term Investment	38,007	—	—	38,007

Total Investments in Securities	$1,859,016	$19,997	$18	$1,879,031

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$196	$—	$—	$196
Unrealized Depreciation	(2)	—	—	(2)

Total Other Financial Instruments	$194	$—	$—	$194

**	Futures contracts are valued at the unrealized appreciation/depreciation on the instrument.
^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended June 30, 2019, securities with a total value of $632,078 (000) transferred from Level 2 to Level 1 assets and liabilities. For the period ended June 30, 2019, securities with a total value of $5,534 (000) transferred from Level 1 and Level 2. For the period ended June 30, 2019, securities with a total value of $10 (000) transferred from Level 3 and Level 1. For the period ended June 30, 2019, securities with a total value of $18 (000) transferred from Level 1 and Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 27.0%

U.S. Treasury Bonds 5.375%, 02/15/31	$1,000	$1,343
5.000%, 05/15/37	2,240	3,158
4.750%, 02/15/37	10,315	14,125
4.625%, 02/15/40	500	687
4.500%, 02/15/36 - 05/15/38	800	1,057
4.375%, 02/15/38 - 05/15/41	5,562	7,391
4.250%, 11/15/40	1,250	1,640
3.875%, 08/15/40	500	625
3.750%, 08/15/41 - 11/15/43	4,050	4,984
3.625%, 08/15/43 - 02/15/44	2,700	3,262
3.500%, 02/15/39	2,420	2,875
3.375%, 05/15/44 - 11/15/48	14,201	16,686
3.125%, 02/15/42 - 05/15/48	13,207	14,809
3.000%, 11/15/44 - 02/15/49	33,598	36,848
2.875%, 05/15/43 - 05/15/49	6,682	7,163
2.750%, 08/15/42 - 11/15/47	19,686	20,551
2.500%, 02/15/45 - 05/15/46	2,000	1,991
2.250%, 08/15/46	2,120	2,003

U.S. Treasury Notes 3.125%, 11/15/28	3,550	3,894
3.000%, 09/30/25 - 10/31/25	3,000	3,206
2.875%, 10/15/21 - 08/15/28	40,265	42,225
2.750%, 09/30/20 - 02/15/28	41,599	43,172
2.625%, 11/15/20 - 02/15/29	76,033	78,866
2.500%, 02/28/21 - 01/31/25	34,999	36,012
2.375%, 12/31/20 - 05/15/29	43,996	45,204
2.250%, 02/15/21 - 11/15/27	58,801	59,699
2.125%, 05/31/21 - 05/31/26	30,740	31,208
2.000%, 09/30/20 - 11/15/26	31,392	31,696
1.875%, 12/15/20 - 08/31/24	7,750	7,775
1.750%, 11/15/20 - 06/30/24	25,753	25,754
1.625%, 10/15/20 - 05/15/26	13,900	13,811
1.500%, 02/28/23 - 08/15/26	4,250	4,181
1.375%, 09/30/20 - 09/30/23	8,900	8,815
1.250%, 03/31/21 - 10/31/21	3,500	3,465

Description	Face Amount (000)	Value (000)
1.125%, 02/28/21 - 09/30/21	$9,500	$9,381

Total U.S. Treasury Obligations (Cost $570,064) (000)		589,562

CORPORATE OBLIGATIONS — 24.3%

Communication Services — 1.8%

Activision Blizzard 3.400%, 09/15/26	50	51

Alphabet 3.375%, 02/25/24	100	106

America Movil 6.125%, 03/30/40	250	325

AT&T 5.250%, 03/01/37	3,709	4,163
4.900%, 08/15/37	150	162
4.850%, 03/01/39	70	75
4.500%, 03/09/48	100	102
4.350%, 06/15/45	600	600
4.300%, 02/15/30	333	356
4.125%, 02/17/26	200	213
4.100%, 02/15/28	253	268
3.800%, 03/01/24	200	210
3.800%, 02/15/27	150	156
3.600%, 07/15/25	2,073	2,150
3.400%, 05/15/25	2,238	2,301
3.200%, 03/01/22	3,050	3,115
2.950%, 07/15/26	200	198

Baidu 4.375%, 05/14/24	550	583
3.875%, 09/29/23	200	207

Bell Canada 4.464%, 04/01/48	15	17
4.300%, 07/29/49	30	32

British Telecommunications 5.125%, 12/04/28	200	224

CBS 3.375%, 03/01/22	150	153
2.900%, 06/01/23	100	101

Charter Communications Operating 6.484%, 10/23/45	150	177
6.384%, 10/23/35	150	176
5.375%, 04/01/38	100	107
5.375%, 05/01/47	100	105
4.500%, 02/01/24	100	107
3.579%, 07/23/20	200	202

Comcast 4.950%, 10/15/58	25	31
4.700%, 10/15/48	2,731	3,199
4.600%, 10/15/38	614	703
4.400%, 08/15/35	100	111
4.250%, 10/15/30	25	28
4.250%, 01/15/33	500	561
4.150%, 10/15/28	45	50
4.049%, 11/01/52	449	474
4.000%, 08/15/47	200	211
3.999%, 11/01/49	300	316

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.950%, 10/15/25	$50	$54
3.900%, 03/01/38	100	105
3.700%, 04/15/24	55	58
3.450%, 10/01/21	40	41
3.375%, 02/15/25	125	131
3.300%, 10/01/20	25	25
3.150%, 03/01/26	50	52
2.750%, 03/01/23	100	101

Deutsche Telekom International Finance BV 8.750%, 06/15/30	100	144
2.225%, 01/17/20 (A)	1,009	1,006

Discovery Communications 5.300%, 05/15/49	40	43
5.000%, 09/20/37	150	157
3.800%, 03/13/24	50	52
2.950%, 03/20/23	50	50

Fox 4.709%, 01/25/29 (A)	200	224

Interpublic Group 5.400%, 10/01/48	25	28
3.750%, 10/01/21	100	103

NBCUniversal Media 4.375%, 04/01/21	100	104

Omnicom Group 3.600%, 04/15/26	100	102

Orange 5.375%, 01/13/42	200	242
4.125%, 09/14/21	100	104

RELX Capital 3.125%, 10/15/22	100	102

Rogers Communications 4.350%, 05/01/49	75	81
4.300%, 02/15/48	40	43
2.900%, 11/15/26	50	50

Telefonica Emisiones 5.462%, 02/16/21	110	115
5.213%, 03/08/47	150	165
4.895%, 03/06/48	150	159

TELUS 4.600%, 11/16/48	50	55

Tencent Holdings 3.280%, 04/11/24 (A)	1,961	2,002
2.985%, 01/19/23 (A)	479	483
2.875%, 02/11/20 (A)	643	644

Thomson Reuters 3.350%, 05/15/26	100	100

TWDC Enterprises 18 3.700%, 12/01/42	72	76
3.150%, 09/17/25	100	105

Verizon Communications 5.250%, 03/16/37	100	120
5.012%, 04/15/49	250	298
4.862%, 08/21/46	250	291
4.812%, 03/15/39	100	115
4.400%, 11/01/34	400	443

Description	Face Amount (000)	Value (000)
4.329%, 09/21/28	$2,055	$2,277
4.272%, 01/15/36	1,407	1,524
4.016%, 12/03/29 (A)	250	271
3.875%, 02/08/29	10	11
3.376%, 02/15/25	150	156
2.625%, 08/15/26	135	134

Viacom 6.875%, 04/30/36	100	127
4.375%, 03/15/43	398	389

Vodafone Group 4.875%, 06/19/49	1,516	1,593
4.375%, 02/19/43	300	295
3.750%, 01/16/24	200	209

Walt Disney 6.400%, 12/15/35 (A)	962	1,312
6.150%, 02/15/41 (A)	500	695
4.500%, 02/15/21 (A)	100	104
3.700%, 10/15/25 (A)	20	21

		39,917

Consumer Discretionary — 0.7%

AI Candelaria Spain SLU 7.500%, 12/15/28 (A)	1,580	1,738

Alibaba Group Holding 4.000%, 12/06/37	250	256

Amazon.com 4.800%, 12/05/34	100	123
4.050%, 08/22/47	150	171
3.875%, 08/22/37	100	110
2.800%, 08/22/24	250	258

American Honda Finance 2.650%, 02/12/21	100	100
2.600%, 11/16/22	50	51
2.450%, 09/24/20	100	100
1.950%, 07/20/20	45	45

Aptiv 4.150%, 03/15/24	40	42

Arcos Dorados Holdings 5.875%, 04/04/27 (A)	200	206

AutoNation 3.800%, 11/15/27	25	25

AutoZone 3.750%, 06/01/27	100	105

Best Buy 4.450%, 10/01/28	25	26

Block Financial 4.125%, 10/01/20	200	203

Booking Holdings 2.750%, 03/15/23	50	51

Council of Europe Development Bank 2.500%, 02/27/24	60	62

Diageo Investment 2.875%, 05/11/22	100	102

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

Dollar General 4.150%, 11/01/25	25	$27
4.125%, 05/01/28	35	37

Dollar Tree 4.200%, 05/15/28	45	47
4.000%, 05/15/25	100	104

eBay 2.750%, 01/30/23	250	251

Expedia Group 4.500%, 08/15/24	100	106

Ford Motor 5.291%, 12/08/46	150	140
4.346%, 12/08/26	45	45

Ford Motor Credit 5.875%, 08/02/21	200	211
5.584%, 03/18/24	200	215
3.339%, 03/28/22	200	201
2.343%, 11/02/20	200	198

General Motors 6.750%, 04/01/46	250	282
6.250%, 10/02/43	641	682
5.950%, 04/01/49	100	105
5.200%, 04/01/45	150	143
5.150%, 04/01/38	100	99

General Motors Financial 4.300%, 07/13/25	100	103
4.200%, 11/06/21	100	103
4.000%, 01/15/25	100	102
4.000%, 10/06/26	50	50
3.700%, 05/09/23	100	102
3.550%, 04/09/21	150	152

Grupo Televisa 7.250%, 05/14/43 (MXN)	2,840	104
5.000%, 05/13/45	200	203

Hasbro 3.500%, 09/15/27	30	30

Home Depot 5.875%, 12/16/36	150	199
4.400%, 04/01/21	100	103
4.250%, 04/01/46	100	113
3.900%, 12/06/28	40	44
3.900%, 06/15/47	50	54
2.950%, 06/15/29	100	102
2.800%, 09/14/27	50	51
2.625%, 06/01/22	100	102
2.000%, 04/01/21	100	100

Hyatt Hotels 4.375%, 09/15/28	50	53

Lear 5.250%, 01/15/25	45	47

Leggett & Platt 4.400%, 03/15/29	50	52

Lowe’s 4.550%, 04/05/49	1,971	2,116
4.050%, 05/03/47	100	99
3.650%, 04/05/29	200	209
3.100%, 05/03/27	100	102

Description	Face Amount (000)	Value (000)
2.500%, 04/15/26	$50	$49

Macy’s Retail Holdings 3.625%, 06/01/24	100	98

Magna International 3.625%, 06/15/24	50	52

Marriott International 4.150%, 12/01/23	50	53
3.125%, 10/15/21	100	101

McDonald’s 4.450%, 03/01/47	150	164
3.500%, 03/01/27	100	105
3.375%, 05/26/25	100	105
3.350%, 04/01/23	130	135
2.750%, 12/09/20	20	20

Newell Brands 4.000%, 12/01/24	50	51

Nordstrom 5.000%, 01/15/44	100	93
4.000%, 03/15/27	30	31

O’Reilly Automotive 4.350%, 06/01/28	50	54
3.550%, 03/15/26	50	52

President & Fellows of Harvard College 3.150%, 07/15/46	100	98

QVC 4.450%, 02/15/25	65	65

Sands China 4.600%, 08/08/23	200	210

Starbucks 4.500%, 11/15/48	30	33
4.450%, 08/15/49	100	109
2.450%, 06/15/26	200	198

Target 4.000%, 07/01/42	200	217
3.500%, 07/01/24	100	107
3.375%, 04/15/29	50	53

Time Warner Cable 7.300%, 07/01/38	216	262
5.875%, 11/15/40	200	216
4.000%, 09/01/21	100	103

TJX 2.750%, 06/15/21	100	101

Toyota Motor Credit 4.250%, 01/11/21	100	103
3.650%, 01/08/29	100	108
3.450%, 09/20/23	50	53
2.750%, 05/17/21	100	101
2.700%, 01/11/23	200	203
2.250%, 10/18/23	50	50

USJ Acucar e Alcool 9.875%, 11/09/21 (A)	343	223

Whirlpool 4.000%, 03/01/24	60	63

		15,001

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Consumer Staples — 0.8%

Adecoagro 6.000%, 09/21/27 (A)	$1,335	$1,275

Altria Group 6.200%, 02/14/59	15	17
5.950%, 02/14/49	40	46
5.800%, 02/14/39	165	186
5.375%, 01/31/44	100	107
4.800%, 02/14/29	40	43
4.000%, 01/31/24	300	314
3.800%, 02/14/24	20	21

Anheuser-Busch InBev Finance 3.300%, 02/01/23	225	232

Anheuser-Busch InBev Worldwide 5.800%, 01/23/59	300	376
4.950%, 01/15/42	500	556
4.900%, 02/01/46	1,136	1,265
4.700%, 02/01/36	150	165
4.600%, 04/15/48	35	37
4.439%, 10/06/48	100	105
4.150%, 01/23/25	250	271
4.000%, 04/13/28	55	59

Archer-Daniels-Midland 3.750%, 09/15/47	100	104
3.375%, 03/15/22	60	62

Bunge Finance 3.250%, 08/15/26	120	116
3.000%, 09/25/22	30	30

Campbell Soup 4.800%, 03/15/48	110	111
4.150%, 03/15/28	50	52
3.650%, 03/15/23	50	52

Church & Dwight 2.450%, 08/01/22	100	100

Clorox 3.500%, 12/15/24	50	52

Coca-Cola 3.300%, 09/01/21	100	103
2.875%, 10/27/25	50	52
2.550%, 06/01/26	50	50
2.450%, 11/01/20	50	50
1.875%, 10/27/20	50	50

Colgate-Palmolive 2.300%, 05/03/22	200	202

Conagra Brands 5.400%, 11/01/48	1,739	1,908
5.300%, 11/01/38	10	11
4.850%, 11/01/28	25	28
4.600%, 11/01/25	200	218
4.300%, 05/01/24	15	16
3.800%, 10/22/21	20	20

Constellation Brands 4.650%, 11/15/28	30	34
4.250%, 05/01/23	50	53
3.750%, 05/01/21	15	15
3.200%, 02/15/23	150	154
2.650%, 11/07/22	50	50

Costco Wholesale 2.750%, 05/18/24	150	154

Description	Face Amount (000)	Value (000)

General Mills 4.700%, 04/17/48	$463	$499
4.200%, 04/17/28	50	54
3.700%, 10/17/23	100	105
3.150%, 12/15/21	150	152

Hershey 2.300%, 08/15/26	50	49

Ingredion 3.200%, 10/01/26	50	50

JM Smucker 3.375%, 12/15/27	150	153

Kellogg 4.000%, 12/15/20	100	102
3.400%, 11/15/27	25	26

Keurig Dr Pepper 5.085%, 05/25/48	150	167
4.985%, 05/25/38	175	192
4.597%, 05/25/28	50	55

Kimberly-Clark 3.950%, 11/01/28	10	11
2.750%, 02/15/26	100	102

Kraft Heinz Foods 5.000%, 06/04/42	150	155
4.625%, 01/30/29	50	54
3.950%, 07/15/25	150	156
3.500%, 06/06/22	782	803
3.500%, 07/15/22	200	204
3.375%, 06/15/21	115	117

Kroger 3.300%, 01/15/21	100	101
2.650%, 10/15/26	200	193

McCormick 3.150%, 08/15/24	100	102

Mead Johnson Nutrition 3.000%, 11/15/20	30	30

Molson Coors Brewing 4.200%, 07/15/46	200	191

Mondelez International 4.625%, 05/07/48	100	109
4.125%, 05/07/28	50	54

PepsiCo 3.600%, 03/01/24	100	106
3.450%, 10/06/46	200	206
3.000%, 10/15/27	50	52
2.850%, 02/24/26	100	103
2.375%, 10/06/26	200	199
2.000%, 04/15/21	50	50

Philip Morris International 4.500%, 03/20/42	100	108
3.375%, 08/11/25	100	104
3.375%, 08/15/29	462	476
2.500%, 11/02/22	100	100
1.875%, 02/25/21	200	199

Procter & Gamble 3.500%, 10/25/47	100	107
2.450%, 11/03/26	50	50
2.150%, 08/11/22	100	100

Reynolds American 4.450%, 06/12/25	150	159

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Sysco 4.450%, 03/15/48	$50	$55
3.550%, 03/15/25	50	52
2.600%, 10/01/20	50	50
2.500%, 07/15/21	35	35

Tyson Foods 4.875%, 08/15/34	200	228

Unilever Capital 4.250%, 02/10/21	150	155
3.250%, 03/07/24	150	156
2.200%, 05/05/22	100	100

Walgreens Boots Alliance 4.800%, 11/18/44	200	201
3.450%, 06/01/26	165	167

Walmart 4.050%, 06/29/48	35	40
3.950%, 06/28/38	115	128
3.700%, 06/26/28	100	109
3.625%, 12/15/47	250	267
3.400%, 06/26/23	50	53
3.300%, 04/22/24	100	105
3.250%, 07/08/29	140	148
2.650%, 12/15/24	50	51
1.900%, 12/15/20	300	299

		17,426

Energy — 4.0%

Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47 (A)	3,286	3,606

Anadarko Petroleum 6.600%, 03/15/46	200	261
5.550%, 03/15/26	2,454	2,758
4.850%, 03/15/21	544	563

Andeavor Logistics 5.200%, 12/01/47	150	159
3.500%, 12/01/22	25	25

Apache 5.350%, 07/01/49	50	53
4.375%, 10/15/28	100	104
3.250%, 04/15/22	41	42

Baker Hughes a GE 3.337%, 12/15/27	100	101

Boardwalk Pipelines 4.950%, 12/15/24	50	53

BP Capital Markets 3.561%, 11/01/21	200	206
3.062%, 03/17/22	200	205
2.500%, 11/06/22	250	251

Canadian Natural Resources 3.900%, 02/01/25	150	156
3.850%, 06/01/27	100	104

Cenovus Energy 5.250%, 06/15/37	200	209
3.000%, 08/15/22	20	20

Chevron 2.954%, 05/16/26	50	52

Description	Face Amount (000)	Value (000)
2.566%, 05/16/23	$50	$51
2.419%, 11/17/20	100	100
2.355%, 12/05/22	150	151
2.100%, 05/16/21	50	50

Cimarex Energy 3.900%, 05/15/27	100	103

CNOOC Finance 2015 USA 3.500%, 05/05/25	200	206

Concho Resources 4.850%, 08/15/48	15	17
4.375%, 01/15/25	50	52
4.300%, 08/15/28	10	11

ConocoPhillips 6.500%, 02/01/39	300	421

Continental Resources 5.000%, 09/15/22	44	44
4.900%, 06/01/44	20	21
4.500%, 04/15/23	40	42
4.375%, 01/15/28	25	26
3.800%, 06/01/24	25	26

Devon Energy 4.000%, 07/15/21	649	666
3.250%, 05/15/22	100	102

Ecopetrol 7.375%, 09/18/43	200	256
5.875%, 09/18/23	100	111
5.875%, 05/28/45	615	680

Emera US Finance 4.750%, 06/15/46	200	217
2.700%, 06/15/21	745	747

Enbridge 3.700%, 07/15/27	100	103

Enbridge Energy Partners 5.875%, 10/15/25	100	115

Encana 3.900%, 11/15/21	50	51

Energy Transfer Operating 6.250%, 04/15/49	1,530	1,813
6.125%, 12/15/45	150	170
6.000%, 06/15/48	125	143
5.875%, 01/15/24	4,542	5,056
5.800%, 06/15/38	225	250
5.250%, 04/15/29	50	56
4.200%, 04/15/27	200	208

Energy Transfer Partners 4.500%, 11/01/23	100	106

Enterprise Products Operating 6.450%, 09/01/40	150	193
5.950%, 02/01/41	100	122
5.100%, 02/15/45	1,710	1,955
4.800%, 02/01/49	25	28
4.250%, 02/15/48	25	26
4.200%, 01/31/50	35	36
4.150%, 10/16/28	175	190
3.500%, 02/01/22	25	26
3.350%, 03/15/23	100	103
2.850%, 04/15/21	30	30

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

EOG Resources 3.150%, 04/01/25	$100	$103
2.625%, 03/15/23	100	101

EQM Midstream Partners 6.500%, 07/15/48	100	105

Equinor 3.950%, 05/15/43	200	216
3.700%, 03/01/24	100	106
2.450%, 01/17/23	125	126

Equities 3.900%, 10/01/27	50	47

Exxon Mobil 4.114%, 03/01/46	150	172
3.043%, 03/01/26	50	52
2.726%, 03/01/23	35	36
2.709%, 03/06/25	150	153
2.222%, 03/01/21	20	20

Fermaca Enterprises 6.375%, 03/30/38 (A)	1,005	1,044

Halliburton 5.000%, 11/15/45	100	109
3.800%, 11/15/25	150	157
3.500%, 08/01/23	100	104
3.250%, 11/15/21	3,280	3,345

Hess 7.875%, 10/01/29	726	918
7.300%, 08/15/31	248	304
7.125%, 03/15/33	1,036	1,270
4.300%, 04/01/27	200	208

Hunt Oil of Peru Sucursal Del Peru 6.375%, 06/01/28 (A)	730	814

Husky Energy 4.000%, 04/15/24	100	104

KazMunayGas National JSC 5.750%, 04/19/47 (A)	1,050	1,188

Kinder Morgan 5.550%, 06/01/45	300	347
4.300%, 03/01/28	100	107

Kinder Morgan Energy Partners 6.375%, 03/01/41	150	181
5.500%, 03/01/44	100	113
3.500%, 03/01/21	20	20

Kosmos Energy 7.125%, 04/04/26 (A)	590	594

Magellan Midstream Partners 4.250%, 02/01/21	100	103

Marathon Oil 6.600%, 10/01/37	150	185

Marathon Petroleum 6.500%, 03/01/41	250	312
3.800%, 04/01/28	30	30
3.400%, 12/15/20	557	563

MPLX 5.200%, 03/01/47	200	215

Description	Face Amount (000)	Value (000)
4.800%, 02/15/29	$70	$77
4.125%, 03/01/27	65	68
4.000%, 02/15/25	25	26

National Oilwell Varco 2.600%, 12/01/22	100	100

Newfield Exploration 5.750%, 01/30/22	3,399	3,638
5.625%, 07/01/24	200	221
5.375%, 01/01/26	4,123	4,518

Nexen 6.400%, 05/15/37	150	199

Noble Energy 6.000%, 03/01/41	869	995
4.950%, 08/15/47	100	106
4.150%, 12/15/21	100	103

Occidental Petroleum 4.400%, 04/15/46	200	207
3.400%, 04/15/26	70	71

Odebrecht Oil & Gas Finance 0.511%, 01/03/68 (A) (B)	97	1

ONEOK 5.200%, 07/15/48	75	83
4.550%, 07/15/28	50	54
4.000%, 07/13/27	30	31

ONEOK Partners 3.375%, 10/01/22	100	102

Pertamina Persero 6.500%, 11/07/48 (A)	1,217	1,504
6.450%, 05/30/44 (A)	1,205	1,475
5.250%, 05/23/21 (A)	503	527

Peru LNG Srl 5.375%, 03/22/30 (A)	785	843

Petrobras Global Finance BV 8.750%, 05/23/26	860	1,062
5.999%, 01/27/28	2,360	2,509

Petroleos de Venezuela 9.000%, 11/17/21 (C)	660	152
8.500%, 10/27/20 (A) (C)	123	107
6.000%, 11/15/26 (A) (C)	785	118
5.375%, 04/12/27 (C)	670	100

Petroleos Mexicanos 6.875%, 08/04/26	50	51
6.750%, 09/21/47	1,843	1,641
6.625%, 06/15/35	480	443
6.500%, 03/13/27	1,975	1,950
6.500%, 01/23/29	685	663
6.500%, 06/02/41	350	311
6.375%, 02/04/21	50	51
6.375%, 01/23/45	190	163
6.350%, 02/12/48	1,461	1,254
5.500%, 01/21/21	100	101
5.350%, 02/12/28	255	232
4.875%, 01/24/22	845	843
4.625%, 09/21/23	200	197
3.500%, 07/23/20	100	100
3.500%, 01/30/23	455	432

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Phillips 66 4.650%, 11/15/34	$300	$334

Phillips 66 Partners 3.605%, 02/15/25	25	26

Pioneer Natural Resources 3.450%, 01/15/21	100	101

Plains All American Pipeline 4.900%, 02/15/45	178	177
4.650%, 10/15/25	6,791	7,243
3.850%, 10/15/23	150	155

Sabine Pass Liquefaction 5.625%, 02/01/21	140	146
5.625%, 03/01/25	85	95
5.000%, 03/15/27	300	329

Saudi Arabian Oil 4.375%, 04/16/49 (A)	354	359
4.250%, 04/16/39 (A)	1,435	1,453
2.875%, 04/16/24 (A)	1,847	1,859

Shell International Finance 4.550%, 08/12/43	400	469
2.875%, 05/10/26	100	102
1.875%, 05/10/21	200	199

Shell International Finance BV 3.875%, 11/13/28	100	109

Sinopec Group Overseas Development 2016 2.750%, 09/29/26 (A)	460	448

Southern Gas Corridor CJSC 6.875%, 03/24/26 (A)	840	974

Spectra Energy Partners 3.500%, 03/15/25	100	103

Stoneway Capital 10.000%, 03/01/27 (A)	444	419

Suncor Energy 6.500%, 06/15/38	150	201

Sunoco Logistics Partners Operations 4.400%, 04/01/21	100	103

Total Capital 3.883%, 10/11/28	50	55

Total Capital Canada 2.750%, 07/15/23	100	102

Total Capital International 3.455%, 02/19/29	25	27
2.700%, 01/25/23	100	101

TransCanada PipeLines 5.100%, 03/15/49	25	29
4.875%, 01/15/26	100	110
4.625%, 03/01/34	300	333
4.250%, 05/15/28	25	27

Transportadora de Gas del Sur 6.750%, 05/02/25 (A)	220	212

Ultrapar International 5.250%, 06/06/29 (A)	870	890

Description	Face Amount (000)(1)	Value (000)

Valero Energy 4.350%, 06/01/28	642	$685
4.000%, 04/01/29	35	36
3.650%, 03/15/25	100	104

Western Midstream Operating 5.300%, 03/01/48	200	186

Williams 8.750%, 03/15/32	3,208	4,566
5.750%, 06/24/44	20	23
5.100%, 09/15/45	300	324
4.850%, 03/01/48	25	27
4.550%, 06/24/24	45	48
3.700%, 01/15/23	15	16
3.600%, 03/15/22	100	103

YPF 16.500%, 05/09/22 (ARS) (A)	6,000	86

		88,303

Financials — 7.0%

Aflac 4.750%, 01/15/49	15	18
3.625%, 06/15/23	100	105

AIG Global Funding 1.950%, 10/18/19 (A)	1,400	1,398

Allstate 4.200%, 12/15/46	200	224

American Express 4.200%, 11/06/25	105	115
3.400%, 02/27/23	150	155
3.125%, 05/20/26	100	103
2.750%, 05/20/22	4,253	4,305
2.500%, 08/01/22	100	100

American Express Credit 2.700%, 03/03/22	100	101
2.250%, 05/05/21	100	100

American Financial Group 3.500%, 08/15/26	35	35

American International Group 4.750%, 04/01/48	150	166
4.700%, 07/10/35	200	219
4.500%, 07/16/44	2,259	2,388
3.875%, 01/15/35	200	199

Andina de Fomento 4.375%, 06/15/22	100	105
3.750%, 11/23/23	90	94

Aon 5.000%, 09/30/20	100	103
4.500%, 12/15/28	50	55

Ares Capital 4.200%, 06/10/24	65	66

Assurant 4.000%, 03/15/23	74	77

Australia & New Zealand Banking Group NY 2.625%, 05/19/22	250	252

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

AXA Equitable Holdings 4.350%, 04/20/28	150	$158

Banco del Estado de Chile 2.668%, 01/08/21 (A)	1,877	1,877

Banco Santander 3.306%, 06/27/29	200	201
3.125%, 02/23/23	200	203

Bank of America 5.000%, 01/21/44	250	305
4.450%, 03/03/26	130	140
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/50	150	167
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	200	218
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/38	100	109
4.200%, 08/26/24	165	175
4.183%, 11/25/27	250	265
4.100%, 07/24/23	100	107
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/40	100	107
4.000%, 01/22/25	912	959
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/30	40	43
3.950%, 04/21/25	200	210
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/49	100	105
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/27	5,187	5,415
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/24	250	259
3.500%, 04/19/26	50	52
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/22	2,983	3,041
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/25	365	379
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	200	206
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/25	100	103
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/23	200	202
2.503%, 10/21/22	100	100
2.151%, 11/09/20	100	100

Bank of Georgia JSC 11.000%, 06/01/20 (GEL) (A)	870	306
6.000%, 07/26/23 (A)	750	754

Description	Face Amount (000)	Value (000)

Bank of Montreal 3.300%, 02/05/24	$100	$104
3.100%, 07/13/20	50	50
3.100%, 04/13/21	60	61
2.900%, 03/26/22	4,005	4,066
2.500%, 06/28/24	65	65

Bank of New York Mellon 3.550%, 09/23/21	100	103
3.450%, 08/11/23	50	52
3.400%, 01/29/28	50	52
3.300%, 08/23/29	100	104
3.000%, 02/24/25	100	103
2.950%, 01/29/23	50	51
2.500%, 04/15/21	100	100
2.450%, 11/27/20	50	50
2.450%, 08/17/26	50	50

Bank of Nova Scotia 3.125%, 04/20/21	150	153
2.800%, 07/21/21	100	101
2.450%, 03/22/21	50	50
2.150%, 07/14/20	200	200

Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/23	200	207
4.375%, 01/12/26	200	207
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	3,259	3,366

Barclays Bank 2.650%, 01/11/21	200	201

BAT Capital 4.540%, 08/15/47	100	93
4.390%, 08/15/37	150	142
3.557%, 08/15/27	100	100
3.222%, 08/15/24	50	50
2.764%, 08/15/22	50	50
2.297%, 08/14/20	50	50

BB&T 3.875%, 03/19/29	100	107
3.750%, 12/06/23	100	106
3.700%, 06/05/25	50	53
3.050%, 06/20/22	5,220	5,332
2.750%, 04/01/22	200	202

Berkshire Hathaway 3.125%, 03/15/26	200	207

Berkshire Hathaway Finance 4.300%, 05/15/43	200	223
4.250%, 01/15/49	50	56

BlackRock 3.250%, 04/30/29	100	105
3.200%, 03/15/27	100	104

BP Capital Markets America 4.234%, 11/06/28	100	110
3.410%, 02/11/26	100	105
2.112%, 09/16/21	100	100

BPCE 4.000%, 04/15/24	250	266

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Brighthouse Financial 3.700%, 06/22/27	$50	$48

Brookfield Finance 3.900%, 01/25/28	100	102

Canadian Imperial Bank of Commerce 3.100%, 04/02/24	100	102
2.700%, 02/02/21	40	41

Capital One Financial 4.250%, 04/30/25	2,047	2,194
3.900%, 01/29/24	1,447	1,521
3.800%, 01/31/28	100	103
3.750%, 07/28/26	100	102
3.450%, 04/30/21	50	51
3.300%, 10/30/24	100	102
3.200%, 02/05/25	50	51
3.050%, 03/09/22	150	152

Charles Schwab 4.450%, 07/22/20	100	102
3.550%, 02/01/24	100	106

Chubb INA Holdings 3.350%, 05/15/24	100	105
3.350%, 05/03/26	150	157
2.875%, 11/03/22	150	153

Citigroup 8.125%, 07/15/39	250	400
4.750%, 05/18/46	100	113
4.650%, 07/23/48	362	421
4.450%, 09/29/27	4,085	4,401
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	100	112
4.125%, 07/25/28	85	90
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/29	150	161
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/24	50	53
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/30	150	160
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/28	200	212
3.750%, 06/16/24	100	106
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/28	100	104
3.500%, 05/15/23	100	103
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/25	100	103
3.300%, 04/27/25	100	104
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/23	185	188
2.900%, 12/08/21	100	101

Description	Face Amount (000)(1)	Value (000)
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/23	3,549	$3,595
2.750%, 04/25/22	100	101
2.700%, 10/27/22	300	303
2.650%, 10/26/20	100	100

Citigroup Global Markets Holdings
16.986%, 09/09/19 (UAH) (A) (B) (D)	29,500	1,092

Citizens Financial Group 2.375%, 07/28/21	30	30

CME Group 3.000%, 03/15/25	150	155

CNO Financial Group 5.250%, 05/30/29	100	108

Comerica 4.000%, 02/01/29	50	54
3.700%, 07/31/23	25	26

Cooperatieve Rabobank UA 5.250%, 05/24/41	100	128
4.625%, 12/01/23	1,085	1,162
3.375%, 05/21/25	250	263
2.750%, 01/10/23	250	253

Credit Suisse Group Funding Guernsey 4.875%, 05/15/45	250	292
3.125%, 12/10/20	250	252

Deutsche Bank NY 3.700%, 05/30/24	85	83
3.150%, 01/22/21	100	99
2.950%, 08/20/20	100	99
2.700%, 07/13/20	150	150

Development Bank of Kazakhstan JSC 8.950%, 05/04/23 (KZT) (A)	290,000	741

Discover Bank 3.450%, 07/27/26	250	254

Discover Financial Services 4.100%, 02/09/27	40	42

E*TRADE Financial 4.500%, 06/20/28	50	53

Fibria Overseas Finance 5.500%, 01/17/27	25	27

Fidelity National Financial 4.500%, 08/15/28	50	52

Fifth Third Bancorp 3.650%, 01/25/24	100	105

Fifth Third Bank 3.950%, 07/28/25	200	216

First Republic Bank 4.625%, 02/13/47	200	215

FMS Wertmanagement 1.375%, 06/08/21	200	198

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

Goldman Sachs Group 5.750%, 01/24/22	350	$378
5.150%, 05/22/45	350	401
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/39	1,648	1,783
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/29	3,005	3,223
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/38	150	155
3.750%, 05/22/25	100	105
3.750%, 02/25/26	250	261
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/28	165	170
3.625%, 02/20/24	30	31
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	75	77
3.200%, 02/23/23	150	154
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/23	100	101
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/22	100	101
2.750%, 09/15/20	75	75
2.625%, 04/25/21	100	100
2.600%, 04/23/20	1,225	1,227
2.600%, 12/27/20	100	100
2.350%, 11/15/21	45	45

Hanover Insurance Group 4.500%, 04/15/26	100	106

Hartford Financial Services Group 5.500%, 03/30/20	630	644
4.400%, 03/15/48	100	109

HSBC Bank
12.508%, 03/09/20 (NGN) (A) (B)	430,000	1,095

HSBC Holdings 5.250%, 03/14/44	200	234
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	200	219
4.250%, 08/18/25	200	211
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/28	200	210
4.000%, 03/30/22	100	104
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/30	2,046	2,137
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/24	1,332	1,393

Description	Face Amount (000)	Value (000)
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/25	$5,816	$6,060
3.600%, 05/25/23	200	208
2.950%, 05/25/21	200	202
2.650%, 01/05/22	300	301

Huntington National Bank 2.500%, 08/07/22	250	252

Industrial & Commercial Bank of China NY 2.905%, 11/13/20	250	251

ING Groep 4.100%, 10/02/23	200	211
4.050%, 04/09/29	200	214

Intercontinental Exchange 4.000%, 10/15/23	150	160

Jefferies Group 6.875%, 04/15/21	100	107

JPMorgan Chase 5.600%, 07/15/41	250	325
4.350%, 08/15/21	250	260
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/29	100	109
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/29	150	162
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/48	1,534	1,628
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/49	150	157
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/38	150	157
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/24	100	105
3.702%, VAR ICE LIBOR USD 3 Month+1.160%, 05/06/30	300	316
3.625%, 05/13/24	100	105
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/24	75	78
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	200	208
3.300%, 04/01/26	100	103
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	160	165
3.200%, 06/15/26	100	103
3.125%, 01/23/25	150	154
2.972%, 01/15/23	400	406
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/23	75	76

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
2.700%, 05/18/23	100	$101
2.550%, 10/29/20	180	181
2.400%, 06/07/21	50	50

JPMorgan Chase Bank
8.375%, 03/17/34 (IDR) (A) (D)	13,200,000	990
8.250%, 05/17/36 (IDR) (A) (D)	9,300,000	692
5.625%, 05/17/23 (IDR) (A) (D)	16,000,000	1,087

KeyBank 2.400%, 06/09/22	250	251

KFW 2.500%, 11/20/24	300	310
1.875%, 11/30/20	200	200

Kreditanstalt fuer Wiederaufbau 2.875%, 04/03/28	90	96
2.750%, 07/15/20	200	202
2.625%, 04/12/21	100	101
2.500%, 02/15/22	400	407
2.375%, 12/29/22	280	285
2.125%, 03/07/22	150	151
1.750%, 09/15/21	200	200

Lazard Group 3.750%, 02/13/25	50	52

Lincoln National 3.625%, 12/12/26	100	104

Lloyds Banking Group 4.582%, 12/10/25	200	209
4.450%, 05/08/25	200	213
3.900%, 03/12/24	200	208
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/23	200	200

Loews 2.625%, 05/15/23	100	101

Manufacturers & Traders Trust 2.625%, 01/25/21	250	251

Manulife Financial 5.375%, 03/04/46	50	61

Markel 3.500%, 11/01/27	50	50

Marsh & McLennan 4.375%, 03/15/29	45	50
3.750%, 03/14/26	150	158
2.750%, 01/30/22	30	30

MetLife 6.400%, 12/15/36	1,841	2,105
3.600%, 04/10/24	100	106
3.600%, 11/13/25	50	53

Mitsubishi UFJ Financial Group 4.153%, 03/07/39	35	38
3.961%, 03/02/28	225	244
3.850%, 03/01/26	200	212
3.741%, 03/07/29	150	161
3.535%, 07/26/21	30	31
3.407%, 03/07/24	50	52

Description	Face Amount (000)	Value (000)
3.287%, 07/25/27	$50	$52
3.218%, 03/07/22	1,635	1,670
2.665%, 07/25/22	50	50

Mizuho Financial Group
3.922%, VAR ICE LIBOR USD 3 Month+1.000%, 09/11/24	200	209
2.601%, 09/11/22	200	200

Moody’s 4.250%, 02/01/29	150	164

Morgan Stanley 6.375%, 07/24/42	200	279
4.875%, 11/01/22	100	107
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/30	150	166
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/38	100	105
3.875%, 04/29/24	400	424
3.875%, 01/27/26	200	213
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/24	90	94
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/28	150	156
3.125%, 01/23/23	150	153
3.125%, 07/27/26	250	255
2.500%, 04/21/21	250	250

MUFG Americas Holdings 3.000%, 02/10/25	160	162

Nasdaq 3.850%, 06/30/26	150	157

National Australia Bank 3.700%, 11/04/21	1,405	1,449
3.375%, 09/20/21	350	358

National Rural Utilities Cooperative Finance 3.400%, 02/07/28	100	105
2.700%, 02/15/23	100	101

New York Life Global Funding 3.250%, 08/06/21 (A)	1,872	1,914

Northern Trust 3.650%, 08/03/28	25	27
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/32	63	64

ORIX 4.050%, 01/16/24	50	53
2.900%, 07/18/22	30	31

PNC Bank 2.500%, 01/22/21	250	251
2.450%, 07/28/22	250	252

PNC Financial Services Group 3.500%, 01/23/24	125	132
3.450%, 04/23/29	50	52

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

Principal Financial Group 3.400%, 05/15/25	100	$103

Progressive 4.125%, 04/15/47	100	111
4.000%, 03/01/29	50	55

Prudential Financial 4.600%, 05/15/44	200	230
3.500%, 05/15/24	200	212

Regions Financial 3.800%, 08/14/23	50	52
3.200%, 02/08/21	50	51
2.750%, 08/14/22	50	50

Reinsurance Group of America 3.900%, 05/15/29	50	52

RenaissanceRe Holdings 3.600%, 04/15/29	50	51

Royal Bank of Canada 3.200%, 04/30/21	75	76
2.800%, 04/29/22	100	102
2.750%, 02/01/22	250	254

Royal Bank of Scotland Group 6.125%, 12/15/22	70	75
6.100%, 06/10/23	30	33
6.000%, 12/19/23	60	65
5.125%, 05/28/24	65	69
5.076%, VAR ICE LIBOR USD 3 Month+1.905%, 01/27/30	200	217
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/25	200	207

S&P Global 4.000%, 06/15/25	100	109

Santander Holdings USA 4.450%, 12/03/21	30	31
4.400%, 07/13/27	25	26
3.500%, 06/07/24	3,505	3,560

Santander UK 2.875%, 06/18/24	200	201

Santander UK Group Holdings
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/24	200	202
3.125%, 01/08/21	100	100

Shriram Transport Finance 5.950%, 10/24/22 (A)	1,080	1,097

Standard Chartered Bank
11.000%, 08/05/25 (LKR) (A) (D)	49,000	288
10.750%, 03/03/21 (LKR) (A) (D)	75,000	435
8.250%, 05/19/36 (IDR) (A) (D)	13,160,000	979
7.610%, 05/13/30 (INR) (A) (D) (E)	24,000	363

Sumitomo Mitsui Financial Group 3.944%, 07/19/28	100	109

Description	Face Amount (000)	Value (000)
3.784%, 03/09/26	$50	$53
3.748%, 07/19/23	100	105
3.544%, 01/17/28	50	53
3.446%, 01/11/27	50	52
3.364%, 07/12/27	100	104
3.102%, 01/17/23	50	51
2.934%, 03/09/21	250	252
2.846%, 01/11/22	50	50
2.784%, 07/12/22	50	51
2.778%, 10/18/22	50	50

SunTrust Banks
3.689%, VAR ICE LIBOR USD 3 Month+0.735%, 08/02/24	150	156
2.900%, 03/03/21	50	51
2.700%, 01/27/22	150	151

Svensk Exportkredit 2.875%, 05/22/21	200	204

Svenska Handelsbanken 3.900%, 11/20/23	2,291	2,428
1.950%, 09/08/20	250	249

Synchrony Financial 4.500%, 07/23/25	100	105
4.375%, 03/19/24	35	37

Syngenta Finance 5.676%, 04/24/48 (A)	229	227
4.892%, 04/24/25 (A)	3,199	3,339
4.441%, 04/24/23 (A)	1,087	1,130

TBC Bank JSC 5.750%, 06/19/24 (A)	670	661

TC Ziraat Bankasi 5.125%, 05/03/22 (A)	200	187

TD Ameritrade Holding 3.750%, 04/01/24	100	106
3.300%, 04/01/27	30	31

Toronto-Dominion Bank 3.250%, 06/11/21	50	51
2.650%, 06/12/24	3,547	3,579
2.500%, 12/14/20	150	151
2.125%, 04/07/21	50	50
1.950%, 04/02/20 (A)	473	472
1.800%, 07/13/21	100	99

Travelers 4.050%, 03/07/48	100	111
3.900%, 11/01/20	100	102

UBS 2.450%, 12/01/20 (A)	1,457	1,458

Unum Group 4.000%, 03/15/24	50	52

US Bancorp 3.150%, 04/27/27	200	208
2.625%, 01/24/22	200	202
2.375%, 07/22/26	250	248

Voya Financial 3.125%, 07/15/24	50	51

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

WEA Finance 3.750%, 09/17/24 (A)	$1,884	$1,966
3.500%, 06/15/29 (A)	1,518	1,533
3.150%, 04/05/22 (A)	2,466	2,507

Wells Fargo 4.900%, 11/17/45	817	949
4.650%, 11/04/44	350	390
4.150%, 01/24/29	100	109
4.125%, 08/15/23	200	211
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/28	200	209
3.550%, 09/29/25	100	104
3.000%, 01/22/21	100	101
3.000%, 02/19/25	100	102
3.000%, 04/22/26	100	101
3.000%, 10/23/26	250	253
2.625%, 07/22/22	150	151
2.550%, 12/07/20	85	85
2.500%, 03/04/21	3,417	3,424

Wells Fargo Bank 6.600%, 01/15/38	250	348
3.550%, 08/14/23	250	261
2.600%, 01/15/21	250	251

Westpac Banking
4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	200	207
3.300%, 02/26/24	50	52
2.700%, 08/19/26	100	100
2.600%, 11/23/20	150	151
2.000%, 08/19/21	50	50

Willis North America 4.500%, 09/15/28	100	107
3.600%, 05/15/24	50	52

		153,414

Health Care — 1.8%

Abbott Laboratories 4.900%, 11/30/46	200	247
3.750%, 11/30/26	100	108
3.400%, 11/30/23	35	36
2.900%, 11/30/21	5,893	5,991

AbbVie 4.875%, 11/14/48	695	732
4.700%, 05/14/45	200	204
4.500%, 05/14/35	200	206
4.300%, 05/14/36	150	150
4.250%, 11/14/28	15	16
3.750%, 11/14/23	35	36
3.375%, 11/14/21	100	102
3.200%, 11/06/22	100	102
2.850%, 05/14/23	50	50
2.300%, 05/14/21	50	50

Aetna 2.800%, 06/15/23	25	25
2.750%, 11/15/22	150	151

Description	Face Amount (000)	Value (000)

Agilent Technologies 3.050%, 09/22/26	$65	$66

Allergan Funding SCS 4.550%, 03/15/35	300	303
3.800%, 03/15/25	190	197

AmerisourceBergen 3.400%, 05/15/24	100	103

Amgen 4.563%, 06/15/48	300	325
1.850%, 08/19/21	200	198

Anthem 4.650%, 01/15/43	150	164
3.650%, 12/01/27	65	68
3.350%, 12/01/24	150	155
3.300%, 01/15/23	200	205

AstraZeneca 4.375%, 08/17/48	100	113
2.375%, 11/16/20	150	150
2.375%, 06/12/22	100	100

Baxter International 2.600%, 08/15/26	100	99

Becton Dickinson 4.685%, 12/15/44	157	174
3.700%, 06/06/27	33	34
3.125%, 11/08/21	100	102

Biogen 3.625%, 09/15/22	100	103

Boston Scientific 4.550%, 03/01/39	150	166
3.375%, 05/15/22	100	103

Bristol-Myers Squibb 4.250%, 10/26/49 (A)	40	44
4.125%, 06/15/39 (A)	994	1,072
3.400%, 07/26/29 (A)	80	84
3.200%, 06/15/26 (A)	250	260
2.900%, 07/26/24 (A)	55	56
2.600%, 05/16/22 (A)	50	51
2.000%, 08/01/22	100	99

Cardinal Health 3.200%, 03/15/23	100	101
3.079%, 06/15/24	150	151

Celgene 5.000%, 08/15/45	250	297
3.875%, 08/15/25	100	107
3.250%, 02/20/23	100	103
2.875%, 02/19/21	45	45

Cigna 4.900%, 12/15/48 (A)	1,120	1,218
4.800%, 08/15/38 (A)	230	248
4.375%, 10/15/28 (A)	190	205
4.125%, 11/15/25 (A)	2,288	2,437
3.750%, 07/15/23 (A)	55	57
3.400%, 09/17/21 (A)	3,806	3,880
3.200%, 09/17/20 (A)	150	151

Cigna Holding 4.000%, 02/15/22	100	103

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

CVS Health 5.125%, 07/20/45	$200	$213
5.050%, 03/25/48	1,820	1,939
4.780%, 03/25/38	100	104
4.300%, 03/25/28	310	327
3.875%, 07/20/25	120	125
3.700%, 03/09/23	115	119
3.350%, 03/09/21	295	299
2.875%, 06/01/26	200	196
2.125%, 06/01/21	50	50

CVS Pass-Through Trust 4.163%, 08/11/36 (A)	583	590

Danaher 3.350%, 09/15/25	30	31

Eli Lilly 3.875%, 03/15/39	150	162
3.100%, 05/15/27	49	51
2.350%, 05/15/22	100	101

Express Scripts Holding 4.750%, 11/15/21	100	105

Gilead Sciences 4.600%, 09/01/35	400	450
4.500%, 02/01/45	150	164
2.550%, 09/01/20	150	151
2.500%, 09/01/23	35	35
1.950%, 03/01/22	15	15

GlaxoSmithKline Capital 3.875%, 05/15/28	150	164
3.375%, 06/01/29	100	106
2.850%, 05/08/22	100	102
2.800%, 03/18/23	125	127

HCA 5.875%, 03/15/22	65	71
5.500%, 06/15/47	40	43
5.250%, 04/15/25	35	39
5.250%, 06/15/26	40	44
5.250%, 06/15/49	1,870	1,944
5.125%, 06/15/39	25	26
5.000%, 03/15/24	55	60
4.750%, 05/01/23	35	37
4.500%, 02/15/27	30	32
4.125%, 06/15/29	20	21

Humana 4.950%, 10/01/44	200	221

Johnson & Johnson 3.625%, 03/03/37	150	161
2.900%, 01/15/28	150	154
2.625%, 01/15/25	100	102
2.450%, 12/05/21	100	101
2.450%, 03/01/26	200	201

Kaiser Foundation Hospitals 4.875%, 04/01/42	150	183
3.150%, 05/01/27	25	26

Laboratory Corp of America Holdings 3.250%, 09/01/24	100	102

Description	Face Amount (000)	Value (000)

McKesson 2.850%, 03/15/23	$200	$201

Medtronic 4.625%, 03/15/45	200	242
4.375%, 03/15/35	200	230
2.750%, 04/01/23	100	102

Merck 4.150%, 05/18/43	100	111
4.000%, 03/07/49	1,779	1,978
3.900%, 03/07/39	50	54
3.400%, 03/07/29	50	53
2.900%, 03/07/24	25	26
2.750%, 02/10/25	200	206

Mylan 5.250%, 06/15/46	200	186
3.750%, 12/15/20	100	101

Novartis Capital 4.400%, 05/06/44	150	176
3.400%, 05/06/24	100	105
3.000%, 11/20/25	50	52
2.400%, 05/17/22	50	50

Pfizer 5.200%, 08/12/20	100	103
4.200%, 09/15/48	15	17
4.125%, 12/15/46	100	111
4.100%, 09/15/38	25	28
4.000%, 12/15/36	250	272
4.000%, 03/15/49	50	54
3.900%, 03/15/39	25	27
3.450%, 03/15/29	50	53
3.200%, 09/15/23	25	26
3.000%, 09/15/21	20	20
3.000%, 06/15/23	100	103
2.950%, 03/15/24	50	52

Quest Diagnostics 4.200%, 06/30/29	150	160

Sanofi 3.375%, 06/19/23	200	208

Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	60	61
2.875%, 09/23/23	50	50
2.400%, 09/23/21	150	150

SSM Health Care 3.688%, 06/01/23	20	21

Stanford Health Care 3.795%, 11/15/48	100	107

Stryker 4.625%, 03/15/46	100	114
3.500%, 03/15/26	25	26
3.375%, 11/01/25	50	52

Takeda Pharmaceutical 5.000%, 11/26/28 (A)	200	227

Teva Pharmaceutical Finance Netherlands III BV 6.750%, 03/01/28	775	713
4.100%, 10/01/46	521	354

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Thermo Fisher Scientific 3.600%, 08/15/21	$100	$102
3.200%, 08/15/27	100	103
3.000%, 04/15/23	200	205
2.950%, 09/19/26	30	30

UnitedHealth Group 4.750%, 07/15/45	100	118
4.625%, 07/15/35	200	230
4.450%, 12/15/48	10	11
4.250%, 04/15/47	100	110
4.250%, 06/15/48	50	56
3.875%, 12/15/28	10	11
3.850%, 06/15/28	50	54
3.750%, 07/15/25	50	53
3.700%, 12/15/25	10	11
3.500%, 06/15/23	50	52
3.500%, 02/15/24	10	10
3.150%, 06/15/21	50	51
2.950%, 10/15/27	150	153
2.875%, 03/15/22	100	102

Zimmer Biomet Holdings 3.550%, 04/01/25	150	155

Zoetis 4.450%, 08/20/48	125	138
3.250%, 02/01/23	50	51
3.000%, 09/12/27	50	50

		40,035

Industrials — 1.6%

3M 5.700%, 03/15/37	150	193
4.000%, 09/14/48	100	108

ABB Finance USA 3.800%, 04/03/28	150	162

AerCap Ireland Capital 4.625%, 10/30/20	225	231
4.500%, 05/15/21	1,375	1,418

AerCap Ireland Capital DAC 4.125%, 07/03/23	150	156

Aeropuerto Internacional de Tocumen 6.000%, 11/18/48 (A)	390	459

Air Lease 4.625%, 10/01/28	100	107
3.250%, 03/01/25	150	151

Aircastle 5.500%, 02/15/22	15	16
5.125%, 03/15/21	15	16
5.000%, 04/01/23	15	16
4.250%, 06/15/26	3,451	3,491
4.125%, 05/01/24	15	15

Allegion US Holding 3.550%, 10/01/27	50	49

American Airlines Pass-Through Trust 4.950%, 01/15/23	102	107

Description	Face Amount (000)	Value (000)

Boeing 3.900%, 05/01/49	$25	$26
3.600%, 05/01/34	25	26
3.450%, 11/01/28	50	53
3.200%, 03/01/29	25	26
3.100%, 05/01/26	25	26
2.350%, 10/30/21	150	150
2.125%, 03/01/22	50	50

Burlington Northern Santa Fe 4.900%, 04/01/44	200	245
4.150%, 12/15/48	105	119
3.750%, 04/01/24	200	213
3.050%, 03/15/22	100	102

Canadian National Railway 4.450%, 01/20/49	150	179

Canadian Pacific Railway 4.000%, 06/01/28	15	16
2.900%, 02/01/25	100	103

Caterpillar 5.200%, 05/27/41	100	127
3.900%, 05/27/21	50	52
3.400%, 05/15/24	100	105

Caterpillar Financial Services 3.650%, 12/07/23	100	105
3.450%, 05/15/23	150	157
3.150%, 09/07/21	55	56

Cintas No. 2 3.700%, 04/01/27	200	213

CNH Industrial Capital 4.875%, 04/01/21	10	10
4.375%, 11/06/20	15	15
4.375%, 04/05/22	10	11
4.200%, 01/15/24	50	52
3.875%, 10/15/21	10	10

CSX 4.250%, 03/15/29	65	72
3.800%, 03/01/28	100	108
3.800%, 11/01/46	200	202
3.250%, 06/01/27	50	52

Delta Air Lines 4.375%, 04/19/28	50	51
2.600%, 12/04/20	45	45

DP World 6.850%, 07/02/37 (A)	556	698
5.625%, 09/25/48 (A)	645	714

Eaton 3.103%, 09/15/27	100	102

Embraer Netherlands Finance BV 5.400%, 02/01/27	65	72

Emerson Electric 2.625%, 02/15/23	100	102

Eskom Holdings SOC 6.750%, 08/06/23 (A)	710	743
6.350%, 08/10/28 (A)	775	839
5.750%, 01/26/21 (A)	690	695

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

FedEx 4.950%, 10/17/48	$100	$109
4.750%, 11/15/45	100	105
4.100%, 02/01/45	379	362
3.200%, 02/01/25	200	206

Fluor 4.250%, 09/15/28	50	52

Fortune Brands Home & Security 4.000%, 09/21/23	50	53

GATX 3.850%, 03/30/27	200	204

GE Capital International Funding Unlimited Co 4.418%, 11/15/35	400	396
2.342%, 11/15/20	250	249

General Dynamics 3.750%, 05/15/28	55	60
3.500%, 05/15/25	200	213
2.250%, 11/15/22	100	101

General Electric 6.875%, 01/10/39	300	376
3.450%, 05/15/24	100	103
2.700%, 10/09/22	1,545	1,543

Georgian Oil and Gas JSC 6.750%, 04/26/21 (A)	200	208

Georgian Railway 7.750%, 07/11/22 (A)	1,300	1,411

Honeywell International 4.250%, 03/01/21	125	129
2.500%, 11/01/26	150	150

Indonesia Asahan Aluminium Persero 6.757%, 11/15/48 (A)	641	788
6.530%, 11/15/28 (A)	380	448
5.710%, 11/15/23 (A)	1,210	1,327
5.230%, 11/15/21 (A)	1,042	1,096

Ingersoll-Rand Global Holding 4.250%, 06/15/23	100	106

Ingersoll-Rand Luxembourg Finance 3.800%, 03/21/29	100	105

John Deere Capital 3.350%, 06/12/24	100	105
3.050%, 01/06/28	150	155
2.800%, 03/04/21	100	101
2.800%, 03/06/23	50	51
2.800%, 09/08/27	50	51
2.650%, 06/24/24	100	101

Johnson Controls International 4.500%, 02/15/47	150	152
3.625%, 07/02/24	40	42

Kansas City Southern 4.700%, 05/01/48	50	56

Kazakhstan Temir Zholy National JSC 4.850%, 11/17/27 (A)	1,210	1,290

Description	Face Amount (000)	Value (000)

Kennametal 4.625%, 06/15/28	$25	$26

L3 Technologies 4.400%, 06/15/28	150	164

L3Harris Technologies 5.054%, 04/27/45	100	117

Latam Airlines, Pass-Through Trust 4.500%, 11/15/23	414	410
4.200%, 11/15/27	840	848

Lockheed Martin 4.700%, 05/15/46	150	183
2.900%, 03/01/25	100	103
2.500%, 11/23/20	150	151

Masco 4.500%, 05/15/47	100	94
4.375%, 04/01/26	40	42
3.500%, 04/01/21	50	51

Norfolk Southern 5.100%, 08/01/18	50	57
4.150%, 02/28/48	60	64
3.250%, 12/01/21	100	102
3.150%, 06/01/27	25	26
2.900%, 06/15/26	35	35

Northrop Grumman 4.030%, 10/15/47	150	160
3.500%, 03/15/21	100	102
3.250%, 08/01/23	50	52

Owens Corning 4.200%, 12/01/24	100	104

PACCAR Financial 3.150%, 08/09/21	100	102

Parker-Hannifin 4.000%, 06/14/49	20	21
3.300%, 11/21/24	150	156

Pelabuhan Indonesia III Persero 4.500%, 05/02/23 (A)	350	366

Republic Services 3.950%, 05/15/28	50	54
2.900%, 07/01/26	150	151

Rockwell Automation 3.500%, 03/01/29	85	90

Rockwell Collins 3.200%, 03/15/24	150	154

Roper Technologies 2.800%, 12/15/21	150	151

Ryder System 3.875%, 12/01/23	25	26
3.500%, 06/01/21	50	51
2.800%, 03/01/22	30	30

Stanley Black & Decker 2.900%, 11/01/22	100	102

Textron 3.650%, 03/15/27	100	102

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Transnet 4.000%, 07/26/22 (A)	$425	$425

Union Pacific 4.800%, 09/10/58	100	116
3.799%, 10/01/51	200	201
3.646%, 02/15/24	100	105
3.600%, 09/15/37	150	153

United Airlines, Pass-Through Trust 4.300%, 08/15/25	78	83
3.750%, 09/03/26	80	83

United Parcel Service 4.250%, 03/15/49	1,792	1,966
3.750%, 11/15/47	150	151
3.400%, 03/15/29	115	122
3.125%, 01/15/21	45	46
3.050%, 11/15/27	100	103

United Technologies 4.625%, 11/16/48	215	251
4.450%, 11/16/38	10	11
4.125%, 11/16/28	30	33
3.950%, 08/16/25	15	16
3.750%, 11/01/46	150	153
3.650%, 08/16/23	20	21
3.350%, 08/16/21	10	10
3.100%, 06/01/22	100	102
2.650%, 11/01/26	130	130
2.300%, 05/04/22	100	100
1.950%, 11/01/21	50	50

Verisk Analytics 4.125%, 03/15/29	110	118
4.000%, 06/15/25	50	53

Wabtec 4.950%, 09/15/28	150	161

Waste Connections 3.500%, 05/01/29	50	52

Waste Management 4.150%, 07/15/49	65	71
4.000%, 07/15/39	35	37
3.500%, 05/15/24	100	105
3.450%, 06/15/29	50	53

		34,969

Information Technology — 1.7%

Amphenol 4.350%, 06/01/29	25	27

Analog Devices 3.125%, 12/05/23	150	153

Apple 4.650%, 02/23/46	300	356
3.850%, 08/04/46	100	106
3.750%, 09/12/47	150	157
3.450%, 05/06/24	100	106
3.000%, 06/20/27	25	26
3.000%, 11/13/27	100	103
2.850%, 05/06/21	200	203
2.850%, 05/11/24	250	257

Description	Face Amount (000)	Value (000)
2.500%, 02/09/22	$50	$51
2.400%, 01/13/23	200	202
2.300%, 05/11/22	100	101
2.250%, 02/23/21	50	50
2.150%, 02/09/22	250	251
1.550%, 08/04/21	50	49

Applied Materials 3.300%, 04/01/27	125	130
2.625%, 10/01/20	50	50

Arrow Electronics 3.500%, 04/01/22	100	102

Automatic Data Processing 2.250%, 09/15/20	50	50

Broadcom 4.750%, 04/15/29 (A)	100	103
4.250%, 04/15/26 (A)	100	101
3.875%, 01/15/27	100	98
3.625%, 01/15/24	100	101
3.625%, 10/15/24 (A)	100	101
3.125%, 10/15/22 (A)	25	25
3.000%, 01/15/22	100	100
2.200%, 01/15/21	100	99

C&W Senior Financing DAC 6.875%, 09/15/27 (A)	790	816

Cisco Systems 3.625%, 03/04/24	100	107
3.500%, 06/15/25	50	53
2.950%, 02/28/26	50	52
2.500%, 09/20/26	100	101
2.200%, 09/20/23	100	100
1.850%, 09/20/21	100	99

Corning 5.350%, 11/15/48	100	122

Dell International 6.020%, 06/15/26 (A)	260	287
5.450%, 06/15/23 (A)	150	161
5.300%, 10/01/29 (A)	50	53
4.900%, 10/01/26 (A)	50	52
4.420%, 06/15/21 (A)	100	103

Fidelity National Information Services 5.000%, 10/15/25	28	31
3.625%, 10/15/20	200	203

Fiserv 4.400%, 07/01/49	956	1,006
3.800%, 10/01/23	100	105
3.500%, 07/01/29	45	46
3.200%, 07/01/26	150	153
2.750%, 07/01/24	1,254	1,265

Flex 4.875%, 06/15/29	50	51

Hewlett Packard Enterprise 4.900%, 10/15/25	100	109
3.600%, 10/15/20	200	203

HP 6.000%, 09/15/41	150	165

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

IBM Credit 1.800%, 01/20/21	$100	$99

Intel 3.734%, 12/08/47	200	209
3.700%, 07/29/25	25	27
3.150%, 05/11/27	100	104
2.875%, 05/11/24	150	154
2.600%, 05/19/26	100	101
2.450%, 07/29/20	60	60

International Business Machines 4.250%, 05/15/49	100	108
4.150%, 05/15/39	100	107
4.000%, 06/20/42	150	155
3.625%, 02/12/24	100	105
3.500%, 05/15/29	4,537	4,748
3.450%, 02/19/26	50	52
3.300%, 05/15/26	4,236	4,391
3.000%, 05/15/24	150	154
2.850%, 05/13/22	100	102
2.800%, 05/13/21	100	101
2.250%, 02/19/21	50	50
1.875%, 08/01/22	150	148

Juniper Networks 4.500%, 03/15/24	50	53

KLA-Tencor 4.100%, 03/15/29	65	68

Lam Research 4.875%, 03/15/49	1,013	1,116
4.000%, 03/15/29	30	32
3.750%, 03/15/26	3,978	4,186
2.800%, 06/15/21	50	50

Mastercard 3.950%, 02/26/48	10	11
3.650%, 06/01/49	50	53
3.500%, 02/26/28	5	5
2.950%, 11/21/26	50	52
2.950%, 06/01/29	50	52

Microsoft 4.250%, 02/06/47	500	589
4.100%, 02/06/37	200	228
3.700%, 08/08/46	100	108
3.450%, 08/08/36	300	318
3.300%, 02/06/27	160	170
3.125%, 11/03/25	100	105
2.875%, 02/06/24	35	36
2.650%, 11/03/22	150	153
2.400%, 02/06/22	150	152
2.400%, 08/08/26	100	101

Motorola Solutions 4.600%, 05/23/29	25	26

NetApp 3.375%, 06/15/21	50	51

NXP BV 5.350%, 03/01/26 (A)	2,496	2,764
4.300%, 06/18/29 (A)	1,713	1,766

Oracle 4.000%, 11/15/47	2,040	2,192

Description	Face Amount (000)	Value (000)
3.900%, 05/15/35	$200	$217
3.850%, 07/15/36	250	265
3.800%, 11/15/37	250	265
2.950%, 11/15/24	200	206
2.950%, 05/15/25	100	103
2.500%, 05/15/22	150	152
2.400%, 09/15/23	200	200
1.900%, 09/15/21	90	90

QUALCOMM 4.300%, 05/20/47	150	157
3.250%, 05/20/27	50	51
3.000%, 05/20/22	100	102
2.600%, 01/30/23	200	201

salesforce.com 3.250%, 04/11/23	150	156

Seagate HDD Cayman 4.750%, 01/01/25	100	101

Texas Instruments 4.150%, 05/15/48	50	57
2.750%, 03/12/21	75	76

Total System Services 4.800%, 04/01/26	100	110

Trimble 4.150%, 06/15/23	100	103

Tyco Electronics Group 3.125%, 08/15/27	25	25

Visa 4.300%, 12/14/45	150	178
3.150%, 12/14/25	200	210
2.800%, 12/14/22	100	102

VMware 2.950%, 08/21/22	100	101

Western Union 4.250%, 06/09/23	50	53

		37,394

Materials — 0.8%

Airgas 3.650%, 07/15/24	100	105

ArcelorMittal 7.000%, 10/15/39	21	25
6.250%, 02/25/22	20	22
6.125%, 06/01/25	15	17
5.500%, 03/01/21	20	21
5.250%, 08/05/20	25	25

Barrick 5.250%, 04/01/42	150	176

BHP Billiton Finance USA 5.000%, 09/30/43	100	125

Celanese US Holdings 5.875%, 06/15/21	20	21
4.625%, 11/15/22	20	21

Cemex 7.750%, 04/16/26 (A)	200	220
5.700%, 01/11/25 (A)	605	628

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

CNAC HK Finbridge 4.125%, 03/14/21	$2,000	$2,035

Dow Chemical 5.550%, 11/30/48 (A)	50	60
4.800%, 11/30/28 (A)	100	112
4.125%, 11/15/21	250	259

DuPont de Nemours 5.419%, 11/15/48	691	840
5.319%, 11/15/38	35	41
4.725%, 11/15/28	100	113
4.205%, 11/15/23	100	107

Eastman Chemical 3.800%, 03/15/25	150	157

Ecolab 3.250%, 01/14/23	100	103

Huntsman International 5.125%, 11/15/22	117	124
4.500%, 05/01/29	2,524	2,605

International Paper 5.150%, 05/15/46	150	160
3.650%, 06/15/24	200	209

LYB International Finance II BV 3.500%, 03/02/27	100	102

Martin Marietta Materials 4.250%, 12/15/47	100	94

Mexichem 5.875%, 09/17/44 (A)	430	449
4.000%, 10/04/27 (A)	625	622

Mosaic 4.050%, 11/15/27	100	103

Nacional del Cobre de Chile 3.625%, 08/01/27 (A)	505	523

Newmont Goldcorp 5.450%, 06/09/44 (A)	100	121
3.700%, 03/15/23 (A)	50	52
3.500%, 03/15/22	100	102

Nucor 3.950%, 05/01/28	150	162

Nutrien 6.125%, 01/15/41	150	184
5.000%, 04/01/49	1,005	1,138
3.625%, 03/15/24	100	104

Packaging Corp of America 3.650%, 09/15/24	100	104
3.400%, 12/15/27	35	35
2.450%, 12/15/20	35	35

Praxair 2.450%, 02/15/22	200	202

Rio Tinto Finance USA 3.750%, 06/15/25	200	215

RPM International 4.550%, 03/01/29	50	53

SASOL Financing USA 5.875%, 03/27/24	200	217

Description	Face Amount (000)	Value (000)

Sherwin-Williams 3.450%, 08/01/25	$100	$103

Southern Copper 5.875%, 04/23/45	150	177
3.875%, 04/23/25	30	31

Suzano Austria GmbH 7.000%, 03/16/47 (A)	1,102	1,253

Teck Resources 6.250%, 07/15/41	959	1,077
5.200%, 03/01/42	551	556

Vale Overseas 6.875%, 11/21/36	200	240
4.375%, 01/11/22	80	83

Westlake Chemical 3.600%, 08/15/26	100	102

WRKCo 4.650%, 03/15/26	100	109
4.200%, 06/01/32	50	51

		16,730

Real Estate — 0.9%

Alexandria Real Estate Equities 4.000%, 01/15/24	100	106
3.450%, 04/30/25	25	26

American Campus Communities Operating Partnership 3.300%, 07/15/26	100	101

American Tower 4.000%, 06/01/25	200	211
3.800%, 08/15/29	3,016	3,109
3.375%, 05/15/24	100	103
2.250%, 01/15/22	50	49

AvalonBay Communities 3.500%, 11/15/24	100	105
3.300%, 06/01/29	65	68

Boston Properties 3.850%, 02/01/23	100	104
3.650%, 02/01/26	150	156

Brixmor Operating Partnership 3.875%, 08/15/22	30	31
3.250%, 09/15/23	100	101

Camden Property Trust 4.100%, 10/15/28	10	11
3.150%, 07/01/29	30	30

Crown Castle International 5.250%, 01/15/23	100	109
3.800%, 02/15/28	150	156
3.700%, 06/15/26	35	36
2.250%, 09/01/21	55	55

CubeSmart 4.375%, 02/15/29	15	16

Digital Realty Trust 3.625%, 10/01/22	100	103
3.600%, 07/01/29	3,589	3,639

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Duke Realty 3.750%, 12/01/24	$100	$105

EPR Properties 4.750%, 12/15/26	50	53

ERP Operating 4.625%, 12/15/21	120	126
4.150%, 12/01/28	50	56

Essex Portfolio 3.375%, 04/15/26	100	102

Federal Realty Investment Trust 3.200%, 06/15/29	50	51

GLP Capital 5.750%, 06/01/28	15	16
5.375%, 11/01/23	15	16
5.375%, 04/15/26	25	27
5.250%, 06/01/25	15	16
4.875%, 11/01/20	40	41

HCP 3.875%, 08/15/24	150	157
3.500%, 07/15/29	904	908
3.250%, 07/15/26	2,941	2,964

Healthcare Trust of America Holdings 3.750%, 07/01/27	100	103

Highwoods Realty 4.200%, 04/15/29	50	52

Hospitality Properties Trust 5.250%, 02/15/26	100	103
5.000%, 08/15/22	100	105

Host Hotels & Resorts 3.750%, 10/15/23	100	102

Kilroy Realty 3.450%, 12/15/24	50	51

Kimco Realty 4.450%, 09/01/47	608	636
3.300%, 02/01/25	80	81
3.200%, 05/01/21	50	51
2.800%, 10/01/26	2,326	2,271

Liberty Property 4.125%, 06/15/22	100	104

Life Storage 4.000%, 06/15/29	50	51

Mid-America Apartments 3.950%, 03/15/29	50	53
3.600%, 06/01/27	25	26

National Retail Properties 4.000%, 11/15/25	35	37
3.600%, 12/15/26	100	103

Office Properties Income Trust 4.250%, 05/15/24	50	50

Omega Healthcare Investors 4.375%, 08/01/23	50	52

Prologis 3.875%, 09/15/28	35	38

Public Storage 3.385%, 05/01/29	30	31

Description	Face Amount (000)	Value (000)

Realty Income 3.875%, 04/15/25	$25	$27
3.250%, 10/15/22	100	103
3.250%, 06/15/29	25	25

Regency Centers 3.600%, 02/01/27	30	31

Simon Property Group 3.375%, 10/01/24	125	130
3.300%, 01/15/26	100	103
2.625%, 06/15/22	250	253

UDR 4.400%, 01/26/29	25	27
4.000%, 10/01/25	50	53

Ventas Realty 4.250%, 03/01/22	100	104
3.750%, 05/01/24	50	52
2.650%, 01/15/25	100	100

VEREIT Operating Partnership 4.875%, 06/01/26	20	22
4.625%, 11/01/25	50	54
4.600%, 02/06/24	15	16
4.125%, 06/01/21	10	10

Welltower 5.250%, 01/15/22	100	106
4.950%, 09/01/48	100	112

Weyerhaeuser 4.625%, 09/15/23	100	108

WP Carey 4.600%, 04/01/24	50	53

		18,652

Utilities — 3.2%

1MDB Energy 5.990%, 05/11/22	2,000	2,087

ABY Transmision Sur 6.875%, 04/30/43 (A)	625	708

AEP Transmission 3.800%, 06/15/49	50	52
3.100%, 12/01/26	150	152

Alabama Power 4.300%, 07/15/48	30	34

Ameren Illinois 4.500%, 03/15/49	25	29

American Electric Power 4.300%, 12/01/28	2,240	2,455
3.650%, 12/01/21	35	36

American Water Capital 4.200%, 09/01/48	100	108
3.400%, 03/01/25	100	104

Arizona Public Service 4.500%, 04/01/42	100	111
3.150%, 05/15/25	50	52

Atmos Energy 4.125%, 03/15/49	20	22
3.000%, 06/15/27	65	66

Avangrid 3.800%, 06/01/29	50	52

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Berkshire Hathaway Energy 6.125%, 04/01/36	$200	$268
3.750%, 11/15/23	100	105

Black Hills 4.350%, 05/01/33	30	33

CenterPoint Energy 4.250%, 11/01/28	25	27
3.850%, 02/01/24	25	26
3.600%, 11/01/21	10	11
2.500%, 09/01/22	50	50

CenterPoint Energy Houston Electric 4.250%, 02/01/49	25	28
2.250%, 08/01/22	100	100

Cleco Corporate Holdings 3.743%, 05/01/26	100	101

CMS Energy 3.000%, 05/15/26	40	40

Cometa Energia 6.375%, 04/24/35 (A)	1,453	1,494

Connecticut Light & Power 4.000%, 04/01/48	25	27

Consolidated Edison of New York 4.450%, 03/15/44	150	165
4.000%, 12/01/28	100	110
3.875%, 06/15/47	100	103
3.800%, 05/15/28	50	54

Consumers Energy 4.350%, 04/15/49	100	116

Delmarva Power & Light 4.150%, 05/15/45	423	454

Dominion Energy 5.950%, 06/15/35	1,199	1,473
4.050%, 09/15/42	150	152
2.962%, 07/01/19	1,600	1,600
2.750%, 01/15/22	100	101
2.579%, 07/01/20	45	45
2.000%, 08/15/21	456	457
2.000%, 08/15/24	2,004	2,020

Dominion Energy Gas Holdings 2.500%, 12/15/19	1,300	1,299

DPL 4.350%, 04/15/29 (A)	125	127

DTE Electric 3.950%, 03/01/49	70	76
3.750%, 08/15/47	100	105

DTE Energy 3.400%, 06/15/29	70	71

Duke Energy 3.750%, 09/01/46	200	195
2.650%, 09/01/26	150	148

Duke Energy Carolinas 5.300%, 02/15/40	300	374
3.700%, 12/01/47	100	102

Description	Face Amount (000)	Value (000)
3.050%, 03/15/23	$100	$103
2.950%, 12/01/26	50	51

Duke Energy Florida 3.800%, 07/15/28	50	54
2.100%, 12/15/19	249	248

Duke Energy Progress 3.700%, 09/01/28	50	53
3.450%, 03/15/29	35	37

Edison International 2.400%, 09/15/22	80	76

Empresa de Transmision Electrica 5.125%, 05/02/49 (A)	400	437

Enel Generacion Chile 4.250%, 04/15/24	50	52

Entergy 4.000%, 07/15/22	50	52

Entergy Louisiana 4.200%, 04/01/50	50	56
4.000%, 03/15/33	130	143

Eversource Energy 3.300%, 01/15/28	100	102
2.750%, 03/15/22	5,309	5,373

Exelon 5.100%, 06/15/45	1,211	1,394
3.400%, 04/15/26	100	103

Exelon Generation 6.250%, 10/01/39	730	863
5.600%, 06/15/42	600	669

FirstEnergy 3.900%, 07/15/27	230	242

FirstEnergy Transmission 5.450%, 07/15/44 (A)	1,217	1,446
4.550%, 04/01/49 (A)	387	423

Florida Power & Light 4.125%, 06/01/48	50	56
3.990%, 03/01/49	50	55
3.700%, 12/01/47	100	104

Fortis 2.100%, 10/04/21	966	958

Georgia Power 4.300%, 03/15/42	926	982
2.000%, 09/08/20	115	114

ITC Holdings 3.650%, 06/15/24	25	26
2.700%, 11/15/22	2,183	2,194

Kansas City Power & Light 3.650%, 08/15/25	100	106

Listrindo Capital BV 4.950%, 09/14/26 (A)	530	523

MidAmerican Energy
4.250%, 07/15/49	1,362	1,550
3.950%, 08/01/47	100	108

Minejesa Capital BV 5.625%, 08/10/37 (A)	870	913

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

National Fuel Gas 3.950%, 09/15/27	$50	$50

Nevada Power 3.700%, 05/01/29	40	43

NextEra Energy Capital Holdings
4.800%, VAR ICE LIBOR USD 3 Month+2.409%, 12/01/77	200	188
3.342%, 09/01/20	5,136	5,194
3.150%, 04/01/24	100	103
2.900%, 04/01/22	2,233	2,272

NiSource 5.800%, 02/01/42	992	1,213
4.375%, 05/15/47	100	107
3.650%, 06/15/23	50	52
2.650%, 11/17/22	20	20

Northern States Power 2.600%, 05/15/23	100	101
2.200%, 08/15/20	50	50

NSTAR Electric 2.375%, 10/15/22	100	101

Oglethorpe Power 5.050%, 10/01/48	50	58

Ohio Power 4.000%, 06/01/49	20	22

Oklahoma Gas & Electric 3.800%, 08/15/28	25	26
3.300%, 03/15/30	25	26

Oncor Electric Delivery 4.100%, 11/15/48	50	56
3.750%, 04/01/45	100	104
3.700%, 11/15/28 (A)	100	108

ONE Gas 4.500%, 11/01/48	45	51

PacifiCorp 4.100%, 02/01/42	150	161

PECO Energy 3.900%, 03/01/48	15	16

Perusahaan Listrik Negara 6.150%, 05/21/48 (A)	845	1,004

Piedmont Natural Gas 3.500%, 06/01/29	100	105

Pinnacle West Capital 2.250%, 11/30/20	1,009	1,007

Power Finance 6.150%, 12/06/28 (A)	1,060	1,218

PPL Capital Funding 4.000%, 09/15/47	100	97
3.500%, 12/01/22	150	154

Progress Energy 7.750%, 03/01/31	1,026	1,439

PSEG Power 3.850%, 06/01/23	50	52
3.000%, 06/15/21	50	51

Description	Face Amount (000)	Value (000)

Public Service Electric & Gas 3.650%, 09/01/28	$100	$107

Public Service Enterprise Group 2.650%, 11/15/22	150	150

Public Service of Colorado 4.100%, 06/15/48	65	72

Public Service of New Hampshire 3.600%, 07/01/49	25	25

Puget Energy 6.500%, 12/15/20	100	106

Puget Sound Energy 4.223%, 06/15/48	100	112

Ruwais Power PJSC 6.000%, 08/31/36 (A)	540	649

San Diego Gas & Electric 4.300%, 04/01/42	826	837
4.150%, 05/15/48	867	903

Sempra Energy 6.000%, 10/15/39	1,222	1,473
3.800%, 02/01/38	200	193
3.750%, 11/15/25	100	103
3.550%, 06/15/24	100	103
3.400%, 02/01/28	213	213
2.900%, 02/01/23	35	35

South Carolina Electric & Gas 4.350%, 02/01/42	73	80

Southern 4.250%, 07/01/36	150	155
2.350%, 07/01/21	200	200

Southern California Edison 4.875%, 03/01/49	1,706	1,918
4.125%, 03/01/48	654	660
3.650%, 03/01/28	50	51
3.500%, 10/01/23	150	154

Southern Gas Capital 3.250%, 06/15/26	30	30

Southwestern Electric Power 4.100%, 09/15/28	25	27
3.850%, 02/01/48	100	98
2.750%, 10/01/26	50	49

Southwestern Public Service 4.400%, 11/15/48	100	113
3.750%, 06/15/49	50	50

State Grid Overseas Investment 2013
3.125%, 05/22/23 (A)	440	448

Tampa Electric 4.450%, 06/15/49	25	28
4.300%, 06/15/48	25	27

Terraform Global Operating 6.125%, 03/01/26 (A)	870	874

Union Electric 3.500%, 04/15/24	150	158

Virginia Electric & Power 3.800%, 04/01/28	100	107

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.500%, 03/15/27	$100	$105
3.100%, 05/15/25	100	103

Vistra Operations 4.300%, 07/15/29 (A)	2,875	2,915
3.550%, 07/15/24 (A)	2,607	2,622

WEC Energy Group 3.375%, 06/15/21	65	66
3.100%, 03/08/22	25	26

Wisconsin Electric Power 4.300%, 10/15/48	10	11

Wisconsin Power & Light 3.050%, 10/15/27	100	102

Xcel Energy 2.400%, 03/15/21	2,057	2,056

		70,954

Total Corporate Obligations (Cost $513,249) (000)		532,795

MORTGAGE-BACKED SECURITIES — 24.3%

Agency Mortgage-Backed Obligations — 22.7%

FHLMC 5.000%, 02/01/39 - 12/01/48	9,355	9,955
4.500%, 05/01/42 - 01/01/49	8,719	9,245
4.000%, 05/01/26 - 02/01/49	21,329	22,233
3.500%, 06/01/33 - 05/01/49	43,833	45,188
3.000%, 11/01/27 - 02/01/48	33,300	33,764
2.500%, 01/01/32 - 12/01/32	2,679	2,701

FHLMC, Ser 2011-3830, Cl DZ 4.000%, 12/15/30	987	1,049

FHLMC, Ser 2011-3838, Cl FG 2.794%, VAR LIBOR USD 1 Month+0.400%, 03/15/40	133	133

FHLMC, Ser 2011-3896, Cl PA 4.000%, 03/15/40	275	284

FHLMC, Ser 2013-4212, Cl JP 3.000%, 12/15/40	477	487

FHLMC, Ser 2014-4384, Cl LA 3.500%, 09/15/40	224	230

FHLMC, Ser 2017-4681, Cl DA 3.000%, 04/15/45	944	965

FHLMC, Ser 2018-4798, Cl BA 4.000%, 05/15/44	1,438	1,487

FHLMC, Ser 2018-4821, Cl MA 3.500%, 10/15/53	2,836	2,934

FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A2 3.320%, 02/25/23	1,000	1,042

FHLMC Multifamily Structured Pass-Through Certificates, Ser K055, Cl A2 2.673%, 03/25/26	400	409

Description	Face Amount (000)	Value (000)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K065, Cl A2 3.243%, 04/25/27	$1,026	$1,086

FHLMC Multifamily Structured Pass-Through Certificates, Ser K068, Cl A2 3.244%, 08/25/27	723	766

FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2 3.187%, 09/25/27 (E)	400	422

FHLMC Multifamily Structured Pass-Through Certificates, Ser K070, Cl A2 3.303%, 11/25/27 (E)	361	384

FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2 3.444%, 12/25/27	100	107

FHLMC Multifamily Structured Pass-Through Certificates, Ser K078, Cl A2 3.854%, 06/25/28	200	221

FHLMC Multifamily Structured Pass-Through Certificates, Ser K079, Cl A2 3.926%, 06/25/28	1,505	1,674

FHLMC Multifamily Structured Pass-Through Certificates, Ser K081, Cl A2 3.900%, 08/25/28 (E)	1,156	1,285

FHLMC Multifamily Structured Pass-Through Certificates, Ser K083, Cl A2 4.050%, 09/25/28 (E)	1,092	1,227

FHLMC Multifamily Structured Pass-Through Certificates, Ser K085, Cl A2 4.060%, 10/25/28 (E)	200	225

FHLMC Multifamily Structured Pass-Through Certificates, Ser K086, Cl A2 3.859%, 11/25/28 (E)	120	133

FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl A2 2.454%, 08/25/23	350	355

FHLMC Multifamily Structured Pass-Through Certificates, Ser K730, Cl A2 3.590%, 01/25/25 (E)	425	454

FNMA 5.500%, 09/01/40	774	844
5.000%, 07/01/41 - 01/01/49	5,420	5,816
4.500%, 01/01/30 - 04/01/49	16,574	17,513

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
4.000%, 08/01/27 - 06/01/49	$50,651	$52,778
3.500%, 08/01/31 - 07/01/49	51,406	52,994
3.000%, 02/01/32 - 09/01/47	23,296	23,694
2.500%, 12/01/27 - 01/01/33	4,607	4,643

FNMA TBA 5.000%, 07/15/38	1,100	1,163
4.500%, 07/01/37	10,235	10,695
4.000%, 07/13/39	10,185	10,526
3.500%, 07/25/26 - 07/01/41	18,515	18,971
3.000%, 07/01/26 - 07/01/42	14,935	15,106
2.500%, 07/01/27	10,630	10,704

FNMA, Ser 2006-104, Cl FC 2.654%, VAR LIBOR USD 1 Month+0.250%, 11/25/36	303	302

FNMA, Ser 2013-101, Cl A 3.000%, 09/25/30	275	279

FNMA, Ser 2015-M11, Cl A2 2.923%, 04/25/25 (E)	850	876

FNMA, Ser 2016-54, Cl GA 2.500%, 11/25/45	1,876	1,891

FNMA, Ser 2017-41, Cl MD 4.000%, 05/25/53	1,159	1,227

FNMA, Ser 2017-91, Cl PC 3.000%, 06/25/45	606	614

FNMA, Ser 2018-11, Cl PA 3.000%, 06/25/46	1,543	1,567

FNMA, Ser 2018-3, Cl PA 3.000%, 04/25/46	1,679	1,722

FNMA, Ser 2018-44, Cl PA 3.500%, 06/25/44	1,457	1,483

FNMA, Ser 2018-M12, Cl A2 3.776%, 08/25/30 (E)	100	109

FNMA, Ser 2018-M5, Cl A2 3.560%, 09/25/21 (E)	133	136

FNMA, Ser M7, Cl A2 3.150%, 03/25/28 (E)	500	521

GNMA 5.000%, 09/20/46 - 12/20/48	5,385	5,675
4.500%, 12/20/41 - 01/20/49	15,586	16,297
4.000%, 01/20/47 - 03/20/49	25,369	26,343
3.500%, 11/20/44 - 02/20/49	25,088	25,967
3.000%, 08/20/46 - 03/20/48	9,991	10,224
2.500%, 12/20/46	400	402

GNMA TBA 4.000%, 07/01/39	2,205	2,286
3.500%, 07/15/41	15,490	16,001
3.000%, 07/15/42 - 08/15/42	15,585	15,905

		495,719

Non-Agency Mortgage-Backed Obligations — 1.6%

Alternative Loan Trust, Ser 2003-22CB, Cl 3A1 6.000%, 12/25/33	614	622

BANK, Ser 2017-BNK8, Cl A4 3.488%, 11/15/50	90	95

Description	Face Amount (000)	Value (000)

BANK, Ser 2017-BNK8, Cl B 4.065%, 11/15/50 (E)	$50	$53

BANK, Ser 2018-BN13, Cl A5 4.217%, 08/15/61 (E)	1,322	1,476

BANK, Ser 2018-BN14, Cl A4 4.231%, 09/15/60	96	107

BBCMS Mortgage Trust, Ser 2018-C2, Cl A5 4.314%, 12/15/51	50	56

Benchmark Mortgage Trust, Ser 2018-B2, Cl A5, 3.882%, 02/15/51	100	109

Benchmark Mortgage Trust, Ser 2018-B6, Cl A4 4.261%, 10/10/51	50	56

Benchmark Mortgage Trust, Ser 2019-B11, Cl A5 3.542%, 05/15/52	200	213

Benchmark Mortgage Trust, Ser 2019-B9, Cl A5 4.016%, 03/15/52	57	63

CD Mortgage Trust, Ser 2017-CD6, Cl A5 3.456%, 11/13/50	100	105

Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4 3.778%, 09/10/58	245	262

Citigroup Commercial Mortgage Trust, Ser 2016-C3, Cl A4 3.154%, 11/15/49	1,004	1,038

Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5 3.720%, 11/10/26	738	792

Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl A4 3.712%, 04/14/50	500	536

Citigroup Commercial Mortgage Trust, Ser 2018-C5, Cl A4 4.228%, 06/10/51 (E)	100	112

Citigroup Mortgage Loan Trust, Ser 2018-A, Cl A1 4.000%, 01/25/68 (A) (E)	603	611

COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4 4.374%, 07/10/45 (E)	300	322

COMM Mortgage Trust, Ser 2013-CR12, Cl A3 3.765%, 10/10/46	1,340	1,407

COMM Mortgage Trust, Ser 2013-CR7, Cl A4 3.213%, 03/10/46	481	495

COMM Mortgage Trust, Ser 2015-DC1, Cl A5 3.350%, 02/10/48	700	728

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

COMM Mortgage Trust, Ser 2015-LC23, Cl A4 3.774%, 10/10/48	$1,167	$1,250

COMM Mortgage Trust, Ser 2016-CR16, Cl A4 4.051%, 04/10/47	683	731

Commercial Mortgage Pass-Through Certificates, Ser CR28, Cl A4 3.762%, 02/10/49	1,241	1,326

Credit Suisse First Boston Mortgage Securities, Ser 2004-AR2, Cl 5A1 4.538%, 03/25/34 (E)	24	25

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A4 3.210%, 11/15/49	500	514

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5 3.502%, 11/15/49	597	624

CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl A3 3.329%, 06/15/52	963	999

CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 4A4 5.750%, 11/25/33	65	68

CSMC Trust, Ser 2018-RPL7, Cl A1 4.000%, 08/26/58 (A)	497	504

GS Mortgage Securities Trust, Ser 2013-GCJ12, Cl A4 3.135%, 06/10/46	367	377

GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3 3.801%, 01/10/47	1,424	1,497

GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4 4.074%, 01/10/47	552	589

GS Mortgage Securities Trust, Ser 2015-GC32, Cl A4 3.764%, 07/10/48	500	534

GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4 3.442%, 11/10/49 (E)	365	385

GS Mortgage Securities Trust, Ser 2019-GC38, Cl A4 3.968%, 02/10/52	100	110

GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1 6.500%, 02/25/35	33	33

HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A 4.696%, 05/19/34 (E)	29	30

Description	Face Amount (000)	Value (000)

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A3 3.669%, 04/15/47	$500	$511

JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A2 3.240%, 03/15/50	400	409

JPMorgan Mortgage Trust, Ser 2003-A2, Cl 3A1 4.323%, 11/25/33 (E)	116	119

JPMorgan Mortgage Trust, Ser 2005-A1, Cl 6T1 4.724%, 02/25/35 (E)	152	154

JPMorgan Mortgage Trust, Ser 2005-A2, Cl 3A2 4.557%, 04/25/35 (E)	40	41

JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1 4.863%, 06/25/35 (E)	37	39

MLCC Mortgage Investors, Ser 2006-2, Cl 2A 4.435%, 05/25/36 (E)	152	155

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl AS 3.832%, 12/15/47	500	525

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4 3.249%, 02/15/48	935	970

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl A4 3.719%, 07/15/50	300	319

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4 3.732%, 05/15/48	1,839	1,961

Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A 3.350%, 07/13/29 (A)	1,104	1,126

Morgan Stanley Capital I Trust, Ser 2017-HR2, Cl A4 3.587%, 12/15/50	250	266

Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl A 3.169%, VAR LIBOR USD 1 Month+0.750%, 11/11/34 (A)	293	293

UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4 3.983%, 02/15/51	300	327

Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4 3.540%, 05/15/48	700	738

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4 3.695%, 11/15/48	$811	$864

Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Cl A4 3.809%, 12/15/48	638	684

Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl A4 3.096%, 06/15/49	1,215	1,249

Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl A4 3.640%, 12/15/59	999	1,062

Wells Fargo Commercial Mortgage Trust, Ser 2017-C42 3.589%, 12/15/50	1,406	1,492

Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl A4 3.760%, 03/15/52	394	424

Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl A5 4.023%, 03/15/52	100	110

Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 1A9 4.735%, 10/25/33 (E)	361	371

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A4 4.947%, 05/01/35 (E)	83	87

WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A3 2.749%, 05/15/45	471	479

WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A4 3.073%, 06/15/46	696	715

WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5 3.337%, 06/15/46	60	62

WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A5 3.631%, 11/15/47	1,387	1,465

		35,871

Total Mortgage-Backed Securities (Cost $522,832) (000)		531,590

Description	Face Amount (000)	Value (000)
LOAN PARTICIPATIONS — 9.8%

Airlines — 0.1%

American Airlines, Inc., 2018 Replacement Term Loan
4.061%, VAR LIBOR+1.750%, 06/27/25	$1,242	$1,208

Automotive — 0.3%

Chassix Inc., Term Loan B 8.063%, 11/15/23	241	241

Chassix, Inc., Initial Loan, 1st Lien 10.000%, 11/15/23	1	1
8.063%, 11/15/23	251	250

Dayco Products, LLC , Term Loan, 1st Lien 6.772%, VAR LIBOR+4.250%, 05/08/23	686	663

Honeywell Technologies Sàrl, Dollar Tranche B Term Loan 5.110%, 09/19/25	995	976

Horizon Global Corporation, 2017 Replacement Term Loan 8.499%, 03/30/21 (E)	225	222

Panther BF Aggregator 2 L.P., Initial Dollar Term Loan 5.902%, 04/30/26	1,650	1,637

TI Group Automotive Systems, LLC, Initial US Term Loan, 1st Lien 4.939%, VAR LIBOR+2.500%, 06/24/22	1,438	1,423

		5,413

Building Materials — 0.2%

American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 1st Lien 4.402%, VAR LIBOR+2.000%, 10/31/23	1,600	1,575

Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien 4.663%, VAR LIBOR+2.250%, 01/02/25	1,238	1,222

Foundation Building Materials Holding Company LLC, Term Loan, 1st Lien 5.402%, 05/09/25	757	753

Priso Acquisition Corporation (aka PrimeSource Building Products), Term B Loan, 1st Lien 5.439%, VAR LIBOR+3.000%, 05/08/22	966	917

		4,467

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Chemicals — 1.3%

AkzoNobel (Starfruit), Term Loan B 5.669%, 10/01/25	$1,674	$1,646

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-2 Term Loan, 1st Lien 5.771%, VAR LIBOR+3.250%, 06/02/23	694	679
5.680%, VAR LIBOR+3.250%, 06/02/23	2	2

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-3 Term Loan 5.771%, VAR LIBOR+3.250%, 06/02/23	523	512
5.680%, VAR LIBOR+3.250%, 06/02/23	1	1

Archroma Finance S.a r.l., Facility B2, 1st Lien 6.601%, VAR LIBOR+4.250%, 08/12/24	4	4
6.581%, VAR LIBOR+4.250%, 08/12/24	809	803

Ascend Performance Materials Operations LLC, Term B Loan, 1st Lien 7.791%, VAR LIBOR+5.250%, 08/12/22	490	489

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan 5.902%, VAR LIBOR+3.500%, 11/20/23	398	386

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan 5.902%, VAR LIBOR+3.500%, 11/20/23	517	503

Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1st Lien 4.080%, VAR LIBOR+1.750%, 06/01/24	1,574	1,554

Berry Global, Term Loan, 1st Lien 0.000%, 05/15/26 (F)	1,000	993

Ferro Corporation, Tranche B-1 Term Loan, 1st Lien 4.580%, 02/14/24 (E)	767	760

Flint Group, Term Loan, 1st Lien 5.581%, 09/07/21 (E)	733	607

Description	Face Amount (000)	Value (000)

H.B. Fuller Company, Commitment, 1st Lien 4.383%, VAR LIBOR+2.000%, 10/20/24	$759	$745

INEOS Styrolution US Holding LLC (fka Styrolution US Holding LLC), New 2024 Dollar Term Loan 4.330%, 03/29/24 (E)	219	217

Ineos US Finance LLC, New 2024 Dollar Term Loan 4.402%, VAR LIBOR+2.000%, 04/01/24	1,486	1,465

Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp), Dollar Term Loan, 1st Lien 6.689%, VAR LIBOR+4.250%, 06/30/22	691	611

Messer Industries GmbH, Initial Term B-1 Loan 5.101%, 10/01/25	877	865

OCI Partners LP, Initial Term Loan, 1st Lien 6.601%, 02/14/25	495	494

Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 1st Lien 4.601%, VAR LIBOR+2.000%, 07/25/24	1,348	1,336

PMHC II, Inc., Initial Term Loan 6.415%, 03/31/25	219	199
6.151%, 03/21/25	235	213
5.939%, 03/31/25	290	263

PQ Corporation, Third Amendment Tranche B-1 Term Loan 5.083%, 02/08/25 (E)	918	913

Pregis Holding I Corporation, Term Loan 6.101%, VAR LIBOR+3.500%, 05/20/21	733	732

Ravago Holdings America, Inc., Term Loan, 1st Lien 5.160%, VAR LIBOR+2.750%, 06/30/23	656	640

Reynolds Group Holdings Inc., Incremental U.S. Term Loan 5.189%, VAR LIBOR+2.750%, 02/05/23	553	549

Reynolds Group Holdings Incremental US Term Loans 5.152%, VAR LIBOR+2.750%, 02/05/23	931	923

Schenectady International Group, Inc., Initial Term Loan 7.351%, 10/15/25	30	29

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Schenectady International Group, Inc., Initial Term Loan, 1st Lien 7.348%, 10/15/25 (E)	$1,068	$1,053

Solenis Holdings LLC, Initial Dollar Term Loan 6.522%, 06/26/25	747	737
6.439%, 06/26/25	3	3

Spectrum Holdings III Corp., Closing Date Term Loan, 2nd Lien 9.439%, VAR LIBOR+7.000%, 01/26/26	500	457

Tricorbraun Holdings, Inc., Closing Date Term Loan, 1st Lien 6.351%, 11/30/23 (E)	535	525
6.136%, 11/30/23	48	47

Tronox Finance LLC, Initial Dollar Term Loan 5.330%, VAR LIBOR+3.000%, 09/23/24	1,821	1,801

U.S. Farathane, LLC, Term B-4 Loan, 1st Lien 6.101%, VAR LIBOR+3.500%, 12/31/21	1,161	1,115

Univar USA Inc., Term B-3 Loan, 1st Lien 4.652%, VAR LIBOR+2.500%, 07/01/24	842	839

Vantage Specialty Chemicals, Inc., Closing Date Term Loan 5.981%, 10/28/24	49	49

Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien 6.022%, 10/28/24	546	538
5.939%, VAR LIBOR+4.000%, 10/28/24	392	387

Vantage Specialty Chemicals, Inc., Initial Loan 10.580%, VAR LIBOR+8.250%, 10/20/25	205	195

Wilsonart LLC, Tranche D Term Loan, 1st Lien 5.860%, VAR LIBOR+3.250%, 12/19/23	491	479

		27,358

Commercial Services — 0.0%

Autokiniton US Holdings, Inc., Closing Date Term B Loan, 1st Lien 6.402%, 05/17/25 (E)	579	564

Description	Face Amount (000)	Value (000)

Belfor, Term Loan B, 1st Lien 6.402%, 02/13/26	$350	$352

		916

Communication Services — 0.5%

Altice Financing S.A., March 2017 Refinancing Term Loan 5.144%, VAR LIBOR+2.750%, 07/15/25	936	886

Centurylink, Term Loan B 5.152%, 01/31/25 (E)	997	973

CommScope, Inc., Term Loan B, 1st Lien 5.689%, 04/06/26	1,225	1,220

CPI International, Inc., Initial Term Loan, 1st Lien 9.689%, 07/25/25 (E)	313	297

Flight Bidco Inc., Initial Term Loan 5.940%, 07/23/25	617	609

Flight Bidco Inc., Initial Term Loan, 1st Lien 9.940%, 06/19/26	556	547

Flint Acquisition Company, Inc 12/29/2023 Lien 1 5.547%, 09/07/21 (E)	2	1

Level 3 Financing, Inc., Tranche B 2024 Term Loan 4.717%, VAR LIBOR+2.250%, 02/22/24	1,670	1,656

MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien 5.439%, VAR LIBOR+3.000%, 11/15/24	1,136	1,128
5.357%, 11/15/24	112	111

Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien 5.152%, 07/31/25 (E)	250	238

SBA Senior Finance II LLC, Initial Term Loan, 1st Lien 4.410%, VAR LIBOR+2.000%, 04/11/25	1,212	1,196

Sprint Communications, Inc., Initial Term Loan, 1st Lien 4.938%, VAR LIBOR+2.500%, 02/02/24	1,769	1,740

Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Facility 4.652%, VAR LIBOR+2.250%, 01/19/24	1,226	1,224

		11,826

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Computers & Electronics — 1.2%

Air Newco LLC, 2018 Refinancing Dollar Term B Loan 7.162%, 05/31/24	$707	$704

Brooks Automation, Inc., Initial Term B Loan 5.360%, 10/04/24 (E)	1,970	1,945

Cohu, Inc., Initial Term B Loan, 1st Lien 5.601%, 09/19/25	1,161	1,117

CPI International, Inc., Initial Term Loan, 1st Lien 5.939%, VAR LIBOR+3.500%, 07/26/24	361	358

Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan 5.190%, VAR LIBOR+3.000%, 04/29/24	1,237	1,219

Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien 5.690%, VAR LIBOR+3.250%, 06/01/22	1,730	1,717

Excelitas Technologies Corp. (fka EXC Holdings III Corp.), Initial USD Term Loan 5.830%, VAR LIBOR+3.500%, 11/15/24	988	984

Flexera Software LLC (fka Flexera Software, Inc.), Initial Term Loan 5.940%, 02/26/25	400	399

Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan, 1st Lien 4.439%, VAR LIBOR+2.250%, 02/15/24	741	741

Infor (US), Inc. (fka Lawson Software Inc.) , Tranche B-6 Term Loan 5.189%, VAR LIBOR+2.750%, 02/01/22	1,680	1,675

Kronos Incorporated, Incremental Term Loan, 1st Lien 5.579%, VAR LIBOR+3.000%, 11/01/23	1,261	1,258

MA Financeco., LLC, Tranche B-2 Term Loan, 1st Lien 4.652%, VAR LIBOR+2.500%, 11/19/21	181	179

Description	Face Amount (000)	Value (000)

MA Financeco., LLC, Tranche B-3 Term Loan 4.902%, VAR LIBOR+2.750%, 06/21/24	$123	$120

MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 1st Lien 4.689%, VAR LIBOR+2.250%, 05/07/24	1,064	947

Micro Holdings (Internet Brands), Term Loan (2017) 6.152%, 09/13/24 (E)	997	979

Micro Holdings (Internet Brands), Term Loan, 2nd Lien 9.930%, VAR LIBOR+7.500%, 09/15/25	244	244

Microchip Technology Incorporated, Initial Term Loan, 1st Lien 4.410%, VAR LIBOR+2.000%, 05/23/25	1,196	1,188

Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien 6.351%, VAR LIBOR+3.750%, 01/10/24	1,371	1,312

Project Alpha Intermediate Holding, Inc., Term Loan, 1st Lien 6.370%, VAR LIBOR+3.500%, 04/19/24	250	242

Project Alpha, Term Loan B, 1st Lien 6.780%, 04/26/24	1,136	1,128

Project Ruby Ultimate Parent Corp., New Term Loan 5.939%, VAR LIBOR+3.500%, 02/09/24	1,568	1,554

Rovi Solutions Corporation / Rovi Guides, Inc., Term B Loan 4.910%, 07/02/21 (E)	1,250	1,221

Seattle SpinCo, Inc., Initial Term Loan, 1st Lien 4.902%, VAR LIBOR+2.750%, 06/21/24	828	810

Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien 5.152%, VAR LIBOR+2.750%, 03/03/23	1,515	1,503

SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien 4.652%, VAR LIBOR+2.500%, 04/16/25	1,004	999

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien 4.652%, VAR LIBOR+2.500%, 04/16/25	$704	$701

TeamViewer, Term Loan B, 1st Lien 7.351%, 02/22/24	492	493

Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Term B Loan, 1st Lien 6.330%, VAR LIBOR+4.000%, 11/30/23	703	668

		26,405

Construction — 0.1%

Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien 6.851%, 06/21/24	11	11
6.842%, VAR LIBOR+4.250%, 06/14/24	436	420
6.842%, VAR LIBOR+4.250%, 06/21/24	1,028	992

		1,423

Consumer Nondurables — 0.1%

Acuity Specialty Products, Inc., Initial Term Loan 6.601%, VAR LIBOR+4.000%, 08/12/24	980	789

Plaze, Inc., Term Loan 5.939%, VAR LIBOR+3.500%, 07/31/22	335	333

		1,122

Educational Services — 0.1%

Adtalem Global Education Inc., Term B Loan, 1st Lien 5.402%, 04/09/25 (E)	243	243

Learning Care Group (US) No. 2 Inc., Initial Term Loan, 1st Lien 5.833%, 03/13/25	221	217
5.830%, 03/13/25	221	217
5.689%, 03/13/25	98	97

Learning Care, Term Loan B, 1st Lien 5.830%, 03/13/25 (E)	663	652

Prometric Holdings Inc. (fka ETS Holdings Inc.), Initial Term Loan 5.440%, VAR LIBOR+3.000%, 01/17/25	993	973

		2,399

Description	Face Amount (000)	Value (000)

Entertainment & Leisure — 0.3%

Alterra Mountain Company, Initial Bluebird Term Loan 5.439%, VAR LIBOR+3.000%, 07/31/24	$1,736	$1,727

AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien 5.230%, 04/22/26	1,812	1,807

Callaway Golf Company, Term Loan, 1st Lien 6.919%, 12/17/25	950	958

Crown Finance US, Inc., Initial Dollar Tranche Term Loan 4.652%, VAR LIBOR+2.500%, 02/28/25	617	606

Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.), Term B-5 Loan, 1st Lien 5.439%, 04/01/24 (E)	1,244	1,238

Topgolf International, Inc., Initial Term Loan, 1st Lien 7.912%, 02/08/26	230	230

UFC Holdings, LLC, Term Loan 5.660%, 04/29/26	750	748

		7,314

Entertainment Content — 0.0%

Metro-Goldwyn-Mayer Inc., Initial Term Loan 4.940%, 06/27/25	432	427

Environmental Services — 0.1%

GFL Environmental Inc., Effective Date Incremental Term Loan 5.402%, 05/30/25 (E)	1,726	1,696

Strategic Materials Holding Corp., Initial Term Loan 10.329%, 10/31/25	500	360
6.329%, VAR LIBOR+3.750%, 11/01/24	741	659

		2,715

Financial Services — 0.2%

Altisource Solutions, Term Loan B, 1st Lien 6.330%, 03/29/24 (E)	624	612

Citco Funding LLC, 2017 Term Loan, 1st Lien 4.939%, VAR LIBOR+3.000%, 03/23/22	950	943

CPI Acquisition, Inc., Term Loan, 1st Lien 7.081%, VAR LIBOR+4.500%, 08/17/22	138	109

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, 1st Lien 12.500%, VAR LIBOR+6.000%, 06/30/22 (C)	$458	$160

Hudson River Trading LLC, Repriced Term Loan, 1st Lien 5.939%, 03/20/25	598	597

Liquidnet Holdings, Inc., Term Loan 5.689%, 07/15/24	702	700

Newport Group Holdings II, Inc., Initial Term Loan 8.250%, 08/08/25	—	1
6.152%, 08/08/25	193	190

Triton, Term Loan B, 1st Lien 8.439%, 10/31/24	628	585

VFH Parent LLC, Term Loan B, 1st Lien 6.044%, 03/01/26	1,096	1,097

		4,994

Food & Beverage — 0.1%

Arterra Wines Canada, Inc. (fka Canada Inc.), USD Term Loan B-1 5.169%, 12/15/23 (E)	489	484

JBS USA Lux S.A. (fka JBS USA, LLC), New Term Loan, 1st Lien 4.902%, 05/01/26	672	671

United Natural Foods, Inc., Initial Term Loan, 1st Lien 6.652%, 10/18/25	1,642	1,372

		2,527

Forest Products — 0.0%

ProAmpac PG Borrower LLC, Initial Term Loan 8.000%, VAR LIBOR+3.500%, 11/17/23	1	1
6.082%, VAR LIBOR+3.500%, 11/17/23	80	77
6.065%, VAR LIBOR+3.500%, 11/17/23	122	117
6.020%, VAR LIBOR+3.500%, 11/17/23	107	102
5.883%, 11/17/23	178	171

		468

Gaming & Entertainment — 0.4%

Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien 5.152%, 12/23/24 (E)	1,991	1,956

Description	Face Amount (000)	Value (000)

CBAC Borrower, LLC, Term B Loan, 1st Lien 6.439%, VAR LIBOR+4.000%, 07/08/24	$501	$498

ESH Hospitality, Inc., Third Repriced Term Loan 4.402%, 08/30/23 (E)	700	699

Golden Nugget, Inc., Initial B Term Loan, 1st Lien 5.189%, VAR LIBOR+2.750%, 10/04/23	1,140	1,130
5.144%, VAR LIBOR+2.750%, 10/04/23	511	506

Las Vegas Sands, LLC, Refinancing Term Loan (2018) 4.152%, 03/27/25 (E)	1,742	1,728

MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien 4.402%, VAR LIBOR+2.000%, 04/25/23	759	753

Stars Group Holdings B.V., USD Term Loan, 1st Lien 6.101%, 07/10/25	84	84
5.830%, 07/10/25	996	995

		8,349

Gaming & Hotels — 0.0%

Hanjin International Corp., Initial Term Loan 4.904%, VAR LIBOR+2.500%, 09/20/20	1,000	987

Gaming/Leisure — 0.1%

Gateway Casinos & Entertainment, Term Loan B (2018) 5.330%, 12/01/23	1,250	1,228

Health Care — 0.4%

Bausch Health Companies Inc., Initial Term Loan, 1st Lien 5.412%, VAR LIBOR+3.000%, 06/02/25	1,638	1,637

Bulldog Purchaser Inc., Delayed Draw Term Loan 3.750%, 08/22/25	38	38

Bulldog Purchaser Inc., Initial Term Loan 6.189%, 08/22/25	1,356	1,337

Carestream Health, Inc., Extended Term Loan 8.189%, 02/28/21	141	136

Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan, 1st Lien 6.688%, VAR LIBOR+4.250%, 04/27/24	877	822

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Lifescan Global Corporation, Initial Term Loan 8.660%, 10/01/24 (E)	$259	$247

Lifescan Global Corporation, Initial Term Loan, 1st Lien 8.600%, 10/01/24	6	6

Prospect Medical Holdings, Inc., Term B-1 Loan 7.938%, 02/16/24	1,484	1,397

Radiology Partners, Term Loan, 1st Lien 9.895%, 07/09/26	100	98

Radiology Partners, Term Loan, 2nd Lien 9.842%, 07/09/26	150	147

Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien 5.439%, VAR LIBOR+3.000%, 05/15/22	1,237	1,219

Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien 5.690%, VAR LIBOR+3.250%, 09/02/24	2,219	2,138

		9,222

Home Furnishings — 0.1%

Comfort Holding, LLC, Initial Term Loan 7.189%, VAR LIBOR+4.750%, 02/05/24	841	840

Serta Simmons Bedding, LLC, Initial Term Loan 5.912%, VAR LIBOR+3.500%, 10/20/23	820	528
5.894%, VAR LIBOR+3.500%, 10/20/23	232	149

		1,517

Housing — 0.1%

DTZ US Borrower LLC, Term Loan B (2018) 5.652%, 08/15/25	1,000	995

Installed Building Products, Term Loan B (2018) 4.902%, 04/15/25 (E)	995	980

		1,975

Industrial Services — 0.1%

Delachaux Group, Facility B2, 1st Lien 7.101%, 04/01/26	1,250	1,239

PT Intermediate Holdings III, LLC, Term B Loan 6.601%, 12/09/24	750	723

Description	Face Amount (000)	Value (000)

SiteOne Landscape Supply, LLC (fka John Deere Landscapes LLC), Tranche E Term Loan 5.160%, 10/24/29	$778	$773

		2,735

Information Technology — 0.0%

Mitchell International, Inc., Initial Term Loan 5.652%, 11/29/24 (E)	621	591

Insurance — 0.4%

Acrisure, LLC, 2017-2 Refinancing Term Loan 6.772%, VAR LIBOR+4.250%, 11/22/23	1,072	1,066

Acrisure, LLC, 2018-1 Additional Term Loan 6.272%, 11/22/23	496	492

Alliant Holdings Intermediate, LLC, Initial Term Loan (2018) 5.404%, VAR LIBOR+3.000%, 05/09/25	1,398	1,356

HIG Finance 2 Limited, Initial Dollar Term Loan 5.938%, 12/13/24	971	968

Hub International Limited, Initial Term Loan 5.292%, 04/25/25	3	3

Hub International, Ltd., Cov-Lite, Term Loan B, 1st Lien 5.336%, 04/25/25	1,239	1,207

NFP Corp., Term B Loan, 1st Lien 5.439%, VAR LIBOR+3.000%, 12/09/23	1,691	1,642

Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien 5.652%, 12/31/25	904	890

Viant Medical Holdings, Inc., Initial Term Loan 10.351%, 06/26/26	122	119

		7,743

Investment Company — 0.0%

EIG Management Company, LLC, Initial Term Loan 6.180%, 01/31/25	446	445

StepStone Group, Term Loan B, 1st Lien 6.439%, 03/14/25	479	479

		924

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Leasing — 0.1%

Fly Funding II S.à r.l., Loan, 1st Lien 4.560%, VAR LIBOR+2.000%, 08/09/19	$645	$641

USS Ultimate Holdings, Inc., Initial Term Loan 6.189%, VAR LIBOR+3.750%, 08/09/24	362	361

		1,002

Machinery — 0.3%

Airxcel, Inc., Initial Term Loan 6.939%, VAR LIBOR+4.500%, 04/25/25	744	700

Airxcel, Inc., Initial Term Loan, 1st Lien 11.189%, 04/27/26	500	451

Altra Industrial Motion Corp., Term Loan, 1st Lien 4.439%, 09/26/25	1,944	1,906

CPM Holdings, Inc., Initial Term Loan 10.689%, 10/24/26	247	243
6.152%, 10/24/25	366	361

Douglas Dynamics LLC, 2017 Replacement Term Loan Facility, 1st Lien 5.440%, 12/31/21 (E)	353	352

Filtration Group Corporation, Initial Dollar Term Loan 5.439%, 03/28/25	958	955

Graftech International Ltd., Initial Term Loan, 1st Lien 5.902%, VAR LIBOR+3.500%, 02/12/25	1,149	1,126

Pro Mach Group, Inc., Initial Term Loan 5.144%, 03/07/25	746	718

		6,812

Manufacturing — 0.1%

Blount International, Inc., Term Loan 6.189%, 04/12/23	495	494

LTI Boyd Corporation, Term Loan B 5.939%, 09/06/25	667	629

Pelican Products, Inc., Term Loan 10.162%, 04/17/26	88	84
5.912%, VAR LIBOR+3.500%, 04/19/25	68	67

Utex Industries, Term Loan, 1st Lien 6.439%, 05/14/21 (E)	399	371

		1,645

Description	Face Amount (000)	Value (000)

Media — 0.4%

Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien 4.330%, VAR LIBOR+2.000%, 04/30/25	$1,415	$1,413

CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan 4.644%, VAR LIBOR+2.250%, 07/17/25	751	738

Metro-Goldwyn-Mayer Inc., Initial Term Loan 6.940%, 06/29/26	526	508

NEP Group, Inc., Initial Dollar Term Loan 5.689%, 10/20/25	748	746

NEP Group, Inc., Initial Loan 9.439%, 10/05/26	500	492

Numericable U.S. LLC, USD TLB-[12] Term Loan 6.082%, VAR LIBOR+3.000%, 01/31/26	1,480	1,432

Technicolor S.A., First Incremental U.S. Term Loan 5.274%, VAR LIBOR+2.750%, 12/06/23	489	433

Virgin Media Bristol LLC, K Facility, 1st Lien 4.894%, 01/15/26 (E)	1,250	1,245

Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien 4.894%, VAR LIBOR+2.500%, 04/15/25	1,250	1,224

		8,231

Medical Devices — 0.0%

MedPlast Holdings Inc., Term Loan, 1st Lien 6.351%, 06/26/25	223	222

Metals & Mining — 0.1%

Dynacast International LLC, Term B-2 Loan, 1st Lien 5.580%, VAR LIBOR+3.250%, 01/28/22	1,236	1,190

Metals/Minerals — 0.1%

Atkore International, Inc., Term Loan (2016) 5.070%, VAR LIBOR+2.750%, 12/22/23	1,211	1,206

Oil & Gas — 0.2%

Apergy Corp, Term Loan B 4.938%, 04/18/25 (E)	459	458

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Apergy Corporation, Initial Term Loan, 1st Lien 7.000%, 04/18/25	$7	$7

BCP Raptor, LLC, Initial Term Loan, 1st Lien 6.652%, VAR LIBOR+4.250%, 06/24/24	464	440

Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), Advance, 1st Lien 6.439%, VAR LIBOR+4.000%, 02/15/24	727	696

Lower Cadence Holdings LLC, Initial Term Loan, 1st Lien 6.404%, 05/08/26	665	661

Lucid Energy Group II Borrower, LLC, Initial Term Loan, 1st Lien 5.430%, VAR LIBOR+3.000%, 02/17/25	490	466

PES Holdings, LLC, Tranche C Loan 3.101%, 12/31/22	570	268

Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien 8.601%, VAR LIBOR+6.000%, 02/21/21	340	242

Traverse Midstream Partners LLC, Advance, 1st Lien 6.590%, VAR LIBOR+4.000%, 09/27/24	774	764

		4,002

Personal Services — 0.1%

William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien 5.360%, VAR LIBOR+2.750%, 05/18/25	138	133
5.160%, VAR LIBOR+2.750%, 05/18/25	1,512	1,457

		1,590

Professional & Business Services — 0.8%

Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Incremental Term Loan, 1st Lien 6.689%, 07/28/22	499	498

Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan 6.189%, VAR LIBOR+3.750%, 07/28/22	686	685

Description	Face Amount (000)	Value (000)

ASGN Incorporated (fka On Assignment, Inc.), Initial Term B-2 Loan 4.439%, VAR LIBOR+2.000%, 02/21/25	$445	$444

athenahealth, Inc., Term B Loan, 1st Lien 7.045%, 02/11/26	1,289	1,285
6.912%, 02/11/26	3	3

Avantor, Inc., Initial B-1 Dollar Term Loan 5.402%, VAR LIBOR+4.000%, 11/21/24	1,085	1,089

BCP Renaissance Parent LLC, Initial Term Loan, 1st Lien 6.083%, VAR LIBOR+3.500%, 10/31/24	463	461

Casmar Holdings (Australia) Pty Limited, Initial Term Loan 6.928%, VAR LIBOR+4.500%, 12/08/23	489	445

Cast & Crew Payroll, LLC, Initial Term Loan 6.440%, 02/09/26	538	540

Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien 5.189%, VAR LIBOR+2.750%, 03/01/24	1,121	1,112
5.152%, VAR LIBOR+2.750%, 03/01/24	966	957

Explorer Holdings, Inc., Initial Term Loan, 1st Lien 6.351%, VAR LIBOR+3.750%, 04/12/23	248	246

Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien 5.440%, VAR LIBOR+3.000%, 12/29/23	1,461	1,386

Focus Financial Partners, LLC, Tranche B-2 Term Loan 4.939%, 07/03/24	876	874

Fortress Investment, Term Loan B (2018) 4.402%, 12/27/22 (E)	938	936

GHX Ultimate Parent Corporation, Initial Term Loan 5.851%, VAR LIBOR+3.000%, 06/21/24	741	726

Inovalon Holdings, Inc., Term Loan, 1st Lien 5.938%, VAR LIBOR+3.500%, 04/02/25	1,491	1,488

KUEHG Corp (fka KC MergerSub, Inc.), Term B-3 Loan, 1st Lien 6.351%, 02/14/25	258	257

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Safe Fleet Holdings LLC, Initial Term Loan 5.420%, VAR LIBOR+3.000%, 02/03/25	$743	$723

Tempo Acquisition, LLC, Initial Term Loan, 1st Lien 5.402%, VAR LIBOR+3.000%, 05/01/24	1,414	1,407

Western Dental Services, Inc., 1st Lien 7.689%, 06/23/23	1,193	1,175

Western Dental, Incremental Term Loan B, 1st Lien 6.939%, 06/30/23	162	160

WEX Inc., Term B-3 Loan 4.652%, 05/14/26	1,480	1,465

		18,362

Real Estate — 0.3%

Capital Automotive L.P., Initial Tranche B Term Loan 8.410%, VAR LIBOR+6.000%, 03/21/25	470	471

Capital Automotive L.P., Initial Tranche B-2 Term Loan 4.910%, VAR LIBOR+2.500%, 03/21/24	1,478	1,457

Forest City Enterprises, L.P., Initial Term Loan, 1st Lien 6.402%, 12/08/25	525	526

iStar Inc. (fka iStar Financial Inc.), Loan, 1st Lien 5.171%, VAR LIBOR+3.000%, 07/01/20	557	556
5.133%, VAR LIBOR+3.000%, 07/01/20	566	564

RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien 5.189%, VAR LIBOR+2.750%, 12/15/23	488	485

RHP Hotel Properties, LP, Tranche B Term Loan, 1st Lien 4.610%, VAR LIBOR+2.000%, 05/11/24	735	734

VICI Properties 1 LLC, Term B Loan, 1st Lien 4.404%, 12/20/24 (E)	1,164	1,150

		5,943

Restaurants — 0.0%

Miller’s Ale House, Inc., Term B Loan, 1st Lien 7.169%, 05/26/25	991	961

Description	Face Amount (000)	Value (000)

Miller’s Ale House, Inc., Term Loan, 1st Lien 9.250%, 05/26/25	$3	$2

		963

Retail Food & Drug — 0.0%

GOBP Holdings, Inc., Initial Term Loan 6.351%, 10/22/25	531	530

Retailing — 0.4%

1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien 4.689%, VAR LIBOR+2.250%, 02/16/24	606	601
4.652%, VAR LIBOR+2.250%, 02/16/24	751	745

Belron Finance US LLC, Initial Term B Loan, 1st Lien 5.065%, VAR LIBOR+2.500%, 11/07/24	988	986

EG Group Limited, Additional Facility Loan (USD) 6.601%, VAR LIBOR+4.000%, 02/07/25	1,151	1,130

Flynn Restaurant Group LP, Initial Term Loan 9.419%, 06/22/26	532	509
5.939%, 06/20/25	1,029	995

IRB Holding Corp., Term B Loan, 1st Lien 5.644%, 02/05/25	1,489	1,469
5.620%, 02/05/25	4	4

K-Mac Holdings Corp., Initial Term Loan 9.152%, VAR LIBOR+6.750%, 03/09/26	296	294
5.680%, 03/07/25 (E)	499	492

Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien 5.901%, 05/08/26	766	763
0.500%, 05/08/26	38	38

Trugreen Limited Partnership, Initial Refinancing Term Loan 6.161%, 03/13/26	989	989

		9,015

Securities & Trusts — 0.3%

Achilles Acquisition LLC, Closing Date Term Loan 6.500%, 10/04/25	1,000	997

AI Ladder (Luxembourg) Subco S.a r.l., Facility B, 1st Lien 7.101%, 05/02/25	522	507

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

AssuredPartners, Inc., 2017 September Refinancing Term Loan 5.939%, VAR LIBOR+3.250%, 10/22/24	$1,235	$1,222

Compass Group Diversified Holdings LLC, Term Loan 4.939%, VAR LIBOR+2.500%, 04/04/25	1,138	1,137

Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien 4.652%, VAR LIBOR+2.250%, 03/24/25	665	659

RPI Finance Trust, Initial Term Loan B-6 4.402%, VAR LIBOR+2.000%, 03/27/23	706	707

Starfruit Finco B.V. (Starfruit US Holdco LLC), Initial Dollar Term Loan 5.669%, 10/01/25	326	320

		5,549

Service — 0.0%

KinderCare (KUEHG Corp), Term Loan B-3 6.351%, 02/14/25	742	738

Shipping & Ship Building — 0.1%

AI Mistral Holdco Limited, Initial Term Loan 5.439%, VAR LIBOR+3.000%, 01/17/24	735	641

Hornblower Sub, LLC (American Queen Sub, LLC), Term Loan 6.830%, 03/28/25 (E)	884	883

International Seaways Operating Corporation, Term Loan, 1st Lien 8.440%, VAR LIBOR+5.500%, 06/22/22	577	575

Navios Maritime Partners L.P (Navios Partners Finance (US) Inc.), Initial Term Loan, 1st Lien 7.440%, VAR LIBOR+5.000%, 09/04/20	740	734

		2,833

Software — 0.1%

Ultimate Software Group Inc., The, Initial Term Loan 6.080%, 05/04/26	1,000	1,001

Description	Face Amount (000)	Value (000)

Steel — 0.1%

Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 1st Lien 4.652%, VAR LIBOR+2.250%, 06/14/21	$1,305	$1,301

Technology — 0.0%

Kofax, Term Loan, 1st Lien 6.450%, 07/07/23	1,000	998

Textile & Apparel Manufacturing — 0.0%

Champ Acquisition Corporation, Initial Term Loan 8.101%, 12/17/25	517	511

Transportation — 0.1%

Agro Merchants North America Holdings, Inc., Effective Date Loan 6.351%, VAR LIBOR+3.750%, 11/15/24	325	323

PODS, LLC, Tranche B-4 Term Loan 5.161%, 12/06/24	1,500	1,476

XPO Logistics, Inc., Refinancing Term Loan (2018) 4.439%, VAR LIBOR+2.000%, 02/24/25	1,046	1,037

		2,836

Utilities — 0.0%

AI Alpine AT BidCo GmbH, Facility B (USD), 1st Lien 5.681%, 10/31/25	998	980

Total Loan Participations (Cost $218,028) (000)		213,713

SOVEREIGN DEBT — 8.3%

1MDB Global Investments 4.400%, 03/09/23	5,400	5,127

African Development Bank 3.000%, 09/20/23	100	105
2.625%, 03/22/21	125	127
2.125%, 11/16/22	50	50

Angolan Government International Bond 9.500%, 11/12/25 (A)	1,490	1,707
9.375%, 05/08/48 (A)	1,450	1,597
8.250%, 05/09/28 (A)	255	273

Argentine Republic Government International Bond 8.280%, 12/31/33	2,676	2,231
7.625%, 04/22/46	690	547
7.500%, 04/22/26	3,010	2,542
7.125%, 07/06/36	560	433
7.125%, 06/28/17	420	314

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
6.875%, 01/11/48	1,090	$807
5.625%, 01/26/22	480	405
3.750%, 5.250%, 03/31/29 12/31/38 (G)	972	567

Armenia International Bond 7.150%, 03/26/25 (A)	2,215	2,544
6.000%, 09/30/20 (A)	406	418

Asian Development Bank 3.125%, 09/26/28	150	163
2.875%, 11/27/20	150	152
2.750%, 03/17/23	235	243
2.375%, 08/10/27	100	102
2.000%, 01/22/25	100	100
1.750%, 06/08/21	200	200
1.625%, 08/26/20	100	100
1.625%, 03/16/21	200	199

Bahrain Government International Bond 7.000%, 01/26/26 (A)	505	545
6.750%, 09/20/29 (A)	1,060	1,119

Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/27 (BRL)	7,300	2,169

Canada Government International Bond 2.000%, 11/15/22	100	101

Chile Government International Bond 3.240%, 02/06/28	200	210
3.125%, 01/21/26	107	111

Colombia Government International Bond 7.375%, 09/18/37	1,345	1,829
6.125%, 01/18/41	975	1,207
5.000%, 06/15/45	1,060	1,170
4.500%, 03/15/29	1,070	1,168
4.375%, 07/12/21	200	207
4.000%, 02/26/24	200	209
3.875%, 04/25/27	980	1,022

Costa Rica Government International Bond 7.158%, 03/12/45 (A)	565	566
7.000%, 04/04/44 (A)	550	546

Council of Europe Development Bank 2.625%, 02/13/23	30	31

Development Bank of Mongolia 7.250%, 10/23/23 (A)	1,160	1,209

Dominican Republic International Bond 9.750%, 06/05/26 (DOP) (A)	44,900	901
7.450%, 04/30/44 (A)	1,205	1,396
6.875%, 01/29/26 (A)	1,035	1,168
6.850%, 01/27/45 (A)	250	273
6.600%, 01/28/24 (A)	400	443
6.500%, 02/15/48 (A)	1,165	1,231
5.950%, 01/25/27 (A)	1,415	1,525
5.500%, 01/27/25 (A)	365	388

Description	Face Amount (000)	Value (000)

Ecuador Government International Bond 10.750%, 01/31/29 (A)	$790	$891
9.650%, 12/13/26 (A)	1,125	1,218
8.875%, 10/23/27 (A)	955	993
7.950%, 06/20/24 (A)	1,770	1,854
7.950%, 06/20/24	210	220
7.875%, 01/23/28 (A)	1,865	1,844

Egypt Government International Bond 8.700%, 03/01/49 (A)	990	1,064
8.500%, 01/31/47 (A)	1,265	1,339
7.903%, 02/21/48 (A)	1,400	1,417
7.500%, 01/31/27 (A)	1,465	1,562
6.200%, 03/01/24 (A)	420	437
5.577%, 02/21/23 (A)	360	366

El Salvador Government International Bond 7.650%, 06/15/35 (A)	270	281
6.375%, 01/18/27 (A)	965	963
5.875%, 01/30/25 (A)	720	717

European Bank for Reconstruction & Development 2.750%, 03/07/23	100	103
1.125%, 08/24/20	200	198

European Investment Bank 3.250%, 01/29/24	250	265
3.125%, 12/14/23	150	158
2.875%, 12/15/21	200	205
2.875%, 08/15/23	150	156
2.500%, 03/15/23	295	302
2.375%, 05/13/21	250	253
2.375%, 05/24/27	250	257
2.250%, 03/15/22	150	152
2.250%, 06/24/24	150	153
2.125%, 10/15/21	200	202
2.125%, 04/13/26	100	101
2.000%, 12/15/22	150	151
1.375%, 09/15/21	100	99

Export Development Canada 2.500%, 01/24/23	100	102
2.000%, 05/17/22	200	201

Export-Import Bank of Korea 2.875%, 01/21/25	200	204
2.500%, 05/10/21	200	201

Financiera de Desarrollo 4.750%, 07/15/25 (A)	950	1,019

Gabon Government International Bond 6.375%, 12/12/24 (A)	815	807

Georgia Government International Bond 6.875%, 04/12/21 (A)	1,330	1,400

Ghana Government International Bond 10.750%, 10/14/30 (A)	2,170	2,742
8.950%, 03/26/51 (A)	1,025	1,061

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
8.627%, 06/16/49 (A)	980	$988
7.875%, 08/07/23 (A)	359	389
7.875%, 03/26/27 (A)	570	600
7.625%, 05/16/29 (A)	710	721

Guatemala Government Bond 6.125%, 06/01/50 (A)	790	828
4.900%, 06/01/30 (A)	470	483
4.875%, 02/13/28 (A)	1,150	1,184
4.500%, 05/03/26 (A)	1,210	1,221
4.375%, 06/05/27 (A)	830	829

Hashemite Kingdom of Jordan Government AID Bond 2.503%, 10/30/20	200	202

Honduras Government International Bond 6.250%, 01/19/27 (A)	330	354

Hungary Government Bond 3.000%, 10/27/27 (HUF)	284,000	1,057

Indonesia Government International Bond 8.500%, 10/12/35 (A)	970	1,461
8.500%, 10/12/35	260	391
4.450%, 02/11/24	200	212
4.350%, 01/11/48	200	207
3.700%, 01/08/22 (A)	210	215

Inter-American Development Bank 3.125%, 09/18/28	150	163
2.625%, 04/19/21	265	268
2.375%, 07/07/27	100	102
2.125%, 11/09/20	250	251
2.125%, 01/15/25	125	126
1.875%, 03/15/21	150	150
1.750%, 04/14/22	150	150
1.750%, 09/14/22	100	100

International Bank for Reconstruction & Development 2.750%, 07/23/21	250	255
2.500%, 03/19/24	200	206
2.500%, 11/25/24	300	310
2.500%, 07/29/25	150	155
2.500%, 11/22/27	200	207
2.250%, 06/24/21	50	50
2.125%, 12/13/21	200	201
2.125%, 02/13/23	100	101
2.000%, 01/26/22	200	201
1.875%, 06/19/23	100	100
1.625%, 03/09/21	150	149
1.375%, 09/20/21	300	297

International Finance 2.875%, 07/31/23	95	99
2.000%, 10/24/22	50	50
1.625%, 07/16/20	100	100
1.125%, 07/20/21	100	98

Iraq International Bond 5.800%, 01/15/28 (A)	1,225	1,204

Description	Face Amount (000)	Value (000)

Israel Government International Bond 3.150%, 06/30/23	$200	$207

Ivory Coast Government International Bond 6.375%, 03/03/28 (A)	585	579
6.125%, 06/15/33 (A)	1,010	940
5.750%, 12/31/32 (A) (C)	1,509	1,465
5.375%, 07/23/24 (A)	1,095	1,104

Japan Bank for International Cooperation 3.375%, 10/31/23	200	210
2.500%, 06/01/22	200	203
2.375%, 04/20/26	200	201
2.250%, 11/04/26	200	200
2.125%, 07/21/20	200	200

Jordan Government International Bond 7.375%, 10/10/47 (A)	550	566

Kenya Government International Bond 8.250%, 02/28/48 (A)	385	400
8.000%, 05/22/32 (A)	690	729
7.250%, 02/28/28 (A)	390	404
7.000%, 05/22/27 (A)	670	700
6.875%, 06/24/24 (A)	1,485	1,579

Korea Development Bank 2.500%, 01/13/21	200	201

Korea International Bond 2.750%, 01/19/27	200	203

Kreditanstalt fuer Wiederaufbau 3.125%, 12/15/21	150	155
2.375%, 03/24/21	210	212

Landwirtschaftliche Rentenbank 3.125%, 11/14/23	150	158
2.500%, 11/15/27	150	155

Lebanon Government International Bond 7.000%, 03/23/32	655	510
6.850%, 03/23/27	310	245
6.750%, 11/29/27	675	527
6.650%, 11/03/28	246	193
6.650%, 02/26/30	220	169
6.600%, 11/27/26	527	417
6.200%, 02/26/25	697	555

Mexico Government International Bond 5.550%, 01/21/45	300	349
4.600%, 02/10/48	497	512
4.500%, 04/22/29	200	215
4.350%, 01/15/47	200	198
4.150%, 03/28/27	975	1,022
4.125%, 01/21/26	200	209
3.750%, 01/11/28	200	204

Mongolia Government International Bond 10.875%, 04/06/21 (A)	2,460	2,738

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
8.750%, 03/09/24 (A)	880	$994
5.625%, 05/01/23 (A)	745	758
5.125%, 12/05/22 (A)	695	701
5.125%, 12/05/22	490	494

Nigeria Government International Bond 8.747%, 01/21/31 (A)	520	578
7.875%, 02/16/32 (A)	970	1,013
7.696%, 02/23/38 (A)	960	974
7.625%, 11/21/25 (A)	820	895
7.143%, 02/23/30 (A)	965	976
6.500%, 11/28/27 (A)	1,250	1,251

Nordic Investment Bank 1.500%, 09/29/20	200	199

Oesterreichische Kontrollbank 3.125%, 11/07/23	100	105
2.875%, 03/13/23	50	52
1.875%, 01/20/21	150	150

Oman Government International Bond 6.750%, 01/17/48 (A)	1,400	1,234
6.500%, 03/08/47 (A)	795	686
5.375%, 03/08/27 (A)	775	727
4.750%, 06/15/26 (A)	465	429

Oman Sovereign Sukuk SAOC 4.397%, 06/01/24 (A)	890	859

Panama Government International Bond 9.375%, 04/01/29	535	802
6.700%, 01/26/36	1,455	1,979
4.500%, 05/15/47	200	226
3.875%, 03/17/28	200	213

Peru Government Bond 6.150%, 08/12/32 (PEN) (A)	3,120	1,039
5.940%, 02/12/29 (PEN) (A)	1,390	460
5.400%, 08/12/34 (PEN) (A)	4,880	1,512

Perusahaan Penerbit SBSN Indonesia III 4.400%, 03/01/28 (A)	440	469
4.150%, 03/29/27 (A)	1,090	1,141

Peruvian Government International Bond 7.350%, 07/21/25	100	128
6.950%, 08/12/31 (PEN) (A)	1,790	637
5.625%, 11/18/50	150	206

Philippine Government International Bond 5.500%, 03/30/26	200	236
4.200%, 01/21/24	200	215
3.700%, 02/02/42	300	326

Poland Government International Bond 4.000%, 01/22/24	125	135
3.000%, 03/17/23	150	154

Province of Alberta Canada 3.300%, 03/15/28	200	214
2.200%, 07/26/22	100	101

Description	Face Amount (000)(1)	Value (000)

Province of British Columbia Canada 2.000%, 10/23/22	100	$100

Province of Manitoba Canada 2.125%, 06/22/26	500	496
2.050%, 11/30/20	150	150

Province of New Brunswick Canada 3.625%, 02/24/28	100	109

Province of Ontario Canada 2.500%, 04/27/26	500	508
2.450%, 06/29/22	200	203
2.300%, 06/15/26	100	101

Province of Quebec Canada 2.875%, 10/16/24	100	104
2.625%, 02/13/23	200	205
2.500%, 04/20/26	300	306

Provincia de Buenos Aires 7.875%, 06/15/27 (A)	495	368
6.500%, 02/15/23 (A)	450	376

Provincia de Cordoba 7.125%, 06/10/21 (A)	970	844

Qatar Government International Bond 5.103%, 04/23/48 (A)	685	816
4.817%, 03/14/49 (A)	1,348	1,545

Republic of Belarus International Bond 7.625%, 06/29/27 (A)	915	1,043
6.875%, 02/28/23 (A)	1,210	1,301

Republic of Italy Government International Bond 5.375%, 06/15/33	300	329

Republic of Poland Government Bond 2.750%, 04/25/28 (PLN)	8,180	2,258

Republic of South Africa Government Bond 6.500%, 02/28/41 (ZAR)	21,100	1,070

Republic of South Africa Government International Bond 5.875%, 06/22/30	600	651
4.300%, 10/12/28	1,870	1,836

Russian Federal Bond - OFZ 8.150%, 02/03/27 (RUB)	130,500	2,171
7.700%, 03/23/33 (RUB)	46,000	746

Russian Foreign Bond - Eurobond 5.250%, 06/23/47 (A)	1,200	1,325
5.100%, 03/28/35 (A)	1,000	1,087
4.750%, 05/27/26	1,000	1,065
4.750%, 05/27/26 (A)	200	213

Saudi Government International Bond 5.250%, 01/16/50 (A)	400	454

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
4.500%, 04/17/30 (A)	785	$856

Senegal Government International Bond 8.750%, 05/13/21 (A)	376	410
6.250%, 05/23/33 (A)	735	711
4.750%, 03/13/28 (EUR) (A)	640	729

Sri Lanka Government International Bond 7.850%, 03/14/29 (A)	1,030	1,062
7.550%, 03/28/30 (A)	1,660	1,664
6.850%, 11/03/25 (A)	1,400	1,404
6.825%, 07/18/26 (A)	770	767
6.750%, 04/18/28 (A)	360	348
6.200%, 05/11/27 (A)	2,620	2,483
5.875%, 07/25/22 (A)	1,030	1,033
5.750%, 04/18/23 (A)	1,010	1,001

Turkey Government International Bond 7.375%, 02/05/25	716	739
7.250%, 12/23/23	960	992
6.125%, 10/24/28	1,035	975
6.000%, 03/25/27	1,445	1,373
5.625%, 03/30/21	1,210	1,227
4.250%, 04/14/26	1,250	1,091

Ukraine Government AID Bonds 1.471%, 09/29/21	200	198

Ukraine Government International Bond 8.994%, 02/01/24 (A)	815	887
7.750%, 09/01/21 (A)	214	223
7.750%, 09/01/22 (A)	2,089	2,207
7.750%, 09/01/23 (A)	744	787
7.750%, 09/01/24 (A)	1,509	1,573
7.750%, 09/01/25 (A)	1,024	1,059
7.750%, 09/01/27 (A)	215	221
7.375%, 09/25/32 (A)	1,510	1,483
6.750%, 06/20/26 (EUR) (A)	670	807
3.104%, 05/31/40 (A) (E)	314	225

Uruguay Government International Bond 9.875%, 06/20/22 (UYU) (A)	8,150	229
8.500%, 03/15/28 (UYU) (A)	5,740	142
5.100%, 06/18/50	1,676	1,883
4.975%, 04/20/55	1,100	1,214
4.500%, 08/14/24	100	107
4.375%, 01/23/31	180	195

Venezuela Government International Bond 7.750%, 10/13/19 (C)	705	181
7.650%, 04/21/25 (C)	362	95
7.000%, 03/31/38 (C)	422	108

Zambia Government International Bond 8.970%, 07/30/27 (A)	505	338
5.375%, 09/20/22 (A)	680	450

Total Sovereign Debt (Cost $177,889) (000)		181,249

Description	Face Amount (000)	Value (000)
ASSET-BACKED SECURITIES — 6.5%

Automotive — 3.8%

American Credit Acceptance Receivables Trust, Ser 2018-2, Cl A 2.940%, 01/10/22 (A)	$191	$191

American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A 2.920%, 08/12/21 (A)	713	713

American Credit Acceptance Receivables Trust, Ser 2018-3, Cl B 3.490%, 06/13/22 (A)	413	415

American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A 2.850%, 07/12/22 (A)	3,942	3,948

Americredit Automobile Receivables Trust, Ser 2018-1, Cl A2A 2.710%, 07/19/21	708	709

Americredit Automobile Receivables Trust, Ser 2018-2, Cl B 3.450%, 06/18/24	2,063	2,108

AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl A2A 1.830%, 05/18/21	166	166

AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl B 2.360%, 12/19/22	1,319	1,320

BMW Floorplan Master Owner Trust, Ser 2018-1, Cl A2 2.714%, VAR ICE LIBOR USD 1 Month+0.320%, 05/15/23 (A)	1,721	1,722

Carmax Auto Owner Trust, Ser 2019-1, Cl A4 3.260%, 08/15/24	2,914	3,013

Carmax Auto Owner Trust, Ser 2019-2, Cl A4 2.770%, 12/16/24	1,556	1,586

CarMax Auto Owner Trust, Ser 2016-4, Cl A4 1.600%, 06/15/22	250	248

CarMax Auto Owner Trust, Ser 2018-2, Cl A4 3.160%, 07/17/23	731	751

CPS Auto Receivables Trust, Ser 2018-A, Cl A 2.160%, 05/17/21 (A)	308	308

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

CPS Auto Receivables Trust, Ser 2018-D, Cl A 3.060%, 01/18/22 (A)	$1,943	$1,948

CPS Auto Receivables Trust, Ser 2019-A, Cl A 3.180%, 06/15/22 (A)	2,245	2,256

CPS Auto Receivables Trust, Ser 2019-B, Cl A 2.890%, 05/16/22 (A)	2,208	2,212

Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A 3.010%, 02/16/27 (A)	1,099	1,105

Credit Acceptance Auto Loan Trust, Ser 2018-3A, Cl A 3.550%, 08/15/27 (A)	835	850

Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl A 3.330%, 02/15/28 (A)	2,183	2,230

Drive Auto Receivables Trust, Ser 2018-1, Cl B 2.880%, 02/15/22	354	354

Drive Auto Receivables Trust, Ser 2018-4, Cl B 3.360%, 10/17/22	1,818	1,826

Drive Auto Receivables Trust, Ser 2018-4, Cl D 4.090%, 01/15/26	100	103

Drive Auto Receivables Trust, Ser 2019-1, Cl A2A 3.080%, 09/15/21	1,987	1,991

Drive Auto Receivables Trust, Ser 2019-2, Cl B 3.170%, 11/15/23	1,599	1,623

DT Auto Owner Trust, Ser 2018-2A, Cl B 3.430%, 05/16/22 (A)	1,913	1,923

DT Auto Owner Trust, Ser 2018-3A, Cl A 3.020%, 02/15/22 (A)	2,261	2,267

DT Auto Owner Trust, Ser 2019-1A, Cl A 3.080%, 09/15/22 (A)	2,623	2,633

DT Auto Owner Trust, Ser 2019-2A, Cl A 2.850%, 09/15/22 (A)	2,644	2,653

Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A 2.900%, 01/18/22 (A)	611	612

Exeter Automobile Receivables Trust, Ser 2019-2A, Cl A 2.930%, 07/15/22 (A)	3,351	3,360

First Investors Auto Owner Trust, Ser 2018-1A, Cl A1 2.840%, 05/16/22 (A)	428	428

Description	Face Amount (000)	Value (000)

Flagship Credit Auto Trust, Ser 2019-1, Cl A 3.110%, 08/15/23 (A)	$2,769	$2,791

Flagship Credit Auto Trust, Ser 2019-2, Cl A 2.830%, 10/16/23 (A)	5,156	5,184

Ford Credit Auto Owner Trust, Ser 2017-C, Cl A3 2.010%, 03/15/22	1,197	1,195

Ford Credit Auto Owner Trust, Ser 2019-A, Cl A4 2.850%, 08/15/24	1,859	1,898

Ford Credit Auto Owner Trust, Ser 2019-B, Cl A3 2.230%, 10/15/23	100	100

GM Financial Automobile Leasing Trust, Ser 2019-2, Cl A3 2.670%, 03/21/22	25	25

GM Financial Consumer Automobile, Ser 2017-1A, Cl A3 1.780%, 10/18/21 (A)	1,528	1,524

GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A3 2.320%, 07/18/22	1,130	1,132

GM Financial Consumer Automobile Receivables Trust, Ser 2019-1, Cl A3 2.970%, 11/16/23	57	58

Honda Auto Receivables Owner Trust, Ser 2017-4, Cl A3 2.050%, 11/22/21	1,076	1,075

Hyundai Auto Receivables Trust, Ser 2019-A, Cl A3 2.660%, 06/15/23	1,911	1,931

Nissan Auto Receivables Owner Trust, Ser 2018-B, Cl A3 3.060%, 03/15/23	30	31

Nissan Auto Receivables Owner Trust, Ser 2019-A, Cl A2A 2.820%, 01/18/22	2,673	2,685

Nissan Auto Receivables Owner Trust, Ser 2019-A, Cl A3 2.900%, 10/16/23	67	68

Santander Drive Auto Receivables Trust, Ser 2018-1, Cl D 3.320%, 03/15/24	85	86

Santander Drive Auto Receivables Trust, Ser 2018-4, Cl C 3.560%, 07/15/24	50	51

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Santander Drive Auto Receivables Trust, Ser 2019-1, Cl B 3.210%, 09/15/23	$1,548	$1,573

Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A 2.560%, 11/25/31 (A)	1,459	1,476

Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A 3.060%, 05/16/22 (A)	3,553	3,571

World Omni Auto Receivables Trust, Ser 2018-D, Cl A3 3.330%, 04/15/24	5,000	5,123

World Omni Auto Receivables Trust, Ser 2019-B, Cl A3 2.590%, 07/15/24	2,883	2,915

		82,064

Credit Card — 1.5%

American Express Credit Account Master Trust, Ser 2017-1, Cl A 1.930%, 09/15/22	9,514	9,495

American Express Credit Account Master Trust, Ser 2017-6, Cl A 2.040%, 05/15/23	4,274	4,272

American Express Credit Account Master Trust, Ser 2019-1, Cl A 2.870%, 10/15/24	3,024	3,091

American Express Credit Account Master Trust, Ser 2019-2, Cl A 2.670%, 11/15/24	3,357	3,414

BA Credit Card Trust, Ser 2017-A1, Cl A1 1.950%, 08/15/22	2,103	2,099

Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1 2.000%, 01/17/23	2,123	2,119

Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4 1.990%, 07/17/23	1,427	1,425

Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5 2.974%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/27	1,924	1,934

Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1 2.880%, 01/23/23	200	202

Description	Face Amount (000)	Value (000)

Citibank Credit Card Issuance Trust, Ser 2017-A7, Cl A7 2.782%, VAR ICE LIBOR USD 1 Month+0.370%, 08/08/24	$2,742	$2,748

Citibank Credit Card Issuance Trust, Ser 2017-A8, Cl A8 1.860%, 08/08/22	250	249

Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2 2.713%, VAR ICE LIBOR USD 1 Month+0.330%, 01/20/25	2,078	2,076

Discover Card Execution Note Trust, Ser 2018-A5, Cl A5 3.320%, 03/15/24	65	67

Discover Card Execution Note Trust, Ser 2019-A1, Cl A1 3.040%, 07/15/24	80	82

Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A 3.470%, 05/15/26	200	210

		33,483

Other Asset-Backed Securities — 1.2%

AJAX Mortgage Loan Trust, Ser 2017-A, Cl A 3.470%, 04/25/57 (A)	213	213

BANK, Ser 2018-BN15, Cl A4 4.407%, 11/15/61 (E)	50	57

BANK, Ser 2019-BN18, Cl A4 3.584%, 05/15/62	1,433	1,530

Bayview Opportunity Master Fund IVa Trust, Ser 2019-RN2, Cl A1 3.967%, 03/28/34 (A)	418	422

Bayview Opportunity Master Fund Trust, Ser 2018-RN8, Cl A1 4.066%, 09/28/33 (A)	624	629

Bayview Opportunity Master Fund Trust IVb, Ser 2019-RN1, Cl A1 4.090%, 02/28/34 (A)	505	514

CLUB Credit Trust, Ser 2018-P3, Cl A 3.820%, 01/15/26 (A)	1,817	1,833

Consumer Loan Underlying Bond Credit Trust, Ser 2019-P1, Cl A 2.940%, 07/15/26 (A)	1,479	1,480

Ford Credit Floorplan Master Owner Trust, Ser 2017-3, Cl A 2.480%, 09/15/24	150	152

GCAT, Ser 2017-2, Cl A1 3.500%, 04/25/47 (A)	167	167

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

GCAT, Ser 2018-1, Cl A1 3.844%, 06/25/48 (A)	$463	$466

Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL1, Cl A1 3.000%, 06/25/57 (A)	429	428

Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL2, Cl A1 3.000%, 07/25/57 (A)	653	653

PRPM, Ser 2017-2A, Cl A1 3.470%, 09/25/22 (A)	543	545

RCO V Mortgage, Ser 2018-1, Cl A1 4.000%, 05/25/23 (A)	2,768	2,779

SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A 2.900%, 05/25/28 (A)	2,752	2,766

Vericrest Opportunity Loan Trust, Ser 2019-NPL3, Cl A1 3.967%, 03/25/49 (A)	1,899	1,913

Verizon Owner Trust, Ser 2019-A, Cl A1A 2.930%, 09/20/23	1,845	1,878

VOLT LXVIII, Ser 2018-NPL4, Cl A1A 4.336%, 07/27/48 (A)	1,076	1,084

VOLT LXX, Ser 2018-NPL6, Cl A1A 4.115%, 09/25/48 (A)	2,053	2,073

VOLT LXXI, Ser 2018-NPL7, Cl A1A 3.967%, 09/25/48 (A)	1,860	1,875

VOLT LXXII, Ser 2018-NPL8, Cl A1A 4.213%, 10/26/48 (A)	1,694	1,704

VOLT LXXV, Ser 2019-NPL1, Cl A1A 4.336%, 01/25/49 (A)	244	248

		25,409

Total Asset-Backed Securities (Cost $139,853) (000)		140,956

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%

FFCB 2.400%, 06/19/23	250	250
1.680%, 10/13/20	100	100

FHLB 3.250%, 06/09/28 - 11/16/28	405	438
3.000%, 10/12/21	400	411
2.875%, 06/14/24	500	524
2.500%, 02/13/24	220	227
2.300%, 07/19/22	200	200
2.260%, 10/04/22	150	150

Description	Face Amount (000)	Value (000)
2.200%, 01/29/21	$155	$155
2.160%, 08/17/22	100	100
2.150%, 09/26/22	200	200
1.875%, 11/29/21	150	150

FHLMC 6.250%, 07/15/32	1,279	1,836
2.890%, 04/16/24	100	100
2.820%, 05/20/24	250	251
2.750%, 04/12/22	100	100
2.375%, 01/13/22	250	254
1.330%, 12/30/20	400	397

FNMA 6.625%, 11/15/30	300	429
2.875%, 09/12/23	500	521
2.625%, 09/06/24	1,399	1,452
2.250%, 04/12/22	2,536	2,568
2.125%, 04/24/26	200	201
1.875%, 12/28/20	131	131
1.500%, 07/30/20 - 11/30/20	727	723

Tennessee Valley Authority 5.250%, 09/15/39	200	267
2.875%, 02/01/27	250	261

Total U.S. Government Agency Obligations (Cost $11,981) (000)		12,396

MUNICIPAL BONDS — 0.4%

Bay Area, Toll Authority RB 6.263%, 04/01/49	200	300

California State GO 4.600%, 04/01/38	315	344
4.500%, 04/01/33	25	28
3.500%, 04/01/28	25	27
3.375%, 04/01/25	20	22
2.800%, 04/01/21	15	15

California State, Department of Water Resources, Power Supply Revenue RB 2.000%, 05/01/22	100	100

Chicago, O’Hare International Airport RB 4.572%, 01/01/54	150	178
4.472%, 01/01/49	50	59

Florida State, Hurricane Catastrophe Fund RB 2.995%, 07/01/20	150	151

Houston GO 3.961%, 03/01/47	150	164

Illinois State GO 5.100%, 06/01/33	3,125	3,291

Illinois State, Sales Tax Securitization RB 3.820%, 01/01/48	100	99

New Jersey State, Transportation Trust Fund Authority RB 6.561%, 12/15/40	470	635
5.754%, 12/15/28	1,365	1,571

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

New York State, Dormitory Authority RB 4.946%, 08/01/48	$100	$108

Pennsylvania State, Commonwealth Financing Authority RB 3.864%, 06/01/38	150	158

Port Authority of New York & New Jersey RB 4.031%, 09/01/48	150	169

South Carolina State, Public Service Authority RB 2.388%, 12/01/23	100	99

Texas State, Permanent University Fund - Texas A&M University System RB 3.660%, 07/01/47	100	103

University of California RB 4.858%, 05/15/12	200	243
3.349%, 07/01/29	100	106

University of Texas, Taxable Financing System RB 3.354%, 08/15/47	250	254

Wisconsin State RB 3.154%, 05/01/27	200	209

Total Municipal Bonds (Cost $7,913) (000)		8,433

	Shares

PREFERRED STOCK — 0.0%

PES Energy (H)	26,609	7

Total Preferred Stock (Cost $240) (000)		7

	Number of Warrants

WARRANTS — 0.0%

Horizon Global	2,585	5

Total Warrants (Cost $—) (000)		5

	Shares

SHORT-TERM INVESTMENT — 2.4%

State Street Institutional Treasury Money Market Fund, Cl Premier, 2.170% (I)	51,460,430	51,460

Total Short-Term Investment (Cost $51,460) (000)		51,460

Total Investments In Securities — 103.6% (Cost $2,213,509) (000)		$2,262,166

Percentages are based on net assets of $2,184,200 (000).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2019 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	07/17/19	EUR	1,340	USD	1,514	$(11)
HSBC	07/24/19	PEN	4,875	USD	1,451	(28)
BNP Paribas	07/24/19	USD	2,251	PEN	7,529	33
HSBC	07/25/19	ZAR	15,280	USD	1,076	(5)
BNP Paribas	07/25/19	ZAR	30,706	USD	2,163	(10)
HSBC	07/25/19	USD	1,093	ZAR	15,400	(3)
Barclays PLC	07/25/19	USD	1,041	ZAR	15,306	41
HSBC	08/13/19	USD	545	CLP	373,300	6
HSBC	08/13/19	CLP	1,925,400	USD	2,817	(25)
HSBC	08/15/19	USD	2,069	BRL	7,985	2
BNP Paribas	08/21/19	RUB	182,940	USD	2,766	(106)
Barclays PLC	09/16/19	HUF	302,400	USD	1,078	9
HSBC	09/18/19	MXN	34,610	USD	1,780	2
HSBC	09/20/19	USD	1,111	COP	3,626,000	12
HSBC	09/24/19	USD	403	INR	28,360	3
Barclays PLC	09/26/19	PLN	8,651	USD	2,287	(34)
HSBC	10/01/19	IDR	54,892,000	USD	3,833	(6)

						$(120)

(1)	In U.S. dollars unless otherwise indicated.
(A)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at June 30, 2019 was $287,636 (000) and represents 13.2% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security in default on interest payments.
(D)	Credit-linked note.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Unsettled bank loan. Interest rate not available.
(G)	Step Bonds — Represents the current rate, the step rate, the step date and the final maturity date.
(H)	There is currently no rate available.
(I)	The rate reported is the 7-day effective yield as of June 30, 2019.

AID — Agency for International Development

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

CLP — Chilean Peso

COP — Colombian Peso

DOP — Dominican Peso

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GEL — Georgian Lari

GNMA — Government National Mortgage Association

GO — General Obligation

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

KP Fixed Income Fund

INR — Indian Rupee

JSC — Joint Stock Company

KZT — Kazakhstan Tenge

LIBOR — London Interbank Offered Rate

LKR — Sri Lanka Rupee

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MXN — Mexican Peso

NGN — Nigerian Naira

PEN — Peruvian Sol

PJSC — Public Joint Stock Company

PLC — Public Limited Company

PLN — Polish Zloty

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

UAH — Ukrainian Hryvnia

USD — U.S. Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$589,562	$—	$589,562
Corporate Obligations	—	532,795	—	532,795
Mortgage-Backed Securities	—	531,590	—	531,590
Loan Participations	—	213,713	—	213,713
Sovereign Debt	—	181,249	—	181,249
Asset-Backed Securities	—	140,956	—	140,956
U.S. Government Agency Obligations	—	12,396	—	12,396
Municipal Bonds	—	8,433	—	8,433
Preferred Stock	—	7	—	7
Warrants	—	5	—	5
Short-Term Investment	51,460	—	—	51,460

Total Investments in Securities	$51,460	$2,210,706	$—	$2,262,166

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts**
Unrealized Appreciation	$108	$—	$—	$108
Unrealized Depreciation	(228)	—	—	(228)

Total Other Financial Instruments	$(120)	$—	$—	$(120)

**	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended June 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities or Level 1 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path Retirement Income Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Assets:
Affiliated Investments at Cost	$320,164	$747,352	$1,012,463	$1,064,805
Unaffiliated Investments at Cost	129,771	254,123	265,950	197,991

Affiliated Investments at Fair Value	$337,181	$792,434	$1,081,968	$1,141,788
Unaffiliated Investments at Fair Value	132,401	259,091	271,343	202,309
Cash	196	408	467	390
Receivable for Investment Securities Sold	197	1,437	—	67
Receivable for Capital Shares Sold	—	—	831	—
Prepaid Expenses	9	20	24	24

Total Assets	469,984	1,053,390	1,354,633	1,344,578

Liabilities:
Payable for Investment Securities Purchased	202	418	1,299	396
Payable for Capital Shares Redeemed	194	1,430	—	59
Payable due to Administrator	10	21	27	27
Payable due to Adviser	5	9	9	7
Chief Compliance Officer Fees Payable	1	1	2	2
Other Accrued Expenses	14	35	42	39

Total Liabilities	426	1,914	1,379	530

Net Assets	$469,558	$1,051,476	$1,353,254	$1,344,048

NET ASSETS:
Paid-in Capital	$438,621	$973,328	$1,236,422	$1,216,172
Total Distributable Earnings	30,937	78,148	116,832	127,876

Net Assets	$469,558	$1,051,476	$1,353,254	$1,344,048

Institutional Class Shares:
Net Assets	$469,558	$1,051,476	$1,353,254	$1,344,048
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	44,611,276	96,283,330	120,418,908	117,543,064
Net Asset Value, Offering and Redemption Price Per Share*	$10.53	$10.92	$11.24	$11.43

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund	KP Retirement Path 2050 Fund

Assets:
Affiliated Investments at Cost	$1,248,882	$1,182,869	$943,879	$588,944
Unaffiliated Investments at Cost	154,113	97,594	58,896	31,941

Affiliated Investments at Fair Value	$1,345,712	$1,276,760	$1,010,704	$621,393
Unaffiliated Investments at Fair Value	157,964	100,215	60,344	32,598
Cash	349	244	147	80
Receivable for Investment Securities Sold	510	338	213	271
Prepaid Expenses	26	24	18	11

Total Assets	1,504,561	1,377,581	1,071,426	654,353

Liabilities:
Payable for Capital Shares Redeemed	501	329	206	267
Payable for Investment Securities Purchased	351	244	147	80
Payable due to Administrator	30	28	21	13
Payable due to Adviser	5	3	2	1
Chief Compliance Officer Fees Payable	2	2	1	1
Payable for Trustees’ Fees	1	1	—	—
Other Accrued Expenses	44	41	33	19

Total Liabilities	934	648	410	381

Net Assets	$1,503,627	$1,376,933	$1,071,016	$653,972

NET ASSETS:
Paid-in Capital	$1,346,758	$1,224,666	$958,962	$594,934
Total Distributable Earnings	156,869	152,267	112,054	59,038

Net Assets	$1,503,627	$1,376,933	$1,071,016	$653,972

Institutional Class Shares:
Net Assets	$1,503,627	$1,376,933	$1,071,016	$653,972
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	129,527,795	117,389,083	90,788,434	54,801,515
Net Asset Value, Offering and Redemption Price Per Share*	$11.61	$11.73	$11.80	$11.93

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund	KP Retirement Path 2065 Fund

Assets:
Affiliated Investments at Cost	$211,432	$45,064	$9,500
Unaffiliated Investments at Cost	11,175	2,323	502

Affiliated Investments at Fair Value	$217,251	$45,226	$9,887
Unaffiliated Investments at Fair Value	11,395	2,372	509
Cash	28	6	1
Receivable for Investment Securities Sold	154	17	—
Receivable from Investment Adviser	—	—	5
Deferred Offering Costs	—	—	24
Prepaid Expenses	3	1	—

Total Assets	228,831	47,622	10,426

Liabilities:
Payable for Capital Shares Redeemed	153	17	—
Payable for Investment Securities Purchased	28	6	1
Payable due to Administrator	5	1	—
Offering Costs Payable	—	—	29
Other Accrued Expenses	6	1	—

Total Liabilities	192	25	30

Net Assets	$228,639	$47,597	$10,396

NET ASSETS:
Paid-in Capital	$213,313	$45,874	$10,000
Total Distributable Earnings	15,326	1,723	396

Net Assets	$228,639	$47,597	$10,396

Institutional Class Shares:
Net Assets	$228,639	$47,597	$10,396
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	19,024,207	4,058,467	1,000,010
Net Asset Value, Offering and Redemption Price Per Share*	$12.02	$11.73	$10.40

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Assets:
Investments at Cost	$2,441,902	$1,199,614	$1,769,085	$2,213,509
Cost of Foreign Currency	—	—	10,770	511

Investments at Fair Value	$2,924,027	$1,280,078	$1,879,031	$2,262,166
Cash	—	25	—	968
Foreign Currency at Value	—	—	10,854	508
Dividends and Interest Receivable	2,310	950	4,629	13,352
Cash Collateral for Futures Contracts	1,514	397	1,958	—
Receivable for Investment Securities Sold	506	11,081	275	181,390
Reclaims Receivable	242	10	3,499	78
Receivable for Capital Shares Sold	224	54	115	348
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	108
Prepaid Expenses	6	17	4	5

Total Assets	2,928,829	1,292,612	1,900,365	2,458,923

Liabilities:
Payable for Investment Securities Purchased	1,069	11,282	665	272,663
Payable for Capital Shares Redeemed	924	308	574	1,169
Payable due to Sub-Advisers	465	420	452	314
Payable due to Adviser	98	43	63	74
Payable due to Administrator	86	37	55	65
Chief Compliance Officer Fees Payable	1	1	1	1
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	228
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	347	—
Other Accrued Expenses	151	115	531	209

Total Liabilities	2,794	12,206	2,688	274,723

Net Assets	$2,926,035	$1,280,406	$1,897,677	$2,184,200

NET ASSETS:
Paid-in Capital	$2,381,528	$1,177,575	$1,788,059	$2,109,840
Total Distributable Earnings	544,507	102,831	109,618	74,360

Net Assets	$2,926,035	$1,280,406	$1,897,677	$2,184,200

Institutional Class Shares:
Net Assets	$2,926,035	$1,280,406	$1,897,677	$2,184,200
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	219,802,504	115,719,995	183,365,203	211,052,076
Net Asset Value, Offering and Redemption Price Per Share*	$13.31	$11.06	$10.35	$10.35

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the period ended June 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path Retirement Income Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Investment Income:

Income Distributions from Unaffiliated Registered Investment Companies	$992	$1,960	$2,035	$1,498

Total Investment Income	992	1,960	2,035	1,498

Expenses:

Administration Fees	56	123	155	152

Investment Advisory Fees	27	53	54	40

Trustees’ Fees	5	11	13	13

Chief Compliance Officer Fees	2	3	4	4

Transfer Agent Fees	21	45	56	54

Printing Fees	12	26	32	32

Registration Fees	12	30	39	40

Professional Fees	9	20	25	24

Custodian Fees	1	3	4	4

Other Fees	5	10	13	12

Total Expenses	150	324	395	375

Net Investment Income	842	1,636	1,640	1,123

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain on Affiliated Investments	4,130	7,307	8,811	7,745

Net Realized Gain/(Loss) on Unaffiliated Investments	47	18	(83)	31

Net Change in Unrealized Appreciation on Affiliated Investments	30,795	77,845	113,568	126,961

Net Change in Unrealized Appreciation on Unaffiliated Investments	6,517	13,535	15,586	13,176

Net Realized and Unrealized Gain on Investments	41,489	98,705	137,882	147,913

Net Increase in Net Assets Resulting from Operations	$42,331	$100,341	$139,522	$149,036

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the period ended June 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund	KP Retirement Path 2050 Fund

Investment Income:

Income Distributions from Unaffiliated Registered Investment Companies	$1,164	$717	$430	$230

Total Investment Income	1,164	717	430	230

Expenses:

Administration Fees	169	154	119	71

Investment Advisory Fees	31	20	12	6

Trustees’ Fees	14	13	10	6

Chief Compliance Officer Fees	4	4	3	2

Transfer Agent Fees	60	55	42	25

Registration Fees	45	41	33	21

Printing Fees	35	32	25	15

Professional Fees	27	24	19	11

Custodian Fees	4	4	3	2

Other Fees	14	13	10	6

Total Expenses	403	360	276	165

Net Investment Income	761	357	154	65

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain on Affiliated Investments	7,245	6,746	4,478	2,098

Net Realized Gain/(Loss) on Unaffiliated Investments	(27)	42	113	62

Net Change in Unrealized Appreciation on Affiliated Investments	156,520	152,472	122,182	74,803

Net Change in Unrealized Appreciation on Unaffiliated Investments	12,046	8,693	5,094	2,694

Net Realized and Unrealized Gain on Investments	175,784	167,953	131,867	79,657

Net Increase in Net Assets Resulting from Operations	$176,545	$168,310	$132,021	$79,722

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the period ended June 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund	KP Retirement Path 2065 Fund*

Investment Income:

Income Distributions from Unaffiliated Registered Investment Companies	$79	$16	$2

Total Investment Income	79	16	2

Expenses:

Administration Fees	24	5	—

Investment Advisory Fees	2	—	—

Trustees’ Fees	2	—	—

Chief Compliance Officer Fees	1	—	—

Transfer Agent Fees	8	2	—

Registration Fees	8	2	—

Printing Fees	5	1	—

Professional Fees	4	1	—

Custodian Fees	1	—	—

Offering Costs	—	—	5

Other Fees	2	—	—

Total Expenses	57	11	5

Reimbursement from Investment Advisor	—	—	(5)

Net Investment Income	22	5	2

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain/(Loss) on Affiliated Investments	1,428	(123)	—

Net Realized Loss on Unaffiliated Investments	(16)	(7)	—

Net Change in Unrealized Appreciation on Affiliated Investments	24,310	5,399	387

Net Change in Unrealized Appreciation on Unaffiliated Investments	937	195	7

Net Realized and Unrealized Gain on Investments	26,659	5,464	394

Net Increase in Net Assets Resulting from Operations	$26,681	$5,469	$396

*	Commenced operations on May 24, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the period ended June 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Investment Income:

Dividend Income	$25,170	$7,821	$38,727	$593

Interest Income	1	—	—	37,630

Less: Foreign Taxes Withheld	(77)	(4)	(3,176)	(36)

Total Investment Income	25,094	7,817	35,551	38,187

Expenses:

Sub-Advisory Fees	2,731	2,505	2,647	1,801

Investment Advisory Fees	579	257	374	426

Administration Fees	499	221	323	367

Trustees’ Fees	12	5	8	9

Chief Compliance Officer Fees	5	2	3	3

Custodian Fees	79	61	289	90

Registration Fees	41	35	25	18

Professional Fees	36	16	23	26

Printing Fees	25	11	16	18

Transfer Agent Fees	5	2	3	4

Pricing Fees	45	20	222	142

Other Fees	35	18	24	28

Total Expenses	4,092	3,153	3,957	2,932

Net Investment Income	21,002	4,664	31,594	35,255

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain/(Loss) on Investments	50,782	33,787	(151)	16,850

Net Realized Gain/(Loss) on Futures Contracts	1,837	512	1,834	(137)

Net Realized Loss on Foreign Currency Transactions	(5)	—	(32)	(19)

Net Realized Loss on Forward Foreign Currency Contracts	—	—	(28)	(15)

Net Change in Unrealized Appreciation on Investments	361,119	161,278	199,052	81,085

Net Change in Unrealized Appreciation on Futures Contracts	1,024	24	335	145

Net Change in Unrealized Appreciation on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	3	—	64	5

Net Change in Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	(19)

Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	(63)	—

Net Realized and Unrealized Gain on Investments	414,760	195,601	201,011	97,895

Net Increase in Net Assets Resulting from Operations	$435,762	$200,265	$232,605	$133,150

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path Retirement Income Fund		KP Retirement Path 2020 Fund
	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net Investment Income	$842	$10,539	$1,636	$21,905
Net Realized Gain on Affiliated and Unaffiliated Investments	4,177	8,417	7,325	17,602
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	9,134	—	24,876
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	37,312	(42,070)	91,380	(101,362)

Net Increase/(Decrease) in Net Assets Resulting from Operations	42,331	(13,980)	100,341	(36,979)

Distributions:	—	(27,862)	—	(60,142)

Capital Share Transactions:
Institutional Shares:
Issued	12,557	101,731	46,376	240,172
Reinvestment of Distributions	—	27,862	—	60,142
Redeemed	(40,665)	(72,103)	(72,194)	(103,774)

Increase/(Decrease) in Net Assets from Capital Share Transactions	(28,108)	57,490	(25,818)	196,540

Total Increase in Net Assets	14,223	15,648	74,523	99,419

Net Assets:
Beginning of Year or Period	455,335	439,687	976,953	877,534

End of Year or Period	$469,558	$455,335	$1,051,476	$976,953

Share Transactions:
Institutional Shares:
Issued	1,228	9,550	4,396	21,716
Reinvestment of Distributions	—	2,881	—	6,046
Redeemed	(4,004)	(6,873)	(6,843)	(9,540)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(2,776)	5,558	(2,447)	18,222

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2025 Fund		KP Retirement Path 2030 Fund
	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net Investment Income	$1,640	$25,900	$1,123	$24,039
Net Realized Gain on Affiliated and Unaffiliated Investments	8,728	19,079	7,776	18,897
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	39,623	—	46,878
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	129,154	(142,100)	140,137	(158,888)

Net Increase/(Decrease) in Net Assets Resulting from Operations	139,522	(57,498)	149,036	(69,074)

Distributions:	—	(74,737)	—	(74,951)

Capital Share Transactions:
Institutional Shares:
Issued	75,784	267,692	90,349	281,167
Reinvestment of Distributions	—	74,737	—	74,951
Redeemed	(57,012)	(76,547)	(47,490)	(73,319)

Increase in Net Assets from Capital Share Transactions	18,772	265,882	42,859	282,799

Total Increase in Net Assets	158,294	133,647	191,895	138,774

Net Assets:
Beginning of Year or Period	1,194,960	1,061,313	1,152,153	1,013,379

End of Year or Period	$1,353,254	$1,194,960	$1,344,048	$1,152,153

Share Transactions:
Institutional Shares:
Issued	6,995	23,477	8,201	24,147
Reinvestment of Distributions	—	7,399	—	7,385
Redeemed	(5,255)	(6,821)	(4,328)	(6,408)

Net Increase in Shares Outstanding from Share Transactions	1,740	24,055	3,873	25,124

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2035 Fund		KP Retirement Path 2040 Fund
	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net Investment Income	$761	$25,383	$357	$22,264
Net Realized Gain on Affiliated and Unaffiliated Investments	7,218	22,290	6,788	19,591
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	59,613	—	59,745
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	168,566	(195,956)	161,165	(190,609)

Net Increase/(Decrease) in Net Assets Resulting from Operations	176,545	(88,670)	168,310	(89,009)

Distributions:	—	(86,446)	—	(79,249)

Capital Share Transactions:
Institutional Shares:
Issued	107,770	302,571	108,761	262,764
Reinvestment of Distributions	—	86,446	—	79,249
Redeemed	(43,166)	(84,563)	(46,145)	(71,446)

Increase in Net Assets from Capital Share Transactions	64,604	304,454	62,616	270,567

Total Increase in Net Assets	241,149	129,338	230,926	102,309

Net Assets:
Beginning of Year or Period	1,262,478	1,133,140	1,146,007	1,043,698

End of Year or Period	$1,503,627	$1,262,478	$1,376,933	$1,146,007

Share Transactions:
Institutional Shares:
Issued	9,647	25,466	9,648	21,868
Reinvestment of Distributions	—	8,475	—	7,749
Redeemed	(3,880)	(7,218)	(4,109)	(6,013)

Net Increase in Shares Outstanding from Share Transactions	5,767	26,723	5,539	23,604

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2045 Fund		KP Retirement Path 2050 Fund
	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net Investment Income	$154	$16,434	$65	$9,445
Net Realized Gain on Affiliated and Unaffiliated Investments	4,591	15,157	2,160	8,156
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	48,092	—	29,155
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	127,276	(151,407)	77,497	(90,195)

Net Increase/(Decrease) in Net Assets Resulting from Operations	132,021	(71,724)	79,722	(43,439)

Distributions:	—	(60,150)	—	(33,669)

Capital Share Transactions:
Institutional Shares:
Issued	100,891	234,804	85,862	174,803
Reinvestment of Distributions	—	60,149	—	33,669
Redeemed	(35,308)	(56,528)	(24,144)	(32,833)

Increase in Net Assets from Capital Share Transactions	65,583	238,425	61,718	175,639

Total Increase in Net Assets	197,604	106,551	141,440	98,531

Net Assets:
Beginning of Year or Period	873,412	766,861	512,532	414,001

End of Year or Period	$1,071,016	$873,412	$653,972	$512,532

Share Transactions:
Institutional Shares:
Issued	8,899	19,448	7,491	14,396
Reinvestment of Distributions	—	5,867	—	3,258
Redeemed	(3,130)	(4,723)	(2,115)	(2,710)

Net Increase in Shares Outstanding from Share Transactions	5,769	20,592	5,376	14,944

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2055 Fund		KP Retirement Path 2060 Fund
	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net Investment Income	$22	$3,027	$5	$618
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	1,412	2,590	(130)	1,359
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	9,529	—	1,931
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	25,247	(29,637)	5,594	(6,959)

Net Increase/(Decrease) in Net Assets Resulting from Operations	26,681	(14,491)	5,469	(3,051)

Distributions:	—	(9,951)	—	(2,711)

Capital Share Transactions:
Institutional Shares:
Issued	45,354	81,491	12,485	23,578
Reinvestment of Distributions	—	9,951	—	2,711
Redeemed	(9,396)	(12,748)	(4,245)	(9,624)

Increase in Net Assets from Capital Share Transactions	35,958	78,694	8,240	16,665

Total Increase in Net Assets	62,639	54,252	13,709	10,903

Net Assets:
Beginning of Year or Period	166,000	111,748	33,888	22,985

End of Year or Period	$228,639	$166,000	$47,597	$33,888

Share Transactions:
Institutional Shares:
Issued	3,929	6,723	1,111	1,946
Reinvestment of Distributions	—	957	—	267
Redeemed	(818)	(1,060)	(382)	(800)

Net Increase in Shares Outstanding from Share Transactions	3,111	6,620	729	1,413

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

KP Retirement Path 2065 Fund
Period Ended June 30, 2019* (Unaudited)
Operations:
Net Investment Income	$2
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	394

Net Increase in Net Assets Resulting from Operations	396

Capital Share Transactions:
Institutional Shares:
Issued	10,000

Increase in Net Assets from Capital Share Transactions	10,000

Total Increase in Net Assets	10,396

Net Assets:
Beginning of Period	—

End of Period	$10,396

Share Transactions:
Institutional Shares:
Issued	1,000

Net Increase in Shares Outstanding from Share Transactions	1,000

*	Commenced operations on May 24, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Large Cap Equity Fund		KP Small Cap Equity Fund
	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net Investment Income	$21,002	$39,546	$4,664	$6,470
Net Realized Gain on Investments and Futures Contracts	52,619	148,245	34,299	113,150
Net Realized Loss on Foreign Currency Transactions	(5)	(4)	—	—
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	362,143	(323,111)	161,302	(226,224)
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	3	(2)	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	435,762	(135,326)	200,265	(106,604)

Distributions:	—	(199,669)	—	(150,617)

Capital Share Transactions:
Institutional Shares:
Issued	346,731	548,789	166,580	207,302
Reinvestment of Distributions	—	199,670	—	150,617
Redeemed	(208,610)	(312,229)	(93,417)	(168,878)

Increase in Net Assets from Capital Share Transactions	138,121	436,230	73,163	189,041

Total Increase/(Decrease) in Net Assets	573,883	101,235	273,428	(68,180)

Net Assets:
Beginning of Year or Period	2,352,152	2,250,917	1,006,978	1,075,158

End of Year or Period	$2,926,035	$2,352,152	$1,280,406	$1,006,978

Share Transactions:
Institutional Shares:
Issued	27,985	40,190	16,155	16,263
Reinvestment of Distributions	—	17,723	—	16,495
Redeemed	(16,395)	(23,060)	(8,802)	(13,425)

Net Increase in Shares Outstanding from Share Transactions	11,590	34,853	7,353	19,333

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP International Equity Fund		KP Fixed Income Fund
	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six-Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net Investment Income	$31,594	$33,840	$35,255	$56,674
Net Realized Gain/(Loss) on Investments and Futures Contracts	1,683	34,005	16,713	(23,863)
Net Realized Loss on Foreign Currency Transactions	(60)	(635)	(34)	(1,527)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	199,387	(307,685)	81,230	(41,199)
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	64	(68)	(14)	(50)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(63)	360	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	232,605	(240,183)	133,150	(9,965)

Distributions:	—	(100,442)	—	(55,856)

Capital Share Transactions:
Institutional Shares:
Issued	185,151	514,071	299,474	662,327
Reinvestment of Distributions	—	100,442	—	55,855
Redeemed	(111,296)	(152,639)	(287,324)	(195,341)

Increase in Net Assets from Capital Share Transactions	73,855	461,874	12,150	522,841

Total Increase in Net Assets	306,460	121,249	145,300	457,020

Net Assets:
Beginning of Year or Period	1,591,217	1,469,968	2,038,900	1,581,880

End of Year or Period	$1,897,677	$1,591,217	$2,184,200	$2,038,900

Share Transactions:
Institutional Shares:
Issued	18,727	47,491	29,889	66,879
Reinvestment of Distributions	—	11,076	—	5,776
Redeemed	(11,207)	(13,931)	(29,156)	(19,771)

Net Increase in Shares Outstanding from Share Transactions	7,520	44,636	733	52,884

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the six-months ended June 30, 2019 (Unaudited) and the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path Retirement Income Fund* - Institutional Shares
2019#	$9.61	$0.02	$0.90	$0.92	$—	$—	$—	$10.53	9.57%	$469,558	0.06%	0.37%	11%
2018	10.51	0.25	(0.54)	(0.29)	(0.25)	(0.36)	(0.61)	9.61	(2.65)	455,335	0.07	2.43	23
2017	9.96	0.20	0.80	1.00	(0.24)	(0.21)	(0.45)	10.51	10.03	439,687	0.07	1.89	28
2016	9.76	0.17	0.34	0.51	(0.22)	(0.09)	(0.31)	9.96	5.24	462,303	0.08	1.69	15
2015	10.07	0.15	(0.13)	0.02	(0.20)	(0.13)	(0.33)	9.76	0.14	483,292	0.08	1.45	24
2014@	10.00	0.18	0.20	0.38	(0.24)	(0.07)	(0.31)	10.07	3.82	522,066	0.10	1.81	23

KP Retirement Path 2020 Fund* - Institutional Shares
2019#	$9.90	$0.02	$1.00	$1.02	$—	$—	$—	$10.92	10.30%	$1,051,476	0.06%	0.32%	10%
2018	10.90	0.26	(0.62)	(0.36)	(0.26)	(0.38)	(0.64)	9.90	(3.25)	976,953	0.07	2.39	17
2017	10.10	0.21	1.01	1.22	(0.25)	(0.17)	(0.42)	10.90	12.04	877,534	0.07	1.98	25
2016	9.82	0.18	0.40	0.58	(0.21)	(0.09)	(0.30)	10.10	5.92	772,111	0.08	1.79	13
2015	10.11	0.16	(0.17)	(0.01)	(0.20)	(0.08)	(0.28)	9.82	(0.10)	707,746	0.07	1.56	19
2014@	10.00	0.19	0.21	0.40	(0.25)	(0.04)	(0.29)	10.11	3.96	679,151	0.09	1.92	11

KP Retirement Path 2025 Fund* - Institutional Shares
2019#	$10.07	$0.01	$1.16	$1.17	$—	$—	$—	$11.24	11.62%	$1,353,254	0.06%	0.26%	10%
2018	11.22	0.26	(0.75)	(0.49)	(0.27)	(0.39)	(0.66)	10.07	(4.28)	1,194,960	0.06	2.28	13
2017	10.15	0.22	1.26	1.48	(0.26)	(0.15)	(0.41)	11.22	14.59	1,061,313	0.07	2.00	19
2016	9.81	0.19	0.46	0.65	(0.21)	(0.10)	(0.31)	10.15	6.64	842,733	0.07	1.87	10
2015	10.11	0.17	(0.21)	(0.04)	(0.21)	(0.05)	(0.26)	9.81	(0.35)	718,758	0.07	1.64	12
2014@	10.00	0.20	0.20	0.40	(0.26)	(0.03)	(0.29)	10.11	3.92	650,003	0.09	1.98	8

KP Retirement Path 2030 Fund* - Institutional Shares
2019#	$10.14	$0.01	$1.28	$1.29	$—	$—	$—	$11.43	12.72%	$1,344,048	0.06%	0.18%	9%
2018	11.44	0.25	(0.85)	(0.60)	(0.28)	(0.42)	(0.70)	10.14	(5.20)	1,152,153	0.06	2.20	12
2017	10.15	0.22	1.50	1.72	(0.27)	(0.16)	(0.43)	11.44	16.93	1,013,379	0.07	1.98	18
2016	9.76	0.19	0.52	0.71	(0.20)	(0.12)	(0.32)	10.15	7.32	773,892	0.07	1.91	9
2015	10.09	0.17	(0.22)	(0.05)	(0.22)	(0.06)	(0.28)	9.76	(0.52)	639,173	0.07	1.70	9
2014@	10.00	0.20	0.17	0.37	(0.26)	(0.02)	(0.28)	10.09	3.78	580,413	0.08	2.02	8

KP Retirement Path 2035 Fund* - Institutional Shares
2019#	$10.20	$0.01	$1.40	$1.41	$—	$—	$—	$11.61	13.82%	$1,503,627	0.06%	0.11%	8%
2018	11.68	0.24	(0.98)	(0.74)	(0.29)	(0.45)	(0.74)	10.20	(6.24)	1,262,478	0.06	2.07	12
2017	10.19	0.22	1.71	1.93	(0.28)	(0.16)	(0.44)	11.68	18.93	1,133,140	0.06	1.96	16
2016	9.75	0.19	0.58	0.77	(0.20)	(0.13)	(0.33)	10.19	7.91	845,902	0.07	1.89	9
2015	10.10	0.18	(0.25)	(0.07)	(0.23)	(0.05)	(0.28)	9.75	(0.70)	691,910	0.06	1.71	7
2014@	10.00	0.20	0.19	0.39	(0.27)	(0.02)	(0.29)	10.10	3.86	620,600	0.08	2.01	7

KP Retirement Path 2040 Fund* - Institutional Shares
2019#	$10.25	$—	$1.48	$1.48	$—	$—	$—	$11.73	14.44%	$1,376,933	0.06%	0.06%	7%
2018	11.83	0.23	(1.06)	(0.83)	(0.29)	(0.46)	(0.75)	10.25	(6.89)	1,146,007	0.06	1.97	11
2017	10.21	0.22	1.85	2.07	(0.29)	(0.16)	(0.45)	11.83	20.28	1,043,698	0.06	1.94	15
2016	9.75	0.18	0.61	0.79	(0.19)	(0.14)	(0.33)	10.21	8.14	762,771	0.07	1.86	8
2015	10.10	0.17	(0.25)	(0.08)	(0.22)	(0.05)	(0.27)	9.75	(0.73)	611,633	0.06	1.68	7
2014@	10.00	0.20	0.20	0.40	(0.27)	(0.03)	(0.30)	10.10	3.91	543,274	0.08	2.02	8

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the six-months or period ended June 30, 2019 (Unaudited) and the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2045 Fund* - Institutional Shares
2019#	$10.27	$—	$1.53	$1.53	$—	$—	$—	$11.80	14.90%	$1,071,016	0.06%	0.03%	7%
2018	11.90	0.23	(1.11)	(0.88)	(0.29)	(0.46)	(0.75)	10.27	(7.27)	873,412	0.06	1.94	11
2017	10.20	0.22	1.92	2.14	(0.29)	(0.15)	(0.44)	11.90	21.00	766,861	0.06	1.93	14
2016	9.74	0.19	0.60	0.79	(0.18)	(0.15)	(0.33)	10.20	8.15	535,836	0.07	1.89	9
2015	10.09	0.18	(0.25)	(0.07)	(0.22)	(0.06)	(0.28)	9.74	(0.66)	413,485	0.06	1.71	9
2014@	10.00	0.21	0.17	0.38	(0.27)	(0.02)	(0.29)	10.09	3.76	354,753	0.08	2.06	8

KP Retirement Path 2050 Fund* - Institutional Shares
2019#	$10.37	$—	$1.56	$1.56	$—	$—	$—	$11.93	15.04%	$653,972	0.06%	0.02%	7%
2018	12.01	0.24	(1.16)	(0.92)	(0.29)	(0.43)	(0.72)	10.37	(7.52)	512,532	0.06	1.96	10
2017	10.24	0.23	1.97	2.20	(0.29)	(0.14)	(0.43)	12.01	21.52	414,001	0.06	2.02	13
2016	9.75	0.20	0.60	0.80	(0.18)	(0.13)	(0.31)	10.24	8.25	257,588	0.07	1.98	10
2015	10.09	0.19	(0.26)	(0.07)	(0.22)	(0.05)	(0.27)	9.75	(0.70)	172,257	0.06	1.82	9
2014@	10.00	0.22	0.16	0.38	(0.27)	(0.02)	(0.29)	10.09	3.76	124,388	0.08	2.19	10

KP Retirement Path 2055 Fund* - Institutional Shares
2019#	$10.43	$—	$1.59	$1.59	$—	$—	$—	$12.02	15.24%	$228,639	0.06%	0.02%	8%
2018	12.03	0.25	(1.18)	(0.93)	(0.30)	(0.37)	(0.67)	10.43	(7.68)	166,000	0.06	2.09	12
2017	10.22	0.26	1.94	2.20	(0.29)	(0.10)	(0.39)	12.03	21.59	111,748	0.06	2.24	15
2016	9.70	0.22	0.58	0.80	(0.18)	(0.10)	(0.28)	10.22	8.28	54,819	0.07	2.26	16
2015	10.07	0.23	(0.30)	(0.07)	(0.21)	(0.09)	(0.30)	9.70	(0.66)	27,088	0.06	2.19	21
2014@	10.00	0.24	0.15	0.39	(0.27)	(0.05)	(0.32)	10.07	3.81	12,658	0.10	2.44	28

KP Retirement Path 2060 Fund* - Institutional Shares
2019#	$10.18	$—	$1.55	$1.55	$—	$—	$—	$11.73	15.23%	$47,597	0.06%	0.02%	13%
2018	12.00	0.25	(1.18)	(0.93)	(0.29)	(0.60)	(0.89)	10.18	(7.65)	33,888	0.06	2.05	36
2017	10.27	0.28	1.94	2.22	(0.29)	(0.20)	(0.49)	12.00	21.66	22,985	0.07	2.43	27
2016	9.78	0.21	0.59	0.80	(0.18)	(0.13)	(0.31)	10.27	8.18	9,097	0.07	2.10	51
2015	10.12	0.22	(0.28)	(0.06)	(0.22)	(0.06)	(0.28)	9.78	(0.60)	5,748	0.06	2.09	100
2014@	10.00	0.20	0.19 ^	0.39	(0.27)	—	(0.27)	10.12	3.92	2,452	0.15	1.98	340

KP Retirement Path 2065 Fund** - Institutional Shares
2019#	$10.00	$—	$0.40	$0.40	$—	$—	$—	$10.40	4.00%	$10,396	0.05%‡‡	0.18%	—%

KP Large Cap Equity Fund* - Institutional Shares
2019#	$11.30	$0.10	$1.91	$2.01	$—	$—	$—	$13.31	17.79%	$2,926,035	0.30%	1.54%	21%
2018	12.98	0.22	(0.87)	(0.65)	(0.19)	(0.84)	(1.03)	11.30	(4.82)	2,352,152	0.30	1.65	49
2017	11.19	0.18	2.49	2.67	(0.17)	(0.71)	(0.88)	12.98	23.84	2,250,917	0.31	1.47	41
2016	10.56	0.18	0.88	1.06	(0.17)	(0.26)	(0.43)	11.19	10.04	1,476,628	0.34	1.65	50
2015	10.82	0.15	0.17	0.32	(0.15)	(0.43)	(0.58)	10.56	2.91	1,239,696	0.35	1.38	126
2014@	10.00	0.16	0.96	1.12	(0.15)	(0.15)	(0.30)	10.82	11.21	1,142,880	0.35	1.62	126

KP Small Cap Equity Fund* - Institutional Shares
2019#	$9.29	$0.04	$1.73	$1.77	$—	$—	$—	$11.06	19.05%	$1,280,406	0.52%	0.79%	44%
2018	12.08	0.07	(1.24)	(1.17)	(0.06)	(1.56)	(1.62)	9.29	(9.30)	1,006,978	0.52	0.57	85
2017	11.22	0.05	1.97	2.02	(0.06)	(1.10)	(1.16)	12.08	17.95	1,075,158	0.53	0.41	100
2016	9.55	0.08	1.68	1.76	(0.09)	—	(0.09)	11.22	18.38	930,815	0.53	0.86	91
2015	10.32	0.07	(0.55)	(0.48)	(0.07)	(0.22)	(0.29)	9.55	(4.73)	780,852	0.55	0.68	154
2014@	10.00	0.09	0.32	0.41	(0.09)	—	(0.09)	10.32	4.06	448,240	0.59	0.97	212

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the six-months ended June 30, 2019 (Unaudited) and the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP International Equity Fund* - Institutional Shares
2019#	$9.05	$0.18	$1.12	$1.30	$—	$—	$—	$—	$10.35	14.36%	$1,897,677	0.45%	3.57%	27%
2018	11.20	0.24	(1.79)	(1.55)	(0.19)	(0.41)	—	(0.60)	9.05	(13.75)	1,591,217	0.47	2.19	32
2017	8.93	0.21	2.37	2.58	(0.26)	(0.05)	—	(0.31)	11.20	28.95	1,469,968	0.49	2.06	125
2016	8.84	0.20	0.07	0.27	(0.18)	—	—	(0.18)	8.93	3.03	1,232,730	0.49	2.22	23
2015	9.30	0.20	(0.46)	(0.26)	(0.19)	—	(0.01)	(0.20)	8.84	(2.79)	1,026,913	0.50	2.13	21
2014@	10.00	0.26	(0.64)	(0.38)	(0.22)	(0.08)	(0.02)	(0.32)	9.30	(3.83)	940,105	0.54	2.61	115

KP Fixed Income Fund* - Institutional Shares
2019#	$9.69	$0.17	$0.49	$0.66	$—	$—	$—	$—	$10.35	6.81%	$2,184,200	0.29%	3.49%	166%
2018	10.05	0.31	(0.40)	(0.09)	(0.27)	—	—	(0.27)	9.69	(0.86)	2,038,900	0.31	3.18	422
2017	9.86	0.27	0.16	0.43	(0.24)	—	—	(0.24)	10.05	4.41	1,581,880	0.31	2.63	547
2016	9.79	0.24	0.16	0.40	(0.23)	(0.10)	—	(0.33)	9.86	4.08	1,069,341	0.32	2.37	484
2015	10.00	0.21	(0.16)	0.05	(0.21)	(0.05)	— (1)	(0.26)	9.79	0.57	920,322	0.34	2.10	533
2014@	10.00	0.20	0.07	0.27	(0.18)	(0.09)	—	(0.27)	10.00	2.68	825,908	0.36	1.99	496

*	Commenced operations on January 10, 2014.
**	Commenced operations on May 24, 2019.
@	For the period ended December 31, 2014. All ratios for the period have been annualized.
#	For the period ended June 30, 2019. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
††	Ratio does not include the expenses of the underlying funds, as applicable.
‡

Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.

‡‡	The ratio of expense to average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.59%.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	Amount less than $0.01 per share.

Amounts designated as “-“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

The KP Funds (the “Trust”), was organized on March 25, 2013 as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fourteen funds: KP Retirement Path Retirement Income Fund (formerly, KP Retirement Path 2015 Fund), KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, KP Retirement Path 2060 Fund, and KP Retirement Path 2065 Fund (collectively, the “Target Date Funds”); and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds” and collectively with the Target Date Funds, the “Funds” and each a “Fund”). The investment objective of the Target Date Funds is to seek a balance of long-term capital growth, inflation protection, and current income. The investment objective of KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds is to seek long-term capital appreciation. The investment objective of KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are registered to offer Institutional Class Shares.

Callan LLC serves as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a number of sub-advisers (the “Sub-Advisers”) to manage a portion of the Asset Class Funds’ assets. On September 3, 2013, the Trust was seeded with an issuance of 10,000 shares of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000. The KP Retirement Path 2065 Fund commenced opertaions on May 24, 2019; the remaining Funds commenced operations on January 10, 2014.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE KP FUNDS	June 30, 2019 (Unaudited)

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not available through the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2019, KP Large Cap Equity, KP International Equity and KP Fixed Income Funds had securities valued in accordance with fair value procedures. Refer to each Funds’ schedule of investments for further details.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

KP International Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by KP International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, KP International Equity Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser may contact SEI Global Fund Services (the “Administrator”) to request that a meeting of the Committee be held.

If a local market in which KP International Equity Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE KP FUNDS	June 30, 2019 (Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the six-months ended June 30, 2019, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 2 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

KP International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. KP International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. Tax is monitoring and accruing foreign capital cap gains for $347 (000), which $97 (000) is related to India and $250 (000) is related to Thailand. Please refer to the Statement of Assets and Liabilities.

As of and during the six-months ended June 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six-months ended June 30, 2019 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the period are presented on the Statements of Operations. Refer to each Funds’ Schedule of Investments for details regarding open forward foreign currency contracts.

THE KP FUNDS	June 30, 2019 (Unaudited)

For the six-months ended June 30, 2019, the average balances of forward foreign currency exchange contracts were as follows (000):

KP Fixed Income Fund
Average Monthly Notional Contracts Purchased	$(8,678)
Average Monthly Notional Contracts Sold	11,923

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2019, if applicable.

For the six-months ended June 30, 2019, the average balances of futures contracts were as follows (000):

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund
Average Monthly Market Value Balance Long	$26,341	$4,075	$20,580	$—
Average Monthly Market Value Balance Short	—	—	—	—

Master Netting Arrangements — A fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

It is the Funds’ policy to present the variation margin of the futures contracts separately on the Statements of Assets and Liabilities as the Funds do not have master netting agreements with the counterparties to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding futures contracts as of June 30, 2019, if applicable.

THE KP FUNDS	June 30, 2019 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) generally govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of June 30, 2019, there were no securities pledged as collateral for financial derivative instruments as governed by ISDA master agreements.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the KP Fixed Income Fund as of June 30, 2019 (000):

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†

Barclays PLC	$50	$50	$(34)	$(34)	$16	$—	$16

BNP Paribas	33	33	(116)	(116)	(83)	—	(83)

HSBC	25	25	(78)	(78)	(53)	—	(53)

Total over the counter	$108	$108	$(228)	$(228)

†

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of

THE KP FUNDS	June 30, 2019 (Unaudited)

Operations, the Target Date Funds indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Target Date Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. As of June 30, 2019, the KP Retirement Path 2065 Fund has $24 (000) remaining to be amortized.

3. Derivative Transactions:

The following tables include the KP Fixed Income Fund’s exposure by type of risk on derivatives held throughout the period:

The fair value of derivative instruments as of June 30, 2019, is as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value (000)		Statements of Assets and Liabilities Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Foreign Exchange Contracts	Net assets — Unrealized appreciation on forward foreign currency contracts	$108	*	Net assets — Unrealized depreciation on forward foreign currency contracts	$228	*

Total Derivatives not accounted for as hedging instruments		$108			$228

*	Includes cumulative appreciation/(depreciation) of futures and forward contracts as reported in the Schedule of Investments.

The effect of derivative instruments on the Statements of Operations for the six-months ended June 30, 2019, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(137)	$—	$(137)
Foreign exchange contracts	—	(15)	(15)

Total	$(137)	$(15)	$(152)

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Total
Interest rate contracts	$145	$—	$145
Foreign exchange contracts	—	(19)	(19)

Total	$145	$(19)	$126

As of June 30, 2019, the KP Fixed Income Fund’s derivative instruments are not subject to a master netting arrangement.

THE KP FUNDS	June 30, 2019 (Unaudited)

4. Administration, Distribution, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the average daily net assets of the Funds. For the six-months ended June 30, 2019, the Funds were charged as follows for these services (000):

Fund	Administration Fee	Fund	Administration Fee

KP Retirement Path Retirement Income Fund	$56	KP Retirement Path 2055 Fund	$24

KP Retirement Path 2020 Fund	$123	KP Retirement Path 2060 Fund	$5

KP Retirement Path 2025 Fund	$155	KP Retirement Path 2065 Fund	$—

KP Retirement Path 2030 Fund	$152	KP Large Cap Equity Fund	$499

KP Retirement Path 2035 Fund	$169	KP Small Cap Equity Fund	$221

KP Retirement Path 2040 Fund	$154	KP International Equity Fund	$323

KP Retirement Path 2045 Fund	$119	KP Fixed Income Fund	$367

KP Retirement Path 2050 Fund	$71

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Northeast Retirement Services, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

State Street Bank and Trust Company serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Investment Advisory Agreements:

The Trust will pay to the Adviser as compensation for the Adviser’s services rendered, a fee (the “Advisory Fee”), determined in accordance with the calculation methodology set forth below. The Advisory Fee will be computed and accrued daily on an estimated basis by the Administrator and paid monthly in arrears based on a final determination by the Administrator.

The Advisory Fee payable by each Fund for any particular period will equal its pro rata portion of the total fee calculated by applying the Effective Fee Rate (defined below) to the Fund Asset Base (defined below), with each Fund’s pro rata portion determined by dividing the net assets of such Fund that are included in the Fund Asset Base by the total Fund Asset Base. The “Effective Fee Rate” will be determined by applying the following fee schedule to the Fund Asset Base:

0.05% on the first $4,000,000,000 of the Fund Asset Base;

0.04% on the Fund Asset Base between $4,000,000,001 and $7,000,000,000;

0.03% on the Fund Asset Base between $7,000,000,001 and $10,000,000,000; and

0.025% on the Fund Asset Base over $10,000,000,000.

The “Fund Asset Base” equals the Core Funds Asset Base (defined below) plus the Target Date Funds Asset Base (defined below). The “Core Funds Asset Base” equals the sum of the net assets of each Core Fund. The “Target Date Funds Asset Base” equals the sum of the net assets of each Target Date Fund invested in investment companies to which the Adviser does not serve as investment adviser. The Fund Asset Base will be estimated daily and

THE KP FUNDS	June 30, 2019 (Unaudited)

determined monthly based on the preceding methodology, in all cases based on the net assets as of the close of business on the preceding day in the case of the daily estimate and based on the average daily net assets average daily net assets in the month for the monthly calculation.

The Effective Fee Rate determined at the beginning of a month shall be used throughout the month for purposes of the daily estimate, and shall be recalculated for the month to make the final determination. In the event that the estimated daily fee for a Fund differs from the final determination by an amount sufficient to require an adjustment to the Net Asset Value of the Fund for any day, such difference shall be treated as a pricing error under the Trust’s policy.

The Adviser has entered into sub-advisory agreements with each sub-adviser under which the sub-adviser makes investment decisions for the assets it has been allocated to manage. For its service, each sub-adviser receives a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisors directly are labeled as “Sub-Advisory Fees” on the Statements of Operations.

As of June 30, 2019, the Adviser has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
KP Large Cap Equity Fund	KP International Equity Fund
AQR Capital Management, LLC	Acadian Asset Management LLC
MFS Investment Management	Lazard Asset Management LLC
PanAgora Asset Management, Inc.	Marathon Asset Management LLP
SSgA Funds Management, Inc.	MFS Investment Management
T. Rowe Price	Sprucegrove Investment Management Ltd.
SSgA Funds Management, Inc.
William Blair & Company, LLC

KP Small Cap Equity Fund	KP Fixed Income Fund
Aristotle Capital Boston, LLC	Credit Suisse Asset Management
CastleArk Management, LLC	Loomis, Sayles & Company, LP
Columbus Circle Investors	Payden & Rygel
DePrince Race & Zollo, Inc.	SSgA Funds Management, Inc.
PENN Capital Management Company, Inc.
SSgA Funds Management, Inc.
Walthausen & Co., LLC

7. Investment Transactions:

For the six-months ended June 30, 2019, the Funds had purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows (000):

	Purchases	Sales and Maturities
KP Retirement Path Retirement Income Fund	$50,009	$77,479
KP Retirement Path 2020 Fund	104,902	129,512
KP Retirement Path 2025 Fund	148,935	129,014
KP Retirement Path 2030 Fund	156,301	112,735
KP Retirement Path 2035 Fund	170,836	105,845
KP Retirement Path 2040 Fund	157,687	94,979
KP Retirement Path 2045 Fund	134,124	68,551
KP Retirement Path 2050 Fund	103,726	42,035
KP Retirement Path 2055 Fund	51,148	15,201
KP Retirement Path 2060 Fund	13,572	5,333
KP Retirement Path 2065 Fund*	10,001	—
KP Large Cap Equity Fund	711,586	556,013
KP Small Cap Equity Fund	578,304	516,504
KP International Equity Fund	569,841	470,263
KP Fixed Income Fund	643,761	657,485

*	Commenced operations on May 24, 2019.

In addition, KP Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $2,468,208 (000) and $2,437,929 (000), respectively.

THE KP FUNDS	June 30, 2019 (Unaudited)

8. Federal Tax Information:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise.

The tax character of dividends and distributions declared during the year or period ended December 31, 2018 and December 31, 2017 were as follows (000):

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path Retirement Income Fund	2018	$11,803	$16,059	$—	$27,862
	2017	18,222	—	—	18,222
KP Retirement Path 2020 Fund	2018	25,272	34,870	—	60,142
	2017	32,519	—	—	32,519
KP Retirement Path 2025 Fund	2018	31,490	43,247	—	74,737
	2017	37,756	—	—	37,756
KP Retirement Path 2030 Fund	2018	30,892	44,059	—	74,951
	2017	36,781	—	—	36,781
KP Retirement Path 2035 Fund	2018	34,445	52,001	—	86,446
	2017	41,352	—	—	41,352
KP Retirement Path 2040 Fund	2018	31,604	47,645	—	79,249
	2017	38,654	—	—	38,654
KP Retirement Path 2045 Fund	2018	24,064	36,086	—	60,150
	2017	27,710	—	—	27,710
KP Retirement Path 2050 Fund	2018	14,097	19,572	—	33,669
	2017	14,526	—	—	14,526
KP Retirement Path 2055 Fund	2018	4,535	5,416	—	9,951
	2017	3,591	—	—	3,591
KP Retirement Path 2060 Fund	2018	928	1,783	—	2,711
	2017	914	—	—	914
KP Large Cap Equity Fund	2018	46,521	153,148	—	199,669
	2017	144,245	—	—	144,245
KP Small Cap Equity Fund	2018	62,717	87,900	—	150,617
	2017	94,436	—	—	94,436
KP International Equity Fund	2018	38,316	62,126	—	100,442
	2017	40,026	—	—	40,026
KP Fixed Income Fund	2018	55,856	—	—	55,856
	2017	37,554	—	—	37,554

As of December 31, 2018, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings/ (Accumulated Losses)
KP Retirement Path Retirement Income Fund	$—	$8,478	$—	$—	$(19,873)	$1	$(11,394)
KP Retirement Path 2020 Fund	—	22,993	—	—	(45,186)	—	(22,193)
KP Retirement Path 2025 Fund	—	35,046	—	—	(57,741)	5	(22,690)
KP Retirement Path 2030 Fund	—	41,145	—	—	(62,306)	1	(21,160)
KP Retirement Path 2035 Fund	—	51,888	—	—	(71,564)	—	(19,676)
KP Retirement Path 2040 Fund	—	51,771	—	—	(67,814)	—	(16,043)
KP Retirement Path 2045 Fund	—	41,666	—	—	(61,633)	—	(19,967)

THE KP FUNDS	June 30, 2019 (Unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings/ (Accumulated Losses)
KP Retirement Path 2050 Fund	$—	$25,049	$—	$—	$(45,734)	$1	$(20,684)
KP Retirement Path 2055 Fund	—	8,317	—	—	(19,669)	(3)	(11,355)
KP Retirement Path 2060 Fund	—	1,704	—	—	(5,450)	—	(3,746)
KP Large Cap Equity Fund	830	15,518	—	(6,112)	98,507	2	108,745
KP Small Cap Equity Fund	434	—	—	(6,968)	(90,899)	(1)	(97,434)
KP International Equity Fund	—	—	—	(1,419)	(121,565)	(3)	(122,987)
KP Fixed Income Fund	—	—	(19,861)	(2,412)	(36,197)	(320)	(58,790)

Post-October losses represent losses realized on investment transactions from November 1, 2018 through December 31, 2018, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against all future capital gains. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows (000):

	Short-Term Loss	Long-Term Loss
KP Fixed Income Fund	$(16,365)	$(3,496)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at June 30, 2019, were as follows (000):

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KP Retirement Path Retirement Income Fund	$449,935	$20,083	$(436)	$19,647
KP Retirement Path 2020 Fund	1,001,475	50,752	(702)	50,050
KP Retirement Path 2025 Fund	1,278,413	75,908	(1,010)	74,898
KP Retirement Path 2030 Fund	1,262,796	82,274	(973)	81,301
KP Retirement Path 2035 Fund	1,402,995	101,676	(995)	100,681
KP Retirement Path 2040 Fund	1,280,463	97,260	(748)	96,512
KP Retirement Path 2045 Fund	1,002,775	68,776	(503)	68,273
KP Retirement Path 2050 Fund	620,885	33,416	(310)	33,106
KP Retirement Path 2055 Fund	222,607	6,898	(859)	6,039
KP Retirement Path 2060 Fund	47,387	688	(477)	211
KP Retirement Path 2065 Fund	10,002	394	—	394
KP Large Cap Equity Fund	2,441,902	559,776	(77,651)	482,125
KP Small Cap Equity Fund	1,199,614	159,497	(79,033)	80,464
KP International Equity Fund	1,769,085	221,989	(112,043)	109,946
KP Fixed Income Fund	2,213,509	60,066	(11,409)	48,657

9 Risks:

As with all mutual funds, a shareholder of a fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the fund’s net asset value and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Allocation Risk — The Adviser’s judgment about, and allocations among, Substrategies and sub-advisers may adversely affect the Fund’s performance.

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

THE KP FUNDS	June 30, 2019 (Unaudited)

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other instruments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, credit linked notes, structured notes and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on a fund’s share price and may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is described below. The Fund’s use of forward contracts, credit-linked notes, structured notes and swaps is also subject to credit risk and valuation risk. Credit risk is described above and valuation risk is described below. Each of these risks could cause a fund to lose more than the principal amount invested in a derivative instrument. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange-Traded Funds (“ETFs”) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the value of its underlying securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

THE KP FUNDS	June 30, 2019 (Unaudited)

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk —The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Rates associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Investment in Europe Risk — The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union (“EU”) or debt restructuring. Assistance given to an EU member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events may adversely affect the economic and market environment in Europe, which in turn may adversely affect the price or liquidity of high yield securities issued by European issuers and therefore may adversely affect the Fund and its investments in such securities.

Investment in Japan Risk — The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.

Investment in Underlying Funds Risk — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

•

Allocation Risk — With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund’s investment adviser’s judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Underlying Fund’s performance.

•

Asset-Backed Securities Risk — Payment of principal and interest on assetbacked securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

•

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than

THE KP FUNDS	June 30, 2019 (Unaudited)

investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

•

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

•

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

•

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

•	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

•

Currency Risk — As a result of an Underlying Fund’s investments in securities or other instruments denominated in, and/or receiving revenues in, foreign currencies, the Underlying Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

•

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

•

Derivatives Risk — An Underlying Fund’s use of futures contracts, forward contracts, credit-linked notes, structured notes and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described below. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Underlying Fund’s share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund’s use of forward contracts, structured notes and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument. An Underlying Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

•	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

•

Fixed Income Market Risk — The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

THE KP FUNDS	June 30, 2019 (Unaudited)

•

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

•

Foreign Sovereign Debt Securities Risk — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

•

Geographic Concentration Risk — An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•

Income Fluctuations Risk — An Underlying Fund’s income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

•

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

•

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

•

Large Capitalization Companies Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

•

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

•

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•

Mortgage Dollar Rolls Risk — An Underlying Fund’s use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Underlying Fund. At the time an Underlying Fund enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by an Underlying Fund.

•

Municipal Securities Risk — There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of an Underlying Fund’s

THE KP FUNDS	June 30, 2019 (Unaudited)

municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

•

Passive Sub-strategy Risk — A certain portion of an Underlying Fund’s assets (i.e., a sub-strategy) may not be actively managed. Instead, such sub-strategy may be managed to track the performance of an unmanaged index of securities. As a result, the sub-strategy will hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Underlying Fund’s return to be lower than if the sub-strategy were managed pursuant to an active strategy. In addition, the return of the sub-strategy may not match or achieve a high degree of correlation with the returns of its index due to expenses and transaction costs, the unavailability of securities included in the index for purchase, the timing of cash flows into and out of such portion, and other reasons.

•

Portfolio Turnover Risk — Due to its investment strategy, an Underlying Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

•

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring an Underlying Fund to invest the proceeds at generally lower interest rates.

•

Senior Loans/Bank Loans Risk — With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower, assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

•

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which an Underlying Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization stocks may be less liquid than the market for larger capitalization stocks.

•

U.S. Government Securities Risk — An Underlying Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Investment Style Risk — The risk that large capitalization equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Companies Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

Model and Data Risk — Quantitative models and information, and data supplied by third parties (“Models and Data”), are used to construct sets of transactions and investments, and to provide risk management insights. When

THE KP FUNDS	June 30, 2019 (Unaudited)

Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Mortgage Dollar Rolls Risk — The Fund’s use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Fund. At the time the Fund enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

Multi-Manager Risk — The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund’s assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

Municipal Securities Risk — There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Passive Sub-strategy Risk — The Fund’s Sub-strategy managed by SSGA FM is not actively managed. Instead, SSGA FM attempts to track the performance of an unmanaged index of securities. As a result, the Sub-strategy will hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Fund’s return to be lower than if the Sub-strategy employed an active strategy. In addition, the Substrategy’s return may not match or achieve a high degree of correlation with the return of its index due to expenses and transaction costs, the unavailability of securities included in the index for purchase, the timing of cash flows into and out of the Sub-strategy, and other reasons.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Retirement Income Risk — The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor’s ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor’s expected retirement date, the investor’s individual retirement needs, the investor’s other sources of income and other assets, and inflation. The Fund’s glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of his or her investment in the Fund. The Fund is considered a “through retirement” fund because it continues to grow more conservative through its target date year, reaching its most conservative asset allocation five years after the target date year. The Fund, therefore, provides greater exposure to equity securities during the first five years

THE KP FUNDS	June 30, 2019 (Unaudited)

of an investor’s assumed retirement age and is subject to greater volatility than if it had reached its most conservative allocation during the target date year. This risk is greater for an investor who begins to withdraw a portion or all of his or her investment in the Fund before the Fund reaches its most conservative allocation. Conversely, for an investor who begins to withdraw a portion or all of his or her investment in the Fund sometime after the Fund reaches its most conservative allocation, there is a greater risk that the Fund’s glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving his or her income and appreciation goals. There can be no assurance that an investor’s investment in the Fund will provide income in amounts adequate to meet the investor’s goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

Rights and Warrants Risk — Rights and warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Rights and warrants may be more speculative than other types of investments. The price of a right or warrant may be more volatile than the price of its underlying security, and an investment in a right or warrant may therefore create greater potential for capital loss than an investment in the underlying security. A right or warrant ceases to have value if it is not exercised prior to its expiration date.

Senior Loans/Bank Loans Risk — With respect to senior loans, including bank loans, the Fund, as a direct lender to the borrower, assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions and may have extended settlement periods.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization stocks may be less liquid than the market for larger capitalization stocks.

Tracking Error Risk — The risk that a Sub-strategy’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Sub-strategy’s investments and the benchmark and other factors.

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Investing Risk — If a sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Valuation Risk — The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the Fund.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligation is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

THE KP FUNDS	June 30, 2019 (Unaudited)

11. Other:

At June 30, 2019, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund, which are comprised of either affiliated shareholders, the Target Date Funds, or unaffiliated shareholders, omnibus accounts that are held on behalf of individual shareholders, was as follows:

	Number of affiliated shareholders	% of outstanding shares held	Number of non-affiliated shareholders	% of outstanding shares held
KP Retirement Path Retirement Income Fund	—	0%	1	100%
KP Retirement Path 2020 Fund	—	0%	1	100%
KP Retirement Path 2025 Fund	—	0%	1	100%
KP Retirement Path 2030 Fund	—	0%	1	100%
KP Retirement Path 2035 Fund	—	0%	1	100%
KP Retirement Path 2040 Fund	—	0%	1	100%
KP Retirement Path 2045 Fund	—	0%	1	100%
KP Retirement Path 2050 Fund	—	0%	1	100%
KP Retirement Path 2055 Fund	—	0%	1	100%
KP Retirement Path 2060 Fund	—	0%	1	100%
KP Retirement Path 2065 Fund	—	0%	1	100%
KP Large Cap Equity Fund	5	77%	—	0%
KP Small Cap Equity Fund	3	37%	1	32%
KP International Equity Fund	6	88%	—	0%
KP Fixed Income Fund	5	78%	—	0%

12. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

13. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE KP FUNDS	June 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2019 and held for the six-month period ended June 30, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE KP FUNDS	June 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Annualized Expense Ratios	Expenses Paid During Period*

KP Retirement Path Retirement Income Fund
Actual Fund Return	$1,000.00	$1,095.70	0.06%	$0.31
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30

KP Retirement Path 2020 Fund
Actual Fund Return	$1,000.00	$1,103.00	0.06%	$0.31
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30

KP Retirement Path 2025 Fund
Actual Fund Return	$1,000.00	$1,116.20	0.06%	$0.31
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30

KP Retirement Path 2030 Fund
Actual Fund Return	$1,000.00	$1,127.20	0.06%	$0.32
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30

KP Retirement Path 2035 Fund
Actual Fund Return	$1,000.00	$1,138.20	0.06%	$0.32
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30

KP Retirement Path 2040 Fund
Actual Fund Return	$1,000.00	$1,144.40	0.06%	$0.32
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30

KP Retirement Path 2045 Fund
Actual Fund Return	$1,000.00	$1,149.00	0.06%	$0.32
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30

KP Retirement Path 2050 Fund
Actual Fund Return	$1,000.00	$1,150.40	0.06%	$0.32
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30

	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Annualized Expense Ratios	Expenses Paid During Period*

KP Retirement Path 2055 Fund
Actual Fund Return	$1,000.00	$1,152.40	0.06%	$0.32
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30

KP Retirement Path 2060 Fund
Actual Fund Return	$1,000.00	$1,152.30	0.06%	$0.32
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30

KP Retirement Path 2065 Fund
Actual Fund Return	$1,000.00	$1,040.00	0.05%	$0.05	**
Hypothetical 5% Return	$1,000.00	$1,024.54	0.05%	$0.25

KP Large Cap Equity Fund
Actual Fund Return	$1,000.00	$1,177.90	0.30%	$1.62
Hypothetical 5% Return	$1,000.00	$1,023.31	0.30%	$1.51

KP Small Cap Equity Fund
Actual Fund Return	$1,000.00	$1,190.50	0.52%	$2.83
Hypothetical 5% Return	$1,000.00	$1,022.22	0.52%	$2.61

KP International Equity Fund
Actual Fund Return	$1,000.00	$1,143.60	0.45%	$2.39
Hypothetical 5% Return	$1,000.00	$1,022.56	0.45%	$2.26

KP Fixed Income Fund
Actual Fund Return	$1,000.00	$1,068.10	0.29%	$1.49
Hypothetical 5% Return	$1,000.00	$1,023.36	0.29%	$1.45

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
**

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 38/365 (to reflect the period since inception to the one-half period shown).

THE KP FUNDS	June 30, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Board Considerations in Renewing the Sub-Advisory Agreement between the Adviser and Credit Suisse Asset Management, LLC on behalf of the KP Fixed Income Fund and the Sub-Advisory Agreement between the Adviser and Sprucegrove Investment Management Ltd. on behalf of the KP International Equity Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of KP Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 26, 2019 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•	the sub-advisory agreement between the Adviser and Credit Suisse Asset Management, LLC (“Credit Suisse”) on behalf of the KP Fixed Income Fund; and

•

the sub-advisory agreement between the Adviser and Sprucegrove Investment Management Ltd. (“Sprucegrove,” and, together with Credit Suisse, the “Sub-Advisers”) on behalf of the KP International Equity Fund.

In preparation for the meeting, the Trustees requested that the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Sub-Advisers’ services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ sub-advisory fees paid to the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (vii) the Sub-Advisers’ potential economies of scale; (viii) the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance attributable to the Sub-Advisers and overall performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Advisers; (ii) the investment performance of the Funds and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

THE KP FUNDS	June 30, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Sub-Advisers, the Board reviewed the portfolio management services provided by the Sub-Advisers to the Funds, including the quality and continuity of the Sub-Advisers’ portfolio management personnel, the resources of the Sub-Advisers, and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Sub-Advisers were available to the Board, as were the responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance, and the Sub-Advisers’ contributions thereto, over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Sub-Advisers provided information regarding and led discussions of factors impacting the Sub-Advisers’ performance for the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Sub-Advisers’ performance was satisfactory, or, where the Sub-Advisers’ performance was materially below the Funds’ benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Sub-Advisory Services, Profitability and Economies of Scale

In considering the sub-advisory fees payable by the Funds to the Sub-Advisers, the Trustees reviewed, among other things, a report of the sub-advisory fees paid to the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the sub-advisory fees were reasonable in light of the nature and quality of the services rendered by the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Advisers and their affiliates. The Trustees considered how the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Sub-Advisers with respect to the management of the Funds were not unreasonable.

The Trustees considered the Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed

THE KP FUNDS	June 30, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the sub-advisory fees were reasonable in light of the information that was provided to the Trustees by the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE KP FUNDS	June 30, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Board Considerations in Approving the Advisory Agreement for the KP Retirement Path 2065 Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of KP Funds (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on February 26, 2019 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the

THE KP FUNDS	June 30, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE KP FUNDS	June 30, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Board Considerations in Approving the Sub-Advisory Agreement between the Adviser and Lazard Asset Management LLC with Respect to the KP International Equity Fund and the Sub-Advisory Agreement between the Adviser and Acadian Asset Management LLC with Respect to the KP International Equity Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of KP Funds (the “Trust”) who are not parties to the sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on May 21, 2019 to decide whether to approve the following agreements (the “Agreements”):

•	the Sub-Advisory Agreement between the Adviser and Lazard Asset Management LLC (“Lazard”) with respect to the Fund; and

•

an amendment to the Sub-Advisory Agreement between the Adviser and Acadian Asset Management LLC (“Acadian,” and, together with Lazard, the “Sub-Advisers”) with respect to the Fund to add an international small cap equity sub-strategy.

In preparation for the meeting, the Trustees requested that the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Sub-Advisers and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements.

Specifically, the Board requested and received written materials from the Sub-Advisers and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Sub-Advisers; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed sub-advisory fees to be paid to the Sub-Advisers; (vi) the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (vii) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (viii) the Sub-Advisers’ investment experience; (ix) the Adviser’s rationale for recommending the Sub-Advisers; and (x) the Sub-Advisers’ performance in managing similar accounts.

Representatives from the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Sub-Advisers and other service providers of the Fund, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Sub-Advisers; and (ii) the fees to be paid to the Sub-Advisers, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Sub-Advisers

In considering the nature, extent and quality of the services to be provided by the Sub-Advisers, the Board reviewed the portfolio management services to be provided by the Sub-Advisers to the Fund, including the quality and continuity of the Sub-Advisers’ portfolio management personnel, the resources of the Sub-Advisers and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Sub-Advisers’ proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Sub-Advisers were available to the Board, as were the responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Sub-Advisers to the Fund.

THE KP FUNDS	June 30, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Concluded)

The Trustees also considered other services to be provided to the Fund by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Sub-Advisers would be satisfactory.

Costs of Sub-Advisory Services

In considering the sub-advisory fees payable to the Sub-Advisers, the Trustees reviewed, among other things, a report of the proposed sub-advisory fees to be paid to the Sub-Advisers. The Trustees also reviewed the management fees charged by the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fees payable to the Sub-Advisers would reflect arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Sub-Advisers.

Investment Performance, Profitability and Economies of Scale

Because the Sub-Advisers are new to the Fund (in the case of Acadian, with respect to the international small cap equity sub-strategy) and have not managed Fund assets, they did not yet have an investment performance record with respect to the Fund and it was not possible to determine the profitability that the Sub-Advisers might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Sub-Advisers as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Sub-Advisers’ investment performance with respect to the Fund, the Sub-Advisers’ profitability, or the extent to which economies of scale would be realized by the Sub-Advisers as the assets of the Fund grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The KP Funds

Investment Adviser

Callan LLC

600 Montgomery Street, Suite 800

San Francisco, CA 94111

Administrator

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds.

To Obtain a Prospectus, SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	855-457-3637 (855-4KPFNDS)

By Mail:	The KP Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19546

By Internet:	www.kp-funds.com

From the SEC: You can also obtain the Prospectus, SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22838

KPF-SA-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 5, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 5, 2019